                                                               File No. 33-11084
                                                                       811 -2188


    As filed with the Securities and Exchange Commission on April 17, 1998


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /

                            Pre-Effective Amendment No.                   / /
                                                        -----

                           Post-Effective Amendment No.   4               /X/
                                                        -----

                                        and/or

                     REGISTRATION STATEMENT UNDER THE INVESTMENT
                                   COMPANY ACT OF 1940                    /X/

                                Amendment No.   14
                                              ------

                          JEFFERSON-PILOT SEPARATE ACCOUNT A
-------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                        JEFFERSON-PILOT LIFE INSURANCE COMPANY

                               100 North Greene Street
                           Greensboro, North Carolina 27401
-------------------------------------------------------------------------------
                       (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code 1-800-458-4498

                                    Shari J. Lease
                        Jefferson-Pilot Life Insurance Company
                                  One Granite Place
                             Concord, New Hampshire 03301
-------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:

                                Joan E. Boros, Esquire
                  Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                          1025 Thomas Jefferson Street, N.W.
                                    Suite 400 East
                                 Washington, DC 20007

                    Approximate Date of Proposed Public Offering:
      As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 1998 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a) (1) of Rule 485


If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
Variable Portion of Contracts issued by the Separate Account

                         JEFFERSON-PILOT SEPARATE ACCOUNT A
                         Registration Statement on Form N-4

                               CROSS REFERENCE SHEET
                              Pursuant to Rule 481 (a)


N-4
Item No.            Caption
--------            -------
1. . . . . . .      Cover Page

2. . . . . . .      "Definitions"

3. . . . . . .      "Summary of Contract Expenses"; "Summary"

4. . . . . . .      "Condensed Financial Information"

5. . . . . . .      "The Insurance Company"; "Jefferson-Pilot Separate Account
                    A"; and "Sub-Accounts of the Separate Account and Available
                    Funds"

6. . . . . . .      "Deductions under the Contracts"

7. . . . . . .      "Contract Benefits"

8. . . . . . .      "The Annuity Period"

9. . . . . . .      "Payment on or after Death of Annuitant"

10 . . . . . .      "Certain Minimum Amounts"; "The Accumulation Period"

11 . . . . . .      "Redemptions"

12 . . . . . .      "Certain Federal Income Tax Consequences"

13 . . . . . .      "Legal Proceedings"

14 . . . . . .      "Table of Contents Statement of Additional Information"




N-4
Item No.            Caption
--------            -------
15 . . . . . .      Cover Page

16 . . . . . .      "Table of Contents"

17 . . . . . .      "The Insurance Company" (Prospectus)

18 . . . . . .      Not Applicable

19 . . . . . .      "Principal Underwriter"; "The Distribution of the Contracts"
                    (Prospectus)

20 . . . . . .      "Principal Underwriter"

21 . . . . . .      "Standardized Computation of Performance"

22 . . . . . .      "Determination of Annuity Payments"

23 . . . . . .      "Financial Statements"


Part C - Information required in Part C is set forth under each appropriate item, as numbered, in Part C to this Registration Statement.

                                  TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2
SUMMARY OF CONTRACT EXPENSES . . . . . . . . . . . . . . . . . . . . .         5
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . .        10
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12
THE INSURANCE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . .        13
   Year 2000 Matter. . . . . . . . . . . . . . . . . . . . . . . . . .        13
JEFFERSON-PILOT SEPARATE ACCOUNT A . . . . . . . . . . . . . . . . . .        13
SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND AVAILABLE FUNDS . . . . . . .        14
INVESTMENT OBJECTIVES OF THE FUNDS . . . . . . . . . . . . . . . . . .        15
   Substitution of Other Securities or Funds . . . . . . . . . . . . .        16
DEDUCTIONS UNDER THE CONTRACTS . . . . . . . . . . . . . . . . . . . .        16
   Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . .        16
   Waiver of Surrender Charge Rider. . . . . . . . . . . . . . . . . .        17
   Premium Tax . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17
   Contract Administration Charges . . . . . . . . . . . . . . . . . .        17
   Annual Contract Fee . . . . . . . . . . . . . . . . . . . . . . . .        17
   Administrative Expense Fee. . . . . . . . . . . . . . . . . . . . .        17
   Deduction for Assuming Mortality and Expense Risks. . . . . . . . .        17
   Expenses of the Funds . . . . . . . . . . . . . . . . . . . . . . .        18
TRANSFERS BETWEEN SUB-ACCOUNTS . . . . . . . . . . . . . . . . . . . .        18
REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18
   Reinvestment Privilege. . . . . . . . . . . . . . . . . . . . . . .        19
OTHER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19
   Dollar Cost Averaging . . . . . . . . . . . . . . . . . . . . . . .        19
   Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . .        20
   Reports to the Owner. . . . . . . . . . . . . . . . . . . . . . . .        20
FIXED ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20
   General Description . . . . . . . . . . . . . . . . . . . . . . . .        20
   Fixed Account Accumulation Value. . . . . . . . . . . . . . . . . .        21
   Fixed Account Transfers, Total, and Partial Surrenders. . . . . . .        21
CONTRACT BENEFITS. . . . . . . . . . . . . . . . . . . . . . . . . . .        21
CERTAIN MINIMUM AMOUNTS. . . . . . . . . . . . . . . . . . . . . . . .        22
THE ACCUMULATION PERIOD. . . . . . . . . . . . . . . . . . . . . . . .        22
   The Accumulation Value and Accumulation Units . . . . . . . . . . .        22
   Accumulation Unit Values. . . . . . . . . . . . . . . . . . . . . .        23
   Valuation Date and Valuation Period . . . . . . . . . . . . . . . .        23
   Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . .        23
   Example of Calculation of Accumulation Unit Value . . . . . . . . .        23
THE ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . .        23
   Payment Provisions. . . . . . . . . . . . . . . . . . . . . . . . .        23
SETTLEMENT OPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .        24
   Annuity Purchase Rates. . . . . . . . . . . . . . . . . . . . . . .        25
   Annuity Unit Values . . . . . . . . . . . . . . . . . . . . . . . .        26
   Number of Annuity Units . . . . . . . . . . . . . . . . . . . . . .        26
   Time of Payment . . . . . . . . . . . . . . . . . . . . . . . . . .        26
   Amount of Payment . . . . . . . . . . . . . . . . . . . . . . . . .        26
PAYMENT ON OR AFTER DEATH OF ANNUITANT . . . . . . . . . . . . . . . .        26
THE DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . .        27
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27

                                                                            PAGE
                                                                            ----
CERTAIN FEDERAL INCOME TAX CONSEQUENCES. . . . . . . . . . . . . . . .        28
   Taxation of Annuities . . . . . . . . . . . . . . . . . . . . . . .        28
      In General . . . . . . . . . . . . . . . . . . . . . . . . . . .        28
      Possible Changes in Taxation . . . . . . . . . . . . . . . . . .        29
      Full and Partial Redemptions From Qualified Contracts. . . . . .        29
      Full and Partial Redemptions From Non-Qualified Contracts. . . .        29
      Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . .        29
      Penalty Tax. . . . . . . . . . . . . . . . . . . . . . . . . . .        29
      Death Benefit Proceeds . . . . . . . . . . . . . . . . . . . . .        30
      Gifts, Transfers, Assignments or Exchanges of the Contract . . .        30
      Generation-Skipping Transfers. . . . . . . . . . . . . . . . . .        30
      Multiple Contracts . . . . . . . . . . . . . . . . . . . . . . .        30
      Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . .        30
      Other Tax Consequences . . . . . . . . . . . . . . . . . . . . .        30
   Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . .        31
      Qualified Pension and Profit Sharing Plans . . . . . . . . . . .        31
      Individual Retirement Annuities and Individual
        Retirement Accounts. . . . . . . . . . . . . . . . . . . . . .        31
      Tax-Sheltered Annuities. . . . . . . . . . . . . . . . . . . . .        31
      Section 457 Deferred Compensation ("Section 457") Plans. . . . .        32
LEGAL PROCEEDINGS. . . . . . . . . . . . . . . . . . . . . . . . . . .        32
SPECIAL CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . .        32
   Restrictions Upon Transfer of Ownership and Assignment. . . . . . .        32
AVAILABLE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .        32
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION . . . . . . . .        33
INVESTMENT FUND PROSPECTUSES
   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUNDS (VIP and VIP II) . . .    VIPF-1
   OPPENHEIMER VARIABLE ACCOUNT FUNDS. . . . . . . . . . . . . . . . .    OVAF-1
   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (AASAP) . . . . . . .   AASAP-1
   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (AAMGP). . . . . . . . . . .   AAMGP-1
   MFS RESEARCH SERIES . . . . . . . . . . . . . . . . . . . . . . . .     MFS-1
   MFS UTILITIES SERIES. . . . . . . . . . . . . . . . . . . . . . . .     MFS-1
   JEFFERSON PILOT VARIABLE FUND, INC. . . . . . . . . . . . . . . . .    JPVF-1

PROSPECTUS                                                           MAY 1, 1998

                          JEFFERSON-PILOT SEPARATE ACCOUNT A

                        INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                       SOLD BY
                        JEFFERSON-PILOT LIFE INSURANCE COMPANY
                                    P.O. BOX 22086
                           GREENSBORO, NORTH CAROLINA 27420
                               TELEPHONE (910) 691-3448

     This Prospectus offers two forms of individual variable annuity contracts, Alpha and Alphaflex, that are designed (i) to fund benefits under annuity purchase, pension or profit-sharing plans qualified for special tax treatment under the Internal Revenue Code and (ii) for sale to individuals for retirement planning where no special tax treatment is available (the "Contract(s)"). The Contracts are offered on a flexible payment basis.

     Under the Contracts, annuity payments may commence on a preselected future date (presumably at retirement) under one of the annuity options provided in the Contracts. Prior to the time annuity payments begin, the Contracts are partially or totally redeemable based on their current value and subject to applicable contingent deferred sales charges.


     Jefferson-Pilot Life Insurance Company ("Company") provides for variable accumulations and variable benefits under the Contracts by crediting net purchase payments to one or more Sub-Accounts ("Sub-Accounts") within Jefferson-Pilot Separate Account A ("Separate Account") as directed by the owner of the Contract ("Owner"). Net purchase payments to Contracts may be invested in any combination of the sixteen available Sub-Accounts or in the Fixed Account. The Sub-Accounts invest in corresponding investment portfolios of six separate mutual funds ("Funds"). The Funds are currently Oppenheimer Variable Account Funds, which are managed by OppenheimerFunds, Inc.; the Variable Insurance Products Fund and the Variable Insurance Products Fund II, which are managed by Fidelity Management & Research Company of Boston, Massachusetts; The Alger American Fund, which is managed by Fred Alger Management, Inc. of New York, New York; the MFS Variable Insurance Trust, managed by Massachusetts Financial Services Company of Boston, Massachusetts; and the Jefferson Pilot Variable Fund, Inc., managed by Jefferson Pilot Investment Advisory Corporation, a wholly-owned subsidiary of Jefferson-Pilot Corporation.


     Generally, within ten days after the Contract is received, an Owner may cancel it by returning it to the Home Office or the representative that sold it. Free look provisions may vary based on the state of issue. The state of issue is based on the address of the Payor.


     A prospectus for each of the Funds accompanies this Prospectus. An investor should read those prospectuses carefully before buying a Contract described in this Prospectus or investing in any Sub-Account.


     This Prospectus sets forth concisely the information about the Contracts and the Separate Account that a prospective investor should know before investing and should be retained for future reference. Additional information about the Contracts and the Separate Account is contained in a Statement of Additional Information dated May 1, 1998 which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from the Variable Annuity Service Center, P.O. Box 515, Concord, New Hampshire 03302-0515, Telephone Number 1-800-289-1776. The table of contents for the Statement of Additional Information is shown on page 35 of this Prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF EACH OF THE FOLLOWING MUTUAL FUNDS: OPPENHEIMER VARIABLE ACCOUNT FUNDS; VARIABLE INSURANCE PRODUCTS FUND; VARIABLE INSURANCE PRODUCTS FUND II, ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO; ALGER AMERICAN MIDCAP GROWTH PORTFOLIO; ALGER


AMERICAN MIDCAP GROWTH PORTFOLIO; MFS RESEARCH SERIES; MFS UTILITIES SERIES; AND JEFFERSON PILOT VARIABLE FUND, INC.

                                     DEFINITIONS

Some of the technical expressions and names frequently used in this Prospectus are defined below for ready reference:

     1. ACCUMULATION UNIT--the unit of measure of each Sub-Account of the Separate Account used in determining the value of the respective Sub-Accounts, and of the Contract, prior to the Annuity Date.

     2. ACCUMULATION VALUE--the value in the Sub-Accounts and the Fixed Account (Fixed Account Accumulation Value) on any valuation date during the accumulation period.


     3. ALGER AMERICAN FUNDS--the portfolios of The Alger American Fund which are available under the Contracts--Alger American Small Capitalization Portfolio and Alger American MidCap Growth Portfolio.


     4. ALPHA--the Contract offered on a flexible premium basis with a minimum initial purchase payment of $5,000 and a minimum additional payment of $1,000.


     5. ALPHAFLEX--the Contract offered on a flexible premium basis with minimum initial purchase payment of $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract and a minimum additional payment of $100.


     6. ANNUITANT--the natural person upon whose life annuity payments depend or will depend.


     7. ANNUITY DATE--the date on which the first variable annuity payment is payable.


     8. ANNUITY UNIT--the unit of measure of each Sub-Account of the Separate Account used in determining the amount of each variable annuity payment.


     9. BENEFICIARY (OR BENEFICIARIES)--the person (or persons) designated to receive the death benefit in the case of the death of the Annuitant.


     10.  CODE--the Internal Revenue Code of 1986, as amended.


     11. COMMUTED VALUE--the value, in a single sum, of a series of payments discounted from their respective due dates to the date of determination, such value being determined using the Company's current commute rate, which rate may be different from the assumed rate of interest used in calculating the payments.


     12.  COMPANY--the Jefferson-Pilot Life Insurance Company.


     13. CONTRACT VALUE--the Accumulation Value in the Sub-Accounts and the Fixed Account less any contingent deferred sales charge, annual contract fee, and premium tax deducted at the time of surrender or annuitization.


     14. FIXED ANNUITY--an annuity with payments which do not vary in accordance with the net investment results of the Separate Account.


     15. FIXED ACCOUNT--Contract Values allocated to the Company's General Account under the Contract.


     16. FUNDS--the Oppenheimer Funds, VIP Portfolios, Jefferson Pilot Funds, Alger American Funds, and MFS Funds available under the Contract.


     17. FUND SHARE--a share of beneficial interest in any of the VIP Portfolios, Jefferson Pilot Funds, Alger American Funds, and MFS Funds.


     18. GENERAL ACCOUNT--the General Account of the Company in which are held all the assets other than those held in the Separate Account or in any other separate account established or maintained by the Company.

     19. HOME OFFICE--the principal office of the Company at Greensboro, North Carolina.


     20. JEFFERSON PILOT VARIABLE FUND, INC. ("JPVF")--an open-end diversified management investment company registered under the 1940 Act. JPVF was previously known as Chubb America Fund, Inc. and changed its name as part of the acquisition of Chubb Life and its affiliates by Jefferson-Pilot Corporation.


     21. JEFFERSON PILOT FUNDS--the portfolios of the Jefferson Pilot Variable Fund, Inc. which are available under the Contracts - Emerging Growth Portfolio and Capital Growth Portfolio.

     22. MFS FUNDS--mutual fund series of the MFS Variable Insurance Trust which are available under the Contracts--MFS Research Series and MFS Utilities Series.

     23. MFS VARIABLE INSURANCE TRUST--an open-end management investment company registered under the 1940 Act.

     24. NET INVESTMENT FACTOR--a factor which reflects the net investment experience of each Sub-Account less the charges for the mortality and expense risk and administrative expenses during a valuation period.

     25. NON-QUALIFIED CONTRACT--a Contract issued in connection with a retirement plan which does not receive favorable tax treatment under Section 401, 403, 408, 408A, or 457 of the Code.

     26. OPPENHEIMER FUNDS--mutual fund series of the Oppenheimer Variable Account Funds which are available under the Contracts--Oppenheimer Bond Fund and Oppenheimer Growth Fund.

     27. OPPENHEIMER VARIABLE ACCOUNT FUNDS--a diversified open-end investment company registered under the 1940 Act.

     28. OWNER--The person(s) (or entity) that, while living, controls all rights and benefits under the Contract.

     29. PAYOR--The person(s) (or entity) that makes the initial purchase payment and any subsequent payments.

     30. QUALIFIED CONTRACT--an annuity contract that has been issued to fund benefits:

          (i) under a pension or profit sharing plan qualifying, or designed to qualify, for tax deferment under Code Section 401, including a plan covering self-employed individuals (HR-10 plans);

          (ii) under an annuity purchase plan qualifying, or intended to qualify, for tax deferment under Code Section 403(b), including plans adopted by public school systems and certain tax-exempt organizations specified in Code Section 501(c)(3);

          (iii) under an Individual Retirement Account or Annuity qualifying, or intended to qualify, for tax deferment under Code Section 408 or Code
     Section 408A; or

          (iv) to a government unit under an employee benefit plan which does in fact result in tax deferment under Code Section 457.

     31. SEPARATE ACCOUNT--the separate account designated as Jefferson-Pilot Separate Account A.

     32. SUB-ACCOUNT(S)--a sub-account of the Separate Account investing in shares of one of the Funds.

     33. THE ALGER AMERICAN FUND--a diversified, open-end management investment company registered under the 1940 Act.

     34. VALUATION DATE--any date on which the assets of the Separate Account are valued. Each day on which the New York Stock Exchange is open for trading is a valuation date, as is any other day (other than a day on which no purchase payments are made and no redemptions effected) on which there is a sufficient degree of trading in the portfolio securities of any of the Funds that the value of an Accumulation Unit or Annuity Unit might be materially affected. Valuation Date shall not include the following local or regional business holidays: Good Friday, the Friday following Thansgiving, and the day before or following Christmas Day.


     35. VALUATION PERIOD--the period from the time the accumulation unit value and the annuity unit value are determined as of one valuation date to the time such values are determined as of the next valuation date.

     36. VARIABLE ANNUITY--an annuity with payments varying in accordance with the net investment results of the Separate Account.


     37.  VARIABLE ANNUITY SERVICE CENTER--P.O. Box 515, Concord, NH 03302-0515.


     38. VIP FUNDS--the Variable Insurance Products Fund ("VIPF") and the Variable Insurance Products Fund II ("VIPF-II"), which are open-end diversified management investment companies registered under the 1940 Act.


     39. VIP PORTFOLIOS--the portfolios of the VIP Funds which are available under the Contracts--VIP Money Market Portfolio, VIP High Income Portfolio,
VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio,
VIP II Asset Manager Portfolio, VIP II Index 500 Portfolio and VIP II Contrafund Portfolio.


     40.  1940 ACT--the Investment Company Act of 1940, as amended.

                             SUMMARY OF CONTRACT EXPENSES


OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases. . . . . . . . . . . . . . . . . . .      None
Deferred Sales Charge for the Alpha* . . . . . . . . . . . . . . . . .     6.00%
   (as a percentage of the amount withdrawn at the time
     of surrender or partial surrender)
Deferred Sales Charge for the Alphaflex**. . . . . . . . . . . . . . .     8.00%
   (as a percentage of the amount withdrawn at the time
     of surrender or partial surrender)
Surrender Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .      None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      None


* The Deferred Sales Charge declines over time and is 0% beginning in the seventh policy year. For more information on the contingent Deferred Sales Charge, see "Contingent Deferred Sales Charge."


** The Deferred Sales Charge declines over time and is to 0% beginning in the ninth policy year. For more information on the Deferred Sales Charge, see "Contingent Deferred Sales Charge."


ANNUAL CONTRACT FEE. . . . . . . . . . . . . . . . . . . . . . . . . .     $ 35*
*$30 in the State of Washington

SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)

Mortality and Expense Risk Charge. . . . . . . . . . . . . . . . . . .     1.25%
Administrative Expense Fee . . . . . . . . . . . . . . . . . . . . . .     0.15%
Account Fees and Expenses. . . . . . . . . . . . . . . . . . . . . . .      None
   Total Separate Account Annual Expenses. . . . . . . . . . . . . . .     1.40%

ANNUAL PORTFOLIO COMPANY EXPENSES
(as a percentage of portfolio company average net assets)


                                                                                      TOTAL PORTFOLIO
                                                  MANAGEMENT                          COMPANY ANNUAL
                                                     FEES         OTHER EXPENSES          EXPENSES
                                                     ----         --------------          --------
Oppenheimer Growth Fund. . . . . . . . . . . . . .   0.73%             0.02%               0.75%
Oppenheimer Bond Fund. . . . . . . . . . . . . . .   0.73%             0.05%               0.78%
VIP Money Market Portfolio . . . . . . . . . . . .   0.21%             0.10%               0.31%
VIP High Income Portfolio. . . . . . . . . . . . .   0.59%             0.12%               0.71%
VIP Equity-Income Portfolio  . . . . . . . . . . .   0.51%             0.07%               0.58%(1)
VIP Growth Portfolio . . . . . . . . . . . . . . .   0.60%             0.09%               0.69%(1)
VIP Overseas Portfolio . . . . . . . . . . . . . .   0.75%             0.17%               0.92%(1)
VIP II Asset Manager Portfolio . . . . . . . . . .   0.55%             0.10%               O.65%(1)
VIP II Index 500 Portfolio . . . . . . . . . . . .   0.24%             0.04%               0.28%(2)
VIP II Contrafund Portfolio. . . . . . . . . . . .   0.60%             0.11%               0.71%(1)
JPVF Capital Growth Portfolio. . . . . . . . . . .   1.00%             0.09%               1.09%
JPVF Emerging Growth Portfolio . . . . . . . . . .   0.80%             0.20%               1.00%
MFS Research Series. . . . . . . . . . . . . . . .   0.75%             0.13%               0.88%(3)
MFS Utilities Series . . . . . . . . . . . . . . .   0.75%             0.25%               1.00%(3)
Alger American Small Capitalization Portfolio. . .   0.85%             0.04%               0.89%
Alger American MidCap Growth Portfolio . . . . . .   0.80%             0.04%               0.84%

-------------------------
(1) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio, and .68% for VIP II Contrafund Portfolio.


(2) The manager of the VIP II Index 500 Portfolio agreed to reimburse a portion of the VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .27%, .13%, and .40%, respectively.


(3) The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses." The Adviser has agreed to bear expenses for the Series, subject to reimbursement by the Series, such that the Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the Utilities Series would be 0.45%, and "Total Operating Expenses" would be 1.20%.

EXAMPLE 1
     If you surrender the Alpha, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:


                                                          1             3              5              10
FUND                                                    YEAR          YEARS          YEARS          YEARS
----                                                    ----          -----          -----          -----

Oppenheimer Growth Fund. . . . . . . . . . . . . .     $  84           $128           $178           $320
Oppenheimer Bond Fund. . . . . . . . . . . . . . .     $  85           $129           $179           $324
VIP Money Market Portfolio . . . . . . . . . . . .     $  80           $114           $154           $263
VIP High Income Portfolio. . . . . . . . . . . . .     $  84           $126           $176           $315
VIP Equity-Income Portfolio. . . . . . . . . . . .     $  83           $123           $169           $298
VIP Growth Portfolio . . . . . . . . . . . . . . .     $  84           $126           $175           $312
VIP Overseas Portfolio . . . . . . . . . . . . . .     $  86           $133           $187           $341
VIP II Asset Manager Portfolio . . . . . . . . . .     $  83           $125           $173           $307
VIP II Index 500 Portfolio . . . . . . . . . . . .     $  80           $113           $153           $259
VIP II Contrafund Portfolio. . . . . . . . . . . .     $  84           $126           $176           $315
JPVF Capital Growth Portfolio. . . . . . . . . . .     $  88           $138           $196           $362
JPVF Emerging Growth Portfolio . . . . . . . . . .     $  87           $135           $191           $351
MFS Research Series. . . . . . . . . . . . . . . .     $  86           $132           $185           $336
MFS Utilities Series . . . . . . . . . . . . . . .     $  87           $135           $191           $351
Alger American Small Capitalization Portfolio. . .     $  86           $132           $185           $338
Alger American MidCap Growth Portfolio . . . . . .     $  85           $130           $183           $331


EXAMPLE 2
     If you surrender the Alphaflex, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:


                                                          1             3              5              10
FUND                                                    YEAR          YEARS          YEARS          YEARS
----                                                    ----          -----          -----          -----

Oppenheimer Growth Fund. . . . . . . . . . . . . .      $107           $146           $191           $350
Oppenheimer Bond Fund. . . . . . . . . . . . . . .      $107           $147           $192           $354
VIP Money Market Portfolio . . . . . . . . . . . .      $103           $133           $167           $294
VIP High Income Portfolio. . . . . . . . . . . . .      $107           $144           $189           $345
VIP Equity-Income Portfolio. . . . . . . . . . . .      $106           $141           $182           $329
VIP Growth Portfolio . . . . . . . . . . . . . . .      $107           $144           $187           $343
VIP Overseas Portfolio . . . . . . . . . . . . . .      $109           $151           $200           $371
VIP II Asset Manager Portfolio . . . . . . . . . .      $106           $143           $185           $338
VIP II Index 500 Portfolio . . . . . . . . . . . .      $103           $132           $166           $290
VIP II Contrafund Portfolio. . . . . . . . . . . .      $107           $144           $189           $345
JPVF Capital Growth Portfolio. . . . . . . . . . .      $110           $156           $208           $392
JPVF Emerging Growth Portfolio . . . . . . . . . .      $109           $153           $204           $381
MFS Research Series. . . . . . . . . . . . . . . .      $108           $149           $198           $366
MES Utilities Series . . . . . . . . . . . . . . .      $109           $153           $204           $381
Alger American Small Capitalization Portfolio. . .      $108           $150           $198           $367
Alger American MidCap Growth Portfolio . . . . . .      $108           $148           $195           $361

EXAMPLE 3
     If you annuitize or do not surrender the Alpha, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:


                                                          1             3              5              10
FUND                                                    YEAR          YEARS          YEARS          YEARS
----                                                    ----          -----          -----          -----

Oppenheimer Growth Fund. . . . . . . . . . . . . .     $  23          $  73           $132           $320
Oppenheimer Bond Fund. . . . . . . . . . . . . . .     $  23          $  74           $134           $324
VIP Money Market Portfolio . . . . . . . . . . . .     $  18          $  59           $107           $263
VIP High Income Portfolio. . . . . . . . . . . . .     $  22          $  72           $130           $315
VIP Equity-Income Portfolio. . . . . . . . . . . .     $  21          $  68           $123           $298
VIP Growth Portfolio . . . . . . . . . . . . . . .     $  22          $  72           $129           $312
VIP Overseas Portfolio . . . . . . . . . . . . . .     $  24          $  79           $142           $341
VIP II Asset Manager Portfolio . . . . . . . . . .     $  22          $  70           $127           $307
VIP II Index 500 Portfolio . . . . . . . . . . . .     $  18          $  59           $106           $259
VIP II Contrafund Portfolio. . . . . . . . . . . .     $  22          $  72           $130           $315
JPVF Capital Growth Portfolio. . . . . . . . . . .     $  26          $  84           $151           $362
JPVF Emerging Growth Portfolio . . . . . . . . . .     $  25          $  81           $146           $351
MFS Research Series. . . . . . . . . . . . . . . .     $  24          $  78           $139           $336
MFS Utilities Series . . . . . . . . . . . . . . .     $  25          $  81           $146           $351
Alger American Small Capitalization Portfolio. . .     $  24          $  78           $140           $338
Alger American MidCap Growth Portfolio . . . . . .     $  24          $  76           $137           $331


EXAMPLE 4
     If you annuitize or do not surrender the Alphaflex, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:


                                                          1             3              5              10
FUND                                                    YEAR          YEARS          YEARS          YEARS
----                                                    ----          -----          -----          -----

Oppenheimer Growth Fund. . . . . . . . . . . . . .     $  25          $  81           $145           $350
Oppenheimer Bond Fund. . . . . . . . . . . . . . .     $  25          $  82           $147           $354
VIP Money Market Portfolio . . . . . . . . . . . .     $  21          $  67           $120           $294
VIP High Income Portfolio. . . . . . . . . . . . .     $  25          $  80           $143           $345
VIP Equity-Income Portfolio. . . . . . . . . . . .     $  23          $  76           $136           $329
VIP Growth Portfolio . . . . . . . . . . . . . . .     $  25          $  79           $142           $343
VIP Overseas Portfolio . . . . . . . . . . . . . .     $  27          $  86           $155           $371
VIP II Asset Manager Portfolio . . . . . . . . . .     $  24          $  78           $145           $338
VIP II Index 500 Portfolio . . . . . . . . . . . .     $  20          $  66           $119           $290
VIP II Contrafund Portfolio. . . . . . . . . . . .     $  25          $  80           $145           $345
JPVF Capital Growth Portfolio. . . . . . . . . . .     $  28          $  92           $159           $392
JPVF Emerging Growth Portfolio . . . . . . . . . .     $  28          $  89           $162           $381
MFS Research Series. . . . . . . . . . . . . . . .     $  26          $  85           $159           $366
MFS Utilities Series . . . . . . . . . . . . . . .     $  28          $  89           $159           $381
Alger American Small Capitalization Portfolio. . .     $  26          $  85           $153           $367
Alger American MidCap Growth Portfolio . . . . . .     $  26          $  84           $150           $361


     The purpose of the preceding examples is to assist an Owner or prospective Owner in understanding the various costs and expenses an Owner will bear directly or indirectly. The above examples reflect expenses of the Separate Account as well as the Funds. The above examples reflect the $35 Annual Contract Fee as an annual charge of (i) with respect to the Alpha, 0.117% of assets based on an average expected Contract Value of $30,000, and (ii) with respect to the Alphaflex 0.35% of assets based on an average expected Contract Value of $10,000.

     THE EXAMPLES SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


     The deferred sales charge shown in the examples is the maximum sales load: see "Contingent Deferred Sales Charge" which describes the range of contingent deferred sales loads over time and limits on the contingent deferred sales charge as a percentage of total account value. The examples do not reflect premium taxes which are levied by some states. (See "Premium Tax.") All premium taxes are the responsibility of the Owner of the policy and are charged to the policy whenever the state requires that the Company pay such tax.


     The examples reflect Owner transaction expenses, administrative fees, and other Separate Account charges during the accumulation period (which is described elsewhere in this Prospectus). The annual contract fee is not applicable during the annuity period; all other charges and expenses, including those of the Funds, do apply during the annuity period. See the prospectuses of the Funds for a fuller description of their expenses.


     The Examples assume that purchase payments are allocated to each Fund which may have different expenses.

                           CONDENSED FINANCIAL INFORMATION

     The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

     The table below contains certain information regarding the Sub-Accounts for a Contract for the period from commencement of business operations on December 1,1994 through December 31, 1997, except for these sub-accounts with inception dates of May 1, 1996: Alger American Small Capitalization, Alger American MidCap Growth, VIP-II Contrafund, VIP-II Index 500, JPVF Emerging Growth, MFS Research Series, MFS Utilities Series, and JPVF Capital Growth.

     The Variable Accumulation Unit values and the number of Variable Accumulation Units outstanding for each Sub-Account for the periods shown are as follows:


                                              ACCUMULATION          ACCUMULATION         NUMBER OF
                                          UNIT VALUE AT UNIT          VALUE AT         ACCUMULATION
                                              BEGINNING OF             END OF        UNITS AT END OF
INVESTMENT DIVISION                              PERIOD                PERIOD             PERIOD
-------------------                              ------                ------             ------
Oppenheimer Growth
1994 (1) . . . . . . . . . . . . . . . .        10.000000           10.214259                  0.000
1995 . . . . . . . . . . . . . . . . . .        10.214259            13.437239         1,051,871.585
1996 (2) . . . . . . . . . . . . . . . .        13.437239            15.687352         1,479,421.465
1997 . . . . . . . . . . . . . . . . . .        15.687352            19.597148         1,785,954.734

Oppenheimer Bond
1994 (1) . . . . . . . . . . . . . . . .        10.000000            10.073995                 0.000
1995 . . . . . . . . . . . . . . . . . .        10.073995            11.868974           718,607.599
1996 (2) . . . . . . . . . . . . . . . .        11.868974            12.105651           810,389.562
1997 . . . . . . . . . . . . . . . . . .        12.105651            13.042029           803,804.832

VIP Money Market
1994 (1) . . . . . . . . . . . . . . . .        10.000000            10.032676                 0.000
1995 . . . . . . . . . . . . . . . . . .        10.032676            10.475795           604,573.553
1996 . . . . . . . . . . . . . . . . . .        10.475795            10.888553           756,510.915
1997 . . . . . . . . . . . . . . . . . .        10.888553            11.326697           763,879.997

VIP Equity-Income
1994 (1) . . . . . . . . . . . . . . . .        10.000000            10.106754                 0.000
1995 . . . . . . . . . . . . . . . . . .        10.106754            13.464371           603,748.536
1996 . . . . . . . . . . . . . . . . . .        13.464371            15.171936         1,304,420.278
1997 . . . . . . . . . . . . . . . . . .        15.171936            19.166449         1,601,788.024

VIP Growth
1994 (1) . . . . . . . . . . . . . . . .        10.000000            10.396331                 0.000
1995 . . . . . . . . . . . . . . . . . .        10.396331            13.878009           439,231.793
1996 . . . . . . . . . . . . . . . . . .        13.878009            15.695218         1,061,896.920
1997 . . . . . . . . . . . . . . . . . .        15.695218            19.111315         1,222,931.643

VIP Overseas
1994 (1) . . . . . . . . . . . . . . . .        10.000000             9.976153                 0.000
1995 . . . . . . . . . . . . . . . . . .         9.976153            10.789882            44,023.734
1996 . . . . . . . . . . . . . . . . . .        10.789882            12.044844           154,948.844
1997 . . . . . . . . . . . . . . . . . .        12.044844            13.249871           207,469.483

VIP High Income
1994 (1) . . . . . . . . . . . . . . . .        10.000000            10.063711                 0.000
1995 . . . . . . . . . . . . . . . . . .        10.063711            11.969023           104,906.955
1996 . . . . . . . . . . . . . . . . . .        11.969023            13.457366           264,864.236
1997 . . . . . . . . . . . . . . . . . .        13.457366            15.614753           352,324.761

                                              ACCUMULATION          ACCUMULATION         NUMBER OF
                                          UNIT VALUE AT UNIT          VALUE AT         ACCUMULATION
                                              BEGINNING OF             END OF        UNITS AT END OF
INVESTMENT DIVISION                              PERIOD                PERIOD             PERIOD
-------------------                              ------                ------             ------
VIP II Asset Manager
1994 (1) . . . . . . . . . . . . . . . .        10.000000             9.804023                 0.000
1995 . . . . . . . . . . . . . . . . . .         9.804023            11.307468           170,765.634
1996 . . . . . . . . . . . . . . . . . .        11.307468            12.777286           490,202.223
1997 . . . . . . . . . . . . . . . . . .        12.777286            15.201721           695,042.527

Alger American Small Capitalization
1996 (3) . . . . . . . . . . . . . . . .        10.000000             9.190108           148,321.277
1997 . . . . . . . . . . . . . . . . . .         9.190108            10.094700           186,397.444

Alger American MidCap Growth
1996 (3) . . . . . . . . . . . . . . . .        10.000000             9.808937            94,916.505
1997 . . . . . . . . . . . . . . . . . .         9.808937            11.124001           175,725.230

VIP II Contrafund
1996 (3) . . . . . . . . . . . . . . . .        10.000000            11.145245            75,800.073
1997 . . . . . . . . . . . . . . . . . .        11.145245            13.643639           297,589.028

VIP II Index 500
1996 (3) . . . . . . . . . . . . . . . .        10.000000            11.367158            82,751.669
1997 . . . . . . . . . . . . . . . . . .        11.367158            14.874449           422,954.310

JPVF Emerging Growth
1996 (3) . . . . . . . . . . . . . . . .        10.000000             9.579577            67,640.913
1997 (4) . . . . . . . . . . . . . . . .         9.579577            11.548720

MFS Research Series
1996 (3) . . . . . . . . . . . . . . . .        10.000000            10.970831           104,920.216
1997 . . . . . . . . . . . . . . . . . .        10.970831            13.010109           313,795.248

MFS Utilities Series
1996 (3) . . . . . . . . . . . . . . . .        10.000000            11.602401            24,368.744
1997 . . . . . . . . . . . . . . . . . .        11.602401            15.067972           138,657.863

JPFV Capital Growth
1996 (3) . . . . . . . . . . . . . . . .        10.000000            10.415742           100,317.887
1997 (4) . . . . . . . . . . . . . . . .        10.415742            12.774321           194,345.426


-------------------------
(1)  Period from December 1, 1994 through December 31, 1994


(2) On December 19, 1996, shares of the Oppenheimer Growth Fund were substituted for shares of the Jefferson-Pilot Capital Appreciation Fund, Inc.; and shares of the Oppenheimer Bond Fund were substituted for shares of the Jefferson-Pilot Investment Grade Bond Fund, Inc.


(3)  Period from May 1, 1996 through December 31, 1996


(4) On December 5, 1997, shares of the JPVF Capital Growth Portfolio were substituted for shares of the Growth Fund of the Alexander Hamilton Variable Insurance Trust ("AHVIT"), and shares of the JPVF Emerging Growth Portfolio were substituted for shares of the AHVIT Emerging Growth Fund. The above numbers reflect the performance of the AHVIT Growth Fund and the AHVIT Emerging Growth Fund for the period prior to the date of the substitution and reflect the performance of the JPVF Capital Growth Portfolio and the JPVF Emerging Growth Portfolio for the period after the date of the substitution.

                                       SUMMARY


     Jefferson Pilot Variable Corporation (formerly Jefferson-Pilot Investor Services, Inc.) ("JPVC"), the distributor of the Contracts, does not deduct a sales charge from purchase payments. However, if any part of the value of the Contracts is surrendered JPVC will, with certain exceptions, deduct from the value of the Contract, a contingent deferred sales charge equal to the maximum of (i) with respect to the Alpha, 6% of the amount withdrawn; or (ii) with respect to the Alphaflex, 8% of the amount withdrawn, but in no event under either Contract more than 9% of gross purchase payments. This charge when made is imposed to permit JPVC or the Company to recover sales expenses which they have advanced. (See "Contingent Deferred Sales Charge.")


     In addition, on each Contract anniversary date or at full surrender, the Company will deduct from the Contract an annual contract fee of $35 from the Accumulation Value. The administrative expense fee of .0004110% of daily net assets per day, which is approximately equal to an annual rate of .15% for a 365 day year, is charged both during the accumulation period and the annuity period. This charge is collected to further defray administrative costs. These charges are to reimburse JPVC or the Company for administrative expenses related to the issue, maintenance and administration of the contract. These charges have been set at a level that will recover no more than the actual costs associated with administering the contracts, and the Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses. (See "Contract Administration Charges.")


     The Company deducts a mortality and expense risk charge from the assets of the Separate Account, as a daily asset charge of .0034247% of daily net assets, which is approximately equal to an annual rate of 1.25% for a 365 day year, during the accumulation period and the annuity period.

     The minimum initial purchase payment under the Alpha is $5,000. The minimum initial purchase payment under the Alphaflex is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum additional purchase payment is $1,000 for the Alpha and $100 for the Alphaflex under both a Non-Qualified and Qualified Contract. The minimum subsequent payment made into a particular Sub-Account is $50.00.


     If the Contract Value at the Annuity Date is less than $2,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment from any Sub-Account would be less than $100, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $100 from such Sub-Account(s). (See "The Annuity Period.")


     Premium taxes payable to any governmental entity ranging between 0% and 5% will be charged against the Contracts. (See "Premium Tax.")


     An individual for whom a Contract is purchased under an individual retirement account may revoke the Contract at any time within seven days after the later of the date on which (i) the account is established, or (ii) the individual receives a disclosure statement notifying him of his right of revocation by giving written notice of revocation to the Variable Annuity Service Center. Upon such revocation, the full purchase payment made will be refunded if such payment is invested in the VIP Money Market Portfolio Sub-Account, and the Accumulation Value will be refunded (unless otherwise required by applicable law) if such payment is invested in any Sub-Account other than the VIP Money Market Portfolio Sub-Account. Purchase payments received on an individual retirement account contract are immediately invested in the Separate Account.


     The Owner of a Contract generally may, within 10 days after the date on which the Contract is issued, revoke the Contract, in which event the Owner will be paid the Contract's Accumulation Value without reduction for the contingent deferred sales or administrative charges that would otherwise apply. Also, any fees and charges previously collected would be refunded. However, in those states where the free look provision requires the full refund of purchase payments (less prior surrender), all purchase payments must be placed in the VIP Money Market Sub-Account until the end of the free look period. Free look provisions may vary based on the Owner's state of residence.


     This Prospectus describes in detail how a Contract may be purchased and redeemed. (See "The Distribution of the Contracts" and "Redemptions.")


     Premature payments of benefits under a Contract may cause a penalty tax to be incurred. (See "Certain Federal Income Tax Consequences.")

                                THE INSURANCE COMPANY



     The Company is a stock life insurance company organized under the insurance laws of North Carolina in 1890. The Company commenced business operations in 1903 and is primarily engaged in the writing of whole life, term, endowment and annuity policies on an individual ordinary basis, plus industrial and group insurance. It is authorized to write insurance and annuities in 49 states, the District of Columbia, the Virgin Islands, and Puerto Rico. Its Home Office is located at 100 North Greene Street, Greensboro, North Carolina. The Company is a wholly-owned subsidiary of Jefferson-Pilot Corporation, organized in January 1968. Jefferson-Pilot Corporation is publicly held.


     YEAR 2000 MATTER. Certain computer programs have been written using two digits rather than four to define the applicable year. As a result, any of Jefferson-Pilot Corporation's computer programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000 (the "Year 2000 Matter"). This could result in a system failure which may disrupt operations, including an inability to accurately process or calculate new or in-force business.


     Jefferson-Pilot Corporation (the Company's parent company) has completed an assessment and has determined that it will have to modify or replace portions of the software and hardware utilized by Jefferson-Pilot Corporation affiliates, including the Company, so that the computer systems will function properly with respect to dates in the year 2000 and thereafter.


     Jefferson-Pilot Corporation will utilize both internal and external resources to reprogram, replace, convert and test software and hardware for any necessary Year 2000 modifications. The project is estimated to be completed not later than the third quarter of 1999. Jefferson-Pilot Corporation believes that with modifications to its existing software and hardware and conversions to new software, the Year 2000 Matter will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not completed on a timely basis, the Year 2000 Matter could have a material impact on operations of the Company.


     Jefferson-Pilot Corporation has initiated formal communications with all of its significant suppliers to determine the extent to which the Company's systems, policies, procedures and contracts are vulnerable to those third parties' failure to remediate their own Year 2000 issues. There is no guarantee that the systems of other companies on which the Company relies will be in compliance on a timely basis; nor is there any guarantee that non-compliance would not have an adverse affect on the Company's systems and business.


     The costs of the project and the date on which the Jefferson-Pilot Corporation believes it will be compliant are based on management's best estimates, which were derived utilizing various assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved.


     Jefferson-Pilot Corporation has not yet allocated the costs of compliance among its subsidiaries, including the Company. To the best of Jefferson-Pilot Corporation and the Company's knowledge, it is currently anticipated that any future allocation is unlikely to have a material financial impact on the Company.


                          JEFFERSON-PILOT SEPARATE ACCOUNT A

     Jefferson-Pilot Separate Account A's (the "Separate Account") predecessor was established pursuant to a resolution of the Board of Directors of the Company dated May 13, 1969. The Separate Account was established under the laws of the State of North Carolina and registered on May 3, 1971 as a unit investment trust under the 1940 Act. Such registration does not involve supervision of the investments or investment policies of the Separate Account and does not imply that the Contract has been approved or disapproved by the Securities and Exchange Commission ("Commission").

     Under North Carolina insurance law the income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. These assets are held with relation to the Contracts described in this Prospectus and such other variable annuity contracts as may be issued by the Company and designated by it as participating in the Separate Account.

     Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, all of the Company assets are available to meet its obligations and expenses under the Contracts participating in the Separate Account.


                         SUB-ACCOUNTS OF THE SEPARATE ACCOUNT
                                 AND AVAILABLE FUNDS


     Sixteen Sub-Accounts of the Separate Account, each of which reflects the investment performance of a specific underlying Fund, are available under the Contracts. Subject to the limitations set forth in this Prospectus and any restrictions by an applicable retirement plan, the Owner may elect to have net purchase payments credited to any of the sixteen Sub-Accounts.


     Two of the Sub-Accounts invest in shares of the Oppenheimer Funds, eight of the Sub-Accounts invest in shares of the VIP Portfolios, two Sub-Accounts invest in shares of Alger American Funds, two Sub-Accounts invest in shares of Jefferson Pilot Funds, and two Sub-Accounts invest in shares of MFS Funds.


     The Oppenheimer Variable Account Funds was organized in 1984 as a Massachusetts business trust. The Oppenheimer Variable Account Funds is an open-end. diversified management investment company consisting of ten separate funds, including the Oppenheimer Growth Fund and the Oppenheimer Bond Fund, both organized in 1984. OppenheimerFunds, Inc., which has operated as an investment adviser since 1959, manages the funds, is responsible for selecting the funds' investments, and handles its day-to-day business.


     The VIP Funds also are open-end diversified management investment companies. The VIP Funds are organized as series type investment companies with diversified portfolios. The VIP Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Shares of the VIP Funds currently are available to the separate accounts of a number of insurance companies, both affiliated and unaffiliated with Fidelity Management and Research Company ("FMR"), and Jefferson-Pilot.


     FMR, the adviser to each VIP Fund, whose principal address is 82 Devonshire Street, Boston, Massachusetts, is a wholly-owned subsidiary of FMR Corp. and is part of Fidelity Investments, one of the largest investment management organizations in the United States. For certain of the VIP Funds, FMR has entered into subadvisory agreements with affiliated companies that are part of the Fidelity Investments organization. FMR, not the VIP Funds, pays the sub-advisers for their services.


     The Alger American Fund was organized on April 6, 1988 as a multi-series Massachusetts Business Trust. The Alger American Fund is an open-end diversified management investment company which offers an unlimited number of shares of six series, representing shares of the fund's portfolios, including the Alger American Funds. The Alger American Funds are offered as a pooled vehicle for insurance companies writing all types of variable annuity contracts and variable life policies that are also offered directly to qualified pension and retirement plans. Fred Alger Management, Inc. ("Alger Management") is The Alger American Fund's investment manager and is responsible for the overall supervision of the fund, subject to the supervision of the Board of Trustees.


     MFS Variable Insurance Trust is an open end management investment company offering insurance company separate accounts a selection of investment vehicles for variable annuity and variable life contracts. Currently the Trust offers shares beneficial interest to twelve separate mutual fund series, including the MFS Funds. MFS manages the MFS Funds, and provides the MFS Funds with overall investment advisory and administrative services, as well as general office facilities. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.


     JPVF (formerly Chubb America Fund, Inc.) is an open-end management investment company which was incorporated in Maryland on October 19, 1984. It currently has eleven Portfolios which are presently offered only to the sub-accounts of the Company and its affiliated life insurance companies. The investment manager to JPVF is Jefferson Pilot Investment Advisory Corporation ("JP Investment Advisory") (formerly Chubb Investment Advisory Corporation), which is an affiliate of the Company. JP Investment Advisory has contracted with Janus Capital Corporation to act as sub-investment manager of the JPVF Capital growth Portfolio and with MFS to act as sub-investment manager of the JPVF Emerging Growth Portfolio.


                          INVESTMENT OBJECTIVES OF THE FUNDS

     Set forth below is a summary of the investment objectives of the Funds. There can be no assurance that these objectives will be achieved. The Funds' prospectuses are attached to this Prospectus; you should read them carefully before investing.

     OPPENHEIMER GROWTH FUND (OPPENHEIMER GROWTH SUB-ACCOUNT). Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years, including predecessors). Current income is a secondary consideration in the selection of its portfolio securities.


     OPPENHEIMER BOND FUND (OPPENHEIMER BOND SUB-ACCOUNT). Oppenheimer Bond Fund's primary objective is to seek a high level of current income. As a secondary investment objective, Oppenheimer Bond Fund seeks capital growth when consistent with its primary objective. Oppenheimer Bond Fund invests mainly in investment grade debt securities.


     VIP MONEY MARKET PORTFOLIO (VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT). VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.


     VIP HIGH INCOME PORTFOLIO (VIP HIGH INCOME PORTFOLIO SUB-ACCOUNT). VIP High Income Portfolio seeks a high level of current income by investing primarily in high-yielding, fixed-income securities, while also considering growth of capital.


     VIP EQUITY-INCOME PORTFOLIO (VIP EQUITY-INCOME PORTFOLIO SUB-ACCOUNT).
VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation.


     VIP GROWTH PORTFOLIO (VIP GROWTH PORTFOLIO SUB-ACCOUNT). VIP Growth Portfolio seeks to achieve capital appreciation.


     VIP OVERSEAS PORTFOLIO (VIP OVERSEAS PORTFOLIO SUB-ACCOUNT). VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities.


     VIP II ASSET MANAGER PORTFOLIO (VIP II ASSET MANAGER PORTFOLIO SUB-ACCOUNT). VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.


     VIP II INDEX 500 PORTFOLIO (VIP II INDEX 500 PORTFOLIO SUB-ACCOUNT). VIP II Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.


     VIP II CONTRAFUND PORTFOLIO (VIP II CONTRAFUND PORTFOLIO SUB-ACCOUNT). VIP II Contrafund Portfolio seeks long-term capital appreciation.


     MFS RESEARCH SERIES (MFS RESEARCH SERIES SUB-ACCOUNT). MFS Research Series seeks to provide long-term growth of capital and future income.


     MFS UTILITIES SERIES (MFS UTILITIES SERIES SUB-ACCOUNT). MFS Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


     JPVF CAPITAL GROWTH PORTFOLIO (JPVF CAPITAL GROWTH SUB-ACCOUNT). JPVF Capital Growth Portfolio seeks capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.


     JPVF EMERGING GROWTH PORTFOLIO (JPVF EMERGING GROWTH SUB-ACCOUNT). JPVF Emerging Growth Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective of long-term growth.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SUB-ACCOUNT). Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SUB-ACCOUNT). Alger American MidCap Growth Portfolio seeks long term capitalization. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     The values of the investments held in the Funds fluctuate daily and are subject to the risk of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in such investments necessary to meet changes in economic conditions. Additional information concerning the Funds, including information as to the expenses paid by the Funds, is given in the Funds' prospectuses which accompany and should be read in conjunction with this Prospectus.


     SUBSTITUTION OF OTHER SECURITIES OR FUNDS. If the shares of any Funds should no longer be available for investment by the Separate Account or, if in the judgment of the Company further investment in such Funds' shares should become inappropriate, the Company may substitute shares of some other investment company for Fund shares already purchased or to be purchased in the future by purchase payments under the Contract. Any substitution will be made pursuant to any prior approval of the Commission and compliance with all applicable rules and regulations. In the event of any substitution or change, the Company will endorse the Contract if necessary to reflect the substitution or change.



                            DEDUCTIONS UNDER THE CONTRACTS



     CONTINGENT DEFERRED SALES CHARGE. The Company makes no deduction from purchase payments for sales expenses, but does impose the contingent deferred sales charge. The Company incurs sales expenses upon the issuance of the Contracts. Such expenses include commissions, costs of advertising and sales promotion, costs of the Prospectuses allocable to new sales, and sales administration and related costs. Because the Contracts are normally purchased for the long term, the Company expects to recover these costs over time. If, however, a Contract is totally or partially surrendered (value withdrawn), or if the Accumulation Value is applied under an annuity option to provide an annuity certain for a period of less than 120 months, a contingent deferred sales charge is imposed at that time as a means for the Company to recover sales expenses.


     The contingent deferred sales charge is assessed on withdrawals based on the then Accumulation Value during (i) with respect to Alpha, the first six Contract years, and (ii) with respect to the Alphaflex, the first eight Contract years. With respect to the Alpha, the charge is 6% of the amount withdrawn during the first and second Contract years. The percentage will scale downward by 1/12 of one percent each month during the third Contract year so that at the end of the third Contract year the charge is 5%. The charge is 5% during the fourth Contract year. The charge will scale downward by 1/12 of one percent each month during the fifth Contract year so that at the end of the fifth Contract year the charge is 4%. The charge will scale downward by 1/6 of one percent each month during the sixth Contract year so that at the end of the sixth Contract year the charge is 2%. Beginning in the seventh Contract year there will be no charge. With respect to the Alphaflex, the charge is 8% of the amount withdrawn during the first Contract year. The percentage will scale downward by 1/12 of one percent each month during the second through eighth Contract years so that at the end of the eighth Contract year the charge will be 1%. Beginning in the ninth Contract year there will be no charge. In no event will the aggregate contingent deferred sales charges exceed 9% of the aggregate purchase payments made under the Contracts.

     Each year after the first year of the Contract, (i) up to 10% of Accumulation Value may be withdrawn without the imposition of any charge from the Alpha, and (ii) up to 10% of the Accumulation Value may be withdrawn without the imposition of any charge from the Alphaflex if the account value is at least $20,000 under that Contract. The 10% amount that can be withdrawn without penalty applies only to the first withdrawal in each policy year. Upon a full surrender, the entire Accumulation Value will be subject to the deferred sales charge, and any charges waived on partial withdrawals during the previous twelve months will be recovered.

     No contingent deferred sales charge will be deducted from any Accumulation Value which is paid due to the death of an Annuitant.

     A contingent deferred sales charge may be deducted from the Accumulation Value which is paid due to the death of an Owner who is not the Annuitant.

     WAIVER OF SURRENDER CHARGE RIDER. If the Waiver of Surrender Charge Rider ("Rider") is attached to your Contract, we may waive the contingent deferred sales charge described above provided that the conditions described in the Rider are met including (a) the Annuitant is confined to a hospital or "eligible nursing home" (as defined in the Rider) (b) such confinement has lasted for a continuous period of 60 days or longer; and (c) certification of Annuitant's medical condition from a licensed physician stating that in the physician's opinion the Annuitant's confinement is medically required. We will waive only the contingent deferred sales charges which are applicable to purchase payments received prior to the date the first confinement began. Waiver of withdrawal charges is subject to all of the conditions and provisions of the Rider (See your Contract.). The Rider is not available in all states.


     PREMIUM TAX. Deduction for premium taxes will be made only in those instances and at such time as the laws and regulations of the various states (or other jurisdictions) assess such a tax. Premium tax assessments are based on the address of record of the Payor at the time a premium tax may be payable. It is the Company's practice to make the applicable deduction for premium taxes when the annuity payment begins in those states (or other jurisdictions) so permitting. Otherwise, premium taxes will be deducted from purchase payments. Premium taxes presently range from 0% to 5% of total consideration or of the total Accumulation Value of amounts annuitized.


     CONTRACT ADMINISTRATION CHARGES. The Company performs or delegates all administrative functions relative to the Contracts. Except as noted below, deductions are made under each Contract for the expenses associated with such functions. Such expenses may include salaries, rent, office equipment, communications, postage, legal, actuarial, and auditing fees. Pursuant to an agreement with the Company, JPVC performs certain recordkeeping and other administrative functions for which it is entitled to receive compensation from the Company.


     ANNUAL CONTRACT FEE. The contract fee is $35, which will be allocated proportionately among all accounts under the Contract. The annual contract fee is deducted by canceling the number of Accumulation Units equal in value to the charge. This is done on the last valuation date of each Contract year prior to the commencement of annuity payments and, without proration, on the date the Contract is totally redeemed. The annual contract fee will be deducted proportionately from all Sub-Accounts and the Fixed Account in the current policy year. The annual contract fee deducted from the Fixed Account can not exceed the interest earned in excess of the guaranteed rate in the Fixed Account in the current policy year. To the extent there is not sufficient excess interest earned in the Fixed Account, the proportional amount charged to the Sub-Accounts will be increased. (See "Fixed Account") The annual contract fee will not be deducted if, on the last valuation date of that Contract year, the Contract Value is $40,000 or greater.

     ADMINISTRATIVE EXPENSE FEE. To further defray the cost of the administrative functions described above, the Company deducts a charge of
 .0004110% of the net assets of the Separate Account per day, which is approximately equal to an annual rate of .15% for a 365 day year.

     The Company guarantees that the Contract administration charges will never be increased.


     DEDUCTION FOR ASSUMING MORTALITY AND EXPENSE RISKS. The Company assumes a risk by its contractual obligation to pay a death benefit to the Beneficiary if the Annuitant dies prior to the Annuity Date. The Company also assumes the risk that annuity payments will continue for a longer period than anticipated and assumes the risk that the deductions for sales and administration charges may prove to be insufficient to cover the actual expenses incurred. The

Company assumes these risks for the duration of the Contract. As consideration for assuming these risks and risks associated with expenses exceeding the Company's expected expenses, the Company imposes a charge based on assets.


     The charge, together with the administrative expense fee, is applied at the end of each valuation period through a factor in the determination of the net investment results of the Separate Account (see "Net Investment Factor"). The charge is .0017808% per day of net daily assets for assuming mortality risks, including the step-up death benefit, and .0016439% for assuming expense risks. These charges, when combined, are approximately equal to 1.25% (which includes the mortality risk charge of .65% and the expense risk charge of .60%) on an annual basis for a 365 day year. The Company reserves the right to decrease or increase this charge annually, but in no event may it exceed the amounts described above.

     EXPENSES OF THE FUNDS. There are deductions from and expenses paid out of the assets of the Funds that are described in the prospectuses for those Funds. These deductions and expenses and the investment performance of the Funds affect the value of Accumulation Units which are discussed in this Prospectus under the caption "The Accumulation Period."


                            TRANSFERS BETWEEN SUB-ACCOUNTS


     At any time prior to the commencement of annuity payments, the Owner may elect by written notice to the Variable Annuity Service Center to transfer Accumulation Units between the Sub-Accounts. The number of Accumulation Units to be credited will be adjusted to reflect the respective current values of the units in the respective Sub-Accounts. Each such transfer must involve a minimum of $100, and a partial transfer will not be permitted if the value of any Sub-Account after transfer would be less than $500. The Company may waive the $500 minimum where the Owner indicates he intends to continue making periodic payments to that Sub-Account.


     During the accumulation period an Owner may make up to twelve transfers each Contract year at no charge. A charge of $25 per transfer will be charged for transfers in excess of these limitations. Transfers effected pursuant to a dollar cost averaging program will not be counted towards these limitations.


     After the commencement of annuity payments which do not involve life contingencies (i.e., Options 1 and 4), the Owner may similarly elect to transfer Annuity Units between the available Sub-Accounts, subject to the same minimum amounts and charges. During the annuity period, the Owner may make up to four transfers each Contract year at no charge. A charge of $25 per transfer will be charged for transfers in excess of these limitations.


                                     REDEMPTIONS


     Subject to any retirement plan requirements, Contracts may be redeemed in full or in part at any time prior to the commencement of annuity payments, except that a partial redemption of an amount less than $250 will not be permitted (although the Contract could be redeemed in full), and a partial redemption will not be permitted if the value of the Sub-Account being partially redeemed after such redemption would be less than $500. The Company may waive the $500 minimum where the Owner indicates he intends to continue making periodic payments to that Sub-Account. The redemption will be affected by canceling a number of Accumulation Units equal in value to the amount requested. Accumulation Units will be canceled at the accumulation unit value as of the end of the valuation period in which the request for redemption is received at the Variable Annuity Service Center.


     Any applicable contingent deferred sales charge, (see that caption under "Deductions Under the Contracts") will be deducted from the redemption value determined as described above and below. The annuitant has no redemption right under the Contracts subsequent to the commencement of annuity payments except when payments are being made pursuant to the Option 1 (payments for a specified period) or Option 4 (payments of a specified dollar amount). Under Option 1, the value of the Contract for purposes of redemption shall be commuted at the Company's current commute rate for any remaining certain payments based on the dollar amount of an annuity payment determined as of the end of the valuation period in which the request for redemption is received at the Variable Annuity Service Center. Under Option 4, the value of the Contract for purposes of redemption shall be the remaining balance of proceeds under the option as of the end of the valuation period in which the request for redemption is received (see "Option 4"). Any partial redemption under Option 1 or 4 of an amount less than $250 will not be permitted and a partial redemption will not be permitted if the value of the Sub-Account being partially redeemed after such partial redemption would be less than $500.

If as a result of a partial redemption the next monthly payment under Option 1 from the applicable Sub-Account would be less than $100, the Company may change the frequency of payments so that such next payment would be at least $100.


     Payment of a redemption request will be made within seven days of receipt of such request in proper and complete form, except that payment may be deferred as permitted under provisions of the 1940 Act. Deferment is currently permissible during any period when (a) trading on the New York Stock Exchange ("Exchange") is restricted as determined by the Commission or the Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the Commission as a result of which disposal by a Fund of securities held by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders.


     A Contract sold to a participant of the Texas Optional Retirement Program is subject to restrictions on withdrawals except upon the termination of employment in the Texas public institution of public education or the retirement, death, or total disability of such participant. Contracts sold pursuant to Section 403(b) of the Code are subject to certain restrictions on cash withdrawals prior to termination of employment.


     The tax consequences, including the tax withholding requirements, of a redemption should be carefully considered (see "Certain Federal Income Tax Consequences").


     REINVESTMENT PRIVILEGE. An annuitant who has redeemed his Contract in part or in full may within 30 calendar days of the redemption reinvest all or part of the redemption proceeds, including the contingent deferred sales charge, if any, at the net asset value next determined following timely receipt by the Company at its Variable Annuity Service Center of the written reinvestment order. The privilege may be exercised by an annuitant only one time. If the annuitant has realized a gain on the redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If there has been a loss on the redemption and a subsequent reinvestment, some or all of the loss will not be allowed as a tax deduction depending on the amount reinvested.


                                    OTHER SERVICES


     DOLLAR COST AVERAGING. The Company offers a dollar cost averaging program during the accumulation period whereby an Owner may predesignate a portion of VIP Money Market Portfolio Sub-Account's Accumulation Value to be automatically transferred on a monthly basis to one or more of the other Sub-Accounts.


     The dollar cost averaging program is available for purchase payments and for Accumulation Value transferred into the VIP Money Market Portfolio Sub-Account. An Owner may enroll in this program at the time the Contract is issued or anytime thereafter by properly completing the dollar cost averaging enrollment form and returning it to the Company at its Variable Annuity Service Center at least five (5) business days prior to the second Tuesday of a month which is the date that all dollar cost averaging transfers will be made ("Transfer Date"). This program must be elected for at least a 3 month period, but can not be elected for more than 36 months.


     Under the program, transfers will be made in the amounts designated by the Owner and must be at least $500 per Sub-Account. The total Accumulation Value in the VIP Money Market Portfolio Sub-Account at the time dollar cost averaging is elected must be at least $10,000. Dollar cost averaging will cease automatically if the Accumulation Value in the VIP Money Market Portfolio Sub-Account does not equal or exceed the amount designated to be transferred on each Transfer Date and the remaining amount will be transferred.


     Dollar cost averaging will terminate when (i) the number of designated monthly transfers has been completed, (ii) the value of the Accumulation Units attributable to the VIP Money Market Portfolio Sub-Account is insufficient to complete the next transfer, (iii) the Owner requests termination in writing and such writing is received by the Company at its Variable Annuity Service Center at least five (5) business days prior to the next scheduled Transfer Date in order to cancel the transfer scheduled to take effect on such date, or (iv) the Contract is surrendered.


     An Owner may initiate, reinstate or change the dollar cost averaging terms by properly completing the new enrollment form and returning it to the Variable Annuity Service Center at least five (5) business days prior to the next scheduled Transfer Date such transfer is to be made.

     When utilizing dollar cost averaging an Owner must be invested in the VIP Money Market Portfolio Sub-Account and may be invested in any other Sub-Accounts at any given time. Election of dollar cost averaging is not available during the annuity period or when an Owner has entered into a Systematic Withdrawal Plan Agreement as described below.


     SYSTEMATIC WITHDRAWAL PLAN. The Company administers a systematic withdrawal plan ("SWP") which allows certain Owners to pre-authorize periodic withdrawals during the accumulation period. Owners entering into a SWP agreement instruct the Company to withdraw selected amounts from any of the Sub-Accounts on a monthly, quarterly, semi-annual or annual basis. Currently the SWP is available to Owners who have a minimum Accumulation Value of $25,000 at the time the SWP is initiated and who elect a period over which withdrawals shall occur of no less than 6 and no more than 24 months. Owners also must request a minimum $100 periodic payment. The amounts distributed under the SWP can not exceed the amount free of the contingent deferred sales charge ((i) 10% of Accumulation Value under the Alpha, and (ii) 10% of the Accumulation Value under the Alphaflex if the Accumulation Value is at least $20,000). Owners interested in SWP may obtain an application from their representative or the Variable Annuity Service Center. Election of a SWP is not available during the time an Owner is participating in the dollar cost averaging program described above. The Company reserves the right to amend the SWP on thirty (30) days' notice. The SWP may be terminated at any time by the Owner or the Company.


     Withdrawals taken under the SWP or changes of an SWP election may cause the 10% Federal tax penalty on early withdrawals to apply. Withdrawals taken under an SWP may represent taxable income and may be subject to 20% Federal income tax withholding. (See "Certain Federal Income Tax Consequences.")


     REPORTS TO THE OWNER. There will be sent to the Owner periodic reports containing such information as may be required by applicable state law and the 1940 Act and rules thereunder. Such reports shall include the investment results of the Funds at least semi-annually and, for Contracts still in the accumulation period, an annual report of the number of Accumulation Units to the credit of the Contract and the then current accumulation unit value.


                                    FIXED ACCOUNT


     OWNERS MAY ALLOCATE PURCHASE PAYMENTS TO THE FIXED ACCOUNT. IN ADDITION, OWNERS MAY TRANSFER AMOUNTS IN OR OUT OF THE FIXED ACCOUNT. SUCH FIXED AMOUNTS ARE HELD IN THE GENERAL ACCOUNT OF THE COMPANY. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, AMOUNTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE FIXED ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. THIS PROSPECTUS IS GENERALLY INTENDED TO SERVE AS A DISCLOSURE DOCUMENT ONLY FOR THE ASPECTS OF THE CONTRACT INVOLVING THE SEPARATE ACCOUNT AND CONTAINS ONLY SELECTED INFORMATION REGARDING THE FIXED ACCOUNT. MORE INFORMATION REGARDING THE FIXED ACCOUNT MAY BE OBTAINED FROM THE VARIABLE ANNUITY SERVICE CENTER OR FROM YOUR SALES REPRESENTATIVE.


     GENERAL DESCRIPTION. Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of the assets in our General Account.


     The Company guarantees that Fixed Account Accumulation Value will accrue interest at an annual effective rate of 3 1/2%, independent of the actual investment experience of the General Account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed rate. Any interest rate in excess of the guaranteed rate with respect to any premium payment or interest credit will not be modified more often than once per year. Any higher rate of interest will be quoted at an annual effective rate. The rate of any excess interest initially or subsequently credited to any amount can in many cases vary, depending on when that amount was originally allocated to the Fixed Account. Once credited, such interest will be guaranteed and will become part of the Accumulation Value in the Fixed Account from which deductions for fees and charges may be made.


     Charges under the Contract are the same as when the Separate Account is being used, except that the 1.40% per annum charged for mortality and expense risk and administrative expenses is not imposed on amounts of Fixed Account Accumulation Value.

     FIXED ACCOUNT ACCUMULATION VALUE. The Fixed Account Accumulation Value on any Valuation Date is the sum of the Purchase Payments allocated to the Fixed Account, plus any transfers from the Separate Account, plus interest credited to the Fixed Account, less any surrenders, contingent deferred sales charges, or annual administrative charges allocated to the Fixed Account or transfers to the Separate Account.


     FIXED ACCOUNT TRANSFERS, TOTAL SURRENDERS, AND PARTIAL SURRENDERS. Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Sub-Accounts with respect to total and partial surrenders. (See "Transfers Between Sub-Accounts.") Transfers out of the Fixed Account have special limitations. Prior to the Annuity Date, and after the first Contract anniversary, Owners may transfer part or all of the Accumulation Value from the Fixed Account to the Sub-Accounts, provided that (1) no more than one such transfer is made each Contract year, (2) no more that 20% of the Fixed Account Accumulation Value is transferred during any 12 month period (unless the balance in the Fixed Account after the transfer would be less than $1,000, in which case the entire balance may be transferred), and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the Fixed Account). Irrespective of the above, we may, in our discretion, permit a continuing request for transfer of lesser amounts automatically on a periodic basis. However, we reserve the right to discontinue or modify any such arrangements at our discretion.


     Without the Company's prior approval, no purchase payments or transfers may be allocated to the Fixed Account if the amount allocated to the Fixed Account having the same Owner or Annuitant would thereupon exceed $500,000. The Company reserves the right to modify this provision at any time.


     The Company reserves the right to limit the sum of purchase payments to the Fixed Account and transfers to the Fixed Account to $25,000 in any 12 month period. However, we reserve the right to discontinue or modify any such arrangements at our discretion.


                                  CONTRACT BENEFITS


     The objective of the Contracts is to provide Accumulation Values and payments which will tend to reflect changes in the cost of living subsequent to the date of issue of the Contract. There is no assurance that this objective will be met. The Company seeks to accomplish this objective by allocating net purchase payments, as directed by the Owner, to one or more of the Sub-Accounts.


     Each Contract is issued to the Owner. The Annuitant named in the Contract will be the Owner unless another Annuitant is specified in the application for, or amendment to, the Contract.


     Subject to the minimum and maximum initial and subsequent purchase payment limitations, an Owner may continue to make purchase payments prior to the commencement of annuity payments. The Contracts provide for a variable monthly life annuity to begin at some future selected date, called the Annuity Date, with a provision that variable annuity payments will be made for at least 120 months, unless the Owner elects one of the other Settlement Options. The Owner may elect one of the other Settlement Options provided by the Contracts (see "Settlement Options").


     Each Contract contains a guaranteed death benefit upon the death of the Annuitant prior to commencement of annuity payments or age 75, whichever occurs first, equal to the greatest of: (i) the purchase payments made (less partial withdrawals and any contingent deferred sales and partial withdrawal transaction charges taken); (ii) the Accumulation Value at the end of the valuation period during which due proof of death is received (the "basic death benefit"); and
(iii) the step-up benefit plus purchase payments made, less partial withdrawals and any contingent deferred sales and partial withdrawal transaction charges taken since the last step-up anniversary.

     The step-up death benefit at issue is the initial purchase payment. At each step-up anniversary, the current Accumulation Value is compared to the prior determination of the step-up death benefit, increased by purchase payments made and reduced by partial withdrawals and any contingent deferred sales and partial withdrawal transaction charges taken since that anniversary. The greater of these becomes the new step-up benefit. The step-up anniversaries are (i) with respect to the Alpha, the Contract date and every sixth Contract anniversary thereafter (i.e., sixth, twelfth, eighteenth, etc., Contract anniversaries), and
(ii) with respect to the Alphaflex, the Contract date and every eighth Contract anniversary thereafter (i.e., eighth, sixteenth, twenty-fourth, etc. Contract anniversaries) (except in Texas, where the step-up anniversaries are the Contract date and every sixth year thereafter). The death benefit for attained age 75 and older will be the Accumulation Value. In the event of the Annuitant's death prior to the Annuity Date, the Beneficiary may elect, if the Owner has not specified otherwise, to have the value of the Contract paid to him in a lump sum or applied to effect a variable annuity under the Settlement Options (see "Payment on or After Death of Annuitant"). In the event that the Beneficiary is a surviving spouse, the Contract can be continued.

     Upon the death of an Owner who is not the Annuitant, the Beneficiary will receive the Owner's interest in the Contract.


     With respect to Non-Qualified Contracts, the Owner may select the date variable annuity payments are to begin, except that payments may not begin later than the Annuitant's 85th birthday or earlier than the Annuitant's 50th birthday. For Qualified Contracts, the Owner may select the date variable annuity payments are to begin, except that, generally, payments may not begin later than April 1 of the year following the year in which the purchaser reaches age 70 1/2. Upon election, at least 45 days prior to the Annuity Date, the Owner may change the Annuity Date (see "Payment Provisions"), elect a different form of variable annuity (see "Settlement Options"), or elect that all or a portion of the Accumulation Value be applied to effect a fixed-dollar annuity (see "Settlement Options"). An Owner may, subject to certain restrictions (see "Redemption"), elect to redeem all or a portion of the value of the Contract. However, certain tax consequences may result from any such election (see "Full and Partial Redemptions From Qualified Contracts" and "Full and Partial Redemptions From Non-Qualified Contracts").


                               CERTAIN MINIMUM AMOUNTS


     The minimum initial purchase payment under the Alpha is $5,000. The minimum initial purchase payment for the Alphaflex is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. For the Alphaflex, the minimum initial purchase payment must accompany the application. (There may be exceptions for Qualified Contracts on an automatic premium mode). The minimum additional purchase payment is $1,000 for the Alpha and $100 for the Alphaflex under both a Non-Qualified and Qualified Contract. The minimum amount that may be applied under a Settlement Option is $2,000; provided, however, if the total amount applied is less than $15,000, a totally fixed settlement option must be selected. Also, any election must provide an initial payment of at least $100 per Sub-Account (see "The Annuity Period").


     Subject to retirement plan requirements, Contracts may be redeemed in full or in part at any time prior to the Annuity Date, except that a partial redemption of less than $500 from any Sub-Account will not be permitted, and the value of any Sub-Account after such partial redemption must be at least $500. The Company may waive the $500 minimum where the Owner indicates he intends to continue making periodic payments on his Contract and allocating payment to that Sub-Account (see "Redemptions").


                               THE ACCUMULATION PERIOD


     THE ACCUMULATION VALUE AND ACCUMULATION UNITS. During the period prior to the commencement of annuity payments, referred to herein as the accumulation period, a separate accumulation account is maintained under the Contracts for each Sub-Account into which purchase payments are directed. Each net purchase payment is credited to each Sub-Account or the Fixed Account, or allocated among the Sub-Accounts, as directed by the Owner, in the form of Accumulation Units. Accumulation Units are credited separately to each Sub-Account. The number of Accumulation Units of each type credited to the Contract is determined by dividing the designated portion of the net purchase payment by the applicable accumulation unit value as of the end of the valuation period in which the purchase payment is received at the Variable Annuity Service Center. The initial purchase payment will be credited to the Contract not later than two (2) business days following the date the properly completed application which accompanies the purchase payment is received by the Company at its Variable Annuity Service Center. If an application is incomplete or incorrect, the applicant will be informed of the reasons for the delay, and the purchase payment will be returned to the applicant within five (5) days of receipt unless the applicant specifically authorizes the Company to retain the purchase payment until the application is completed or corrected. Any part of a purchase payment that is to be applied to the VIP Money Market Portfolio Sub-Account will not be considered received unless the Company has received the payment in cash at its Variable Annuity Service Center or in Federal funds. If remitted in other than the foregoing manner, such as by money order or personal check, payment will not be considered received until the close of business on the second business day after actual receipt. This is because the money market instruments in which the VIP Money Market Portfolio invests normally require immediate settlement in Federal funds. The VIP Money Market Portfolio intends at all times to be fully invested in order to maximize its earnings.


     Information on how to procure a Federal Reserve Draft or to transmit Federal funds by wire is available at your bank. The bank may charge for these services.

     The value of any Sub-Account at any time is equal to the total number of Accumulation Units credited to that Sub-Account multiplied by the applicable then current accumulation unit value.


     ACCUMULATION UNIT VALUES. On December 1, 1994, the value of an Accumulation Unit in each Sub-Account was set at $10.00. The value of an Accumulation Unit is redetermined on each valuation date and is equal to the accumulation unit value determined on the immediately preceding valuation date multiplied by the applicable net investment factor (described below) for the current valuation period. The accumulation unit value for a valuation period is the value determined at the end of such period.


     VALUATION DATE AND VALUATION PERIOD. Each date on which the assets of the Sub-Accounts are valued is a valuation date. The assets of the Sub-Accounts are valued as of 4:00 p.m. on each valuation date. The period from the time the accumulation unit value is determined as of one valuation date to the time such value is determined as of the next valuation date is called a valuation period.

     NET INVESTMENT FACTOR. The net investment factor is a device for measuring the change in accumulation unit value over a valuation period. It is determined for any valuation period by dividing (a) the net asset value of a Fund share as of the end of such valuation period less capital gains tax per share, if applicable, plus the per share amount of any distributions made by the Fund during such valuation period, by (b) the net asset value of a Fund share determined as of the end of the preceding valuation period, and then subtracting from this result the charges for mortality and expense risks and for administrative expenses for the current valuation period.


     EXAMPLE OF CALCULATION OF ACCUMULATION UNIT VALUE. Suppose (a) the accumulation unit value for the preceding valuation period was $ 10.532614000;
(b) the net asset value of a Fund share as of the end of the current valuation period is $11.44; (c) the per-share amount of a distribution from the Fund during such valuation period was $.19; (d) the per-share amount of a tax liability was $00.00; (e) the net asset value of a Fund share as of the end of the previous valuation period was $11.61; (f) the number of days in the current valuation period is one; (g) the daily deduction for assuming mortality and expense risks is .000034247; and (h) the daily deduction for the administrative expense fee is .000004110. The net investment factor for the current valuation period is calculated as follows:


     $11.44 + .19 - $00.00 - (1 x .000034247) - (1 x .000004110) = 1.001684296
     ---------------------
           $11.61

     The accumulation unit value for the preceding valuation period ($10.532614000) is then multiplied by the net investment factor for the current valuation period (1.001684296), which produces an accumulation unit value of $10.550354040 for the current valuation period.


                                  THE ANNUITY PERIOD


     PAYMENT PROVISIONS. The variable annuity payments under the Contracts will vary in amount, either up or down, to reflect the investment performance of the available Funds, as elected by the Owner, at least 45 days prior to the Annuity Date. All of the Sub-Accounts, except the VIP High Income Sub-Account and the corresponding VIP High Income Portfolio, are available during the annuity periods. Variable annuity payments will commence on the Annuity Date selected by the Owner. The Annuity Date may be changed provided written election to change is received at the Variable Annuity Service Center at least 45 days prior to the old Annuity Date and provided the new Annuity Date is at least 45 days after such election and, except by consent of the Company, not later than the Annuitant's 85th birthday or earlier than the Annuitant's 50th birthday. Variable annuity payments are made monthly on the same day of the month as the Annuity Date.


     At the time of election, the Owner should consider the question of allocation of Contract value between the available Sub-Accounts or the Fixed Account for the purchase of a fixed-dollar annuity. Allocation between the Fixed Account and the Sub-Accounts may be altered by the Owner at any time within 45 days prior to the Annuity Date. If the Owner does not elect otherwise, Sub-Account Accumulation Units, after reduction for any applicable premium tax, will be applied to provide annuity payments that reflect the investment experience of such applicable Sub-Accounts. However, no such election will be allowed which would provide an initial payment from any available Sub-Account of less than $100.


     The Owner may elect any one of the Settlement Options described below by filing a written notice 45 days prior to the Annuity Date (see "Settlement Options" below for limitations under Qualified Contracts). If the Annuitant dies before the Annuity Date, the Beneficiary may elect, if the Owner has not already done so, to apply any part of the Accumulation Value under the Settlement Options.


     The person electing a Settlement Option may elect, in lieu of monthly payments, to receive payments on a quarterly, semi-annual, or annual basis. In such case, an actuarially equivalent number of Annuity Units will be determined.

     Upon annuitization, the Contract Value may be allocated between the available Sub-Accounts for the purchase of variable settlement options on Contracts that have a value of at least $15,000. To annuitize contracts with values less than $15,000, a totally fixed settlement option must be elected. If the amount to be applied under a Settlement Option is less than $2,000, the Company reserves the right to pay such amount in one sum instead. Also, no election will be allowed which would provide an initial payment from any Sub-Account of less than $100.

     The Company continues to deduct the mortality and expense risk charge (1.25%) and the administrative expense fee (0.15%), which are assessed during the accumulation period. The annual contract fee will not be deducted during the annuity period.

                                  SETTLEMENT OPTIONS

     OPTION 1--Payments for a Specified Period--This is an annuity payable monthly for a selected number of years, which may be 1 to 30 years.

     OPTION 2--Life Income--This is an annuity payable in monthly installments, with such installments being paid as elected under a, b, c, or d, below.

     a. Life Annuity--This is an annuity which provides monthly payments during the lifetime of the Annuitant with no monthly payments or other benefits payable after the date of his death. This Option offers a slightly higher level of monthly payments than Options 2b, 2c, or 2d because no further payments are payable after the death of the Annuitant. It would be possible under this Option for only one annuity payment to be made if the Annuitant died before the due date of the second annuity payment, two if he died before the third annuity payment, etc.

     b. Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain--This is an annuity which provides monthly payments during the lifetime of the Annuitant and further provides that if, at the death of the Annuitant, payments have been made for less than the elected period certain, which may be 60, 120, 180, or 240 months, the annuity payments will be continued during the remainder of such period to the named Beneficiary.

     c. Installment Refund Life Annuity--This is an annuity payable monthly during the lifetime of the Annuitant with payments made for a period certain not less than the number of months found by dividing the amount applied under the Option by the first monthly payment.

     d. Joint and Survivor Life Annuity--This is an annuity that provides monthly payments during the joint lifetime of the Annuitant and one other person, called the Joint Annuitant, and thereafter during the lifetime of the survivor with no monthly payments or other benefits payable after the death of the survivor. It would be possible under this Option for only one annuity payment to be made if the Annuitant and Joint Annuitant died before the due date of the second annuity payment, two if they died before the third annuity payment, etc.

     OPTION 3--Interest--This Option is only available under a fixed dollar annuity. (See the third succeeding paragraph below.)

     OPTION 4--Payments of a Specified Dollar Amount--This is an annuity payable in equal annual, semi-annual, quarterly, or monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The designated amount may not be less than $100 per year from any Sub-Account per $1,000 of the amount applied under the Option. To determine the remaining balance payable at the end of any valuation period, such balance at the end of the previous valuation period is decreased by the amount of any installment paid during the valuation period and the result multiplied by the net investment factor for the valuation period. If the remaining balance is less than the amount of one installment, such balance will be paid and will be the final payment under the Option.

     Variable annuity payments payable to a Beneficiary under Options 1, 2b, 2c, or 4 may, upon proper election, be commuted and paid in one sum (see "Payment on or after Death of Annuitant").

     In lieu of variable payments, an election may be made to apply a portion, or all, of the proceeds of the Contract to purchase a fixed dollar annuity. Fixed dollar annuities are not described in this Prospectus. Information concerning a fixed dollar annuity can be obtained from the Company or any of its sales representatives. Once a fixed dollar annuity is elected, it can not be converted to a variable annuity.

     In lieu of the above options, an election may be made to have the proceeds of the Contract placed on deposit with the Company in its General Account, and a sum will be paid annually, semi-annually, quarterly, or monthly, as selected, which shall be equal to the fixed interest rate for the period multiplied by the amount remaining on deposit. Proceeds on deposit may be withdrawn or applied at any time under one of the Settlement Options as a Fixed Annuity only.

     At any time while Option 1 or Option 4 is in effect the person having made such election may elect to change payments under that option to payments under Option 2 or to redeem all or part of the value of the Contract. The number of Annuity Units added or subtracted because of any such change or redemption will be determined in accordance with the annuity unit value for the date on which the change or redemption is effected. (See "Annuity Unit Values" and "Redemptions").

     Under Qualified Contracts Options 1 and 4, Option 2b with 240 monthly payments certain, and any other option that would impair the Qualified tax status of the Contract may not be available.

     If the Alpha contract is annuitized and then surrendered within 6 years, the contingent deferred sales charge would still apply, and if the Alphaflex is annuitized and then surrendered within 8 years, the contingent deferred sales charge would still apply.

     ANNUITY PURCHASE RATES. The Contracts contain a schedule of annuity rates based upon an assumed investment return of 3 1/2% for each of Option 1 and Option 2. The annuity rates show how much the first monthly variable annuity payment will be for each $1,000 applied to effect the annuity. Except as noted below, the rates vary with the form of annuity, the date of birth and sex of the Annuitant and the Joint Annuitant, if any, and the date on which the annuity is effected.

     Subject to consent of the Company and applicable state law, annuity rates based upon an assumed investment return of 5% may also be available.

     The annuity rates for the Contracts are based on, among other things, an annual interest rate, referred to as the assumed investment return. The assumed investment return selected affects both the amount of the first annuity payment and the pattern of subsequent payments. If the actual investment return should exceed the assumed investment return, the variable annuity payments would increase and, conversely, if the actual investment return should be less than the assumed investment return the payments would decrease. The selection of a higher assumed investment return would produce a higher initial payment but more slowly rising subsequent payments (or more rapidly falling subsequent payments) than the selection of a lower assumed investment return.

     The United States Supreme Court has ruled that under certain employer-sponsored employee benefit plans, annuity options may not be based on sex-distinct actuarial tables. All Qualified Contracts described in this Prospectus other than those issued to fund Individual Retirement Accounts or Annuities, which are not employer-sponsored annuity benefits, will be based on the unisex annuity rates set forth in the amendments to the Contracts after approval of the Company's unisex annuity rates by the insurance department of the state in which the Contract is sold.

     ANNUITY UNIT VALUES. The value of an Annuity Unit was set at $10.00 on December 1, 1994 for each Sub-Account. On each valuation date thereafter the annuity unit value is redetermined by multiplying (i) the annuity unit value determined at the end of the immediately preceding valuation period, times (ii) the net investment factor for the applicable Sub-Account for the current valuation period, times (iii) a factor to adjust for the assumed investment return described under "Annuity Purchase Rates" above.


     NUMBER OF ANNUITY UNITS. To determine the number of Annuity Units for each Sub-Account, the number of Accumulation Units credited to the Sub-Account on the annuitization date is multiplied by the applicable accumulation unit value for a valuation period preceding the Annuity Date by not more than 10 days. The amount so determined, reduced by any applicable contingent deferred sales charge and premium tax, is multiplied by the appropriate Settlement Option factor, as shown in the Contract, and the result divided by 1,000. The resulting amount is divided by the applicable annuity unit value for a valuation period preceding the Annuity Date by not more than 10 days to determine the number of annuity units for each Sub-Account to be credited to the Contract (except under Option 4; see "Option 4"). The number of Annuity Units so computed will remain fixed and is used to compute each annuity payment.

     TIME OF PAYMENT. The first annuity payment is made on the Annuity Date.

     AMOUNT OF PAYMENT. The amount of each annuity payment is the sum of payments of each Sub-Account determined by multiplying the number of Annuity Units credited to the Contract, as computed above, by the annuity unit value for a valuation period preceding the due date of the payment by not more than 10 days (except under Option 4, where the Contract Value is applied to provide annuity payments as specified under that option; see "Option 4").


                        PAYMENT ON OR AFTER DEATH OF ANNUITANT


     Upon receipt at the Variable Annuity Service Center of due proof that the death of the Annuitant has occurred before the Annuity Date and while the Contract was in force and before the Annuitant's seventy-fifth birthday, the Company will pay to a designated Beneficiary the greatest of: (i) the purchase payments made (less partial withdrawals and any surrender and partial withdrawal transaction charges taken); (ii) the Accumulation Value at the end of the valuation period during which due proof of death is received; and (iii) the step-up benefit plus purchase payments made, less partial withdrawals and any contingent deferred sales charge and partial withdrawal transaction charges taken since the last step-up anniversary. The step-up death benefit at issue is the initial purchase payment. At each step-up anniversary, the current Accumulation Value is compared to the prior determination of the step-up death benefit, increased by purchase payments made and reduced by partial withdrawals and any contingent deferred sales charge and partial withdrawal transaction charges taken since that anniversary. The greater of these becomes the new step-up death benefit. The step-up anniversaries are (i) with respect to the Alpha, the Contract date and every sixth Contract anniversary thereafter (i.e., sixth, twelfth, eighteenth, etc., Contract anniversaries), and (ii) with respect to the Alphaflex, the Contract date and every eighth Contract anniversary thereafter (i.e., eighth, sixteenth, twenty-fourth, etc., Contract anniversaries) (except in Texas, where the step-up anniversaries are the Contract date and every sixth year thereafter). The death benefit for attained age 75 will be the Accumulation Value.


     Before the Annuity Date, the Beneficiary may elect, if the Owner shall not have done so, either to receive such value in one sum or to apply it under any of the Settlement Options contained in the Contracts. If the value is applied under the Settlement Options, any reference in the description of the options to "Annuitant" will be construed to mean "Beneficiary." If the Beneficiary of a Contract is the Owner's spouse, then upon the Owner's death the Contract may be continued without any of the following restrictions on distribution.


     After the Annuity Date, no payments on death are made except as may be provided by the form of annuity in effect. In such cases the Owner may, prior to the Annuitant's death, elect that any variable annuity payments to which the Beneficiary may become entitled will be commuted and paid in one sum; or in absence of such election and unless the Owner is then living, a Beneficiary who becomes entitled to variable annuity payments may elect that the remainder of such payments be commuted and paid in one sum. Any such commutation will be equal to the value, in a single sum, of the remaining variable annuity payments, discounted from their respective due dates to the date of determination of the single sum commuted at the Company's current commute rate, assuming that the annuity unit value applicable to the payments on the date of termination will remain unchanged thereafter.

     With respect to the Contracts (other than Individual Retirement Annuities and those issued in connection with Individual Retirement Accounts and corporate pension plans), if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, the remaining value must be distributed at least as rapidly as the method of distribution in effect.


                          THE DISTRIBUTION OF THE CONTRACTS


     Jefferson Pilot Variable Corporation (formerly Jefferson-Pilot Investor Services, Inc.) ("JPVC"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), is the distributor of the contracts.


     JPVC is organized under the laws of North Carolina and is a wholly-owned subsidiary of Jefferson-Pilot Corporation. Its principal business address is One Granite Place, Concord, New Hampshire 03301. JPVC will enter into one or more contracts with various broker-dealers for the distribution of the Contracts. Such other broker-dealers will be allowed a maximum commission of (i) with respect to the Alpha, 7% of purchase payments on such Contract, and (ii) with respect to the Alphaflex, 5% of purchase payments on such Contract.


                                    VOTING RIGHTS


     The Company, as the sponsor of the Separate Account, shall vote Fund shares held in the Separate Account at regular and special meetings of shareholders of the Funds, but, to the extent required by law, will follow voting instructions received from the person having the right to give such instruction. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the Funds' shares in its own right, it may elect to do so. The Company reserves the right, when permitted by law, to restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Separate Account.


     Except as specified below, the Owner has the right to instruct the voting of Fund shares prior to the Annuity Date. Under Contracts issued in connection with plans qualified under Section 403(b) or 408 of the Code or in connection with HR-10 Plans, the Annuitant has the right to instruct the voting of shares prior to the Annuity Date. Under Contracts issued in connection with plans qualified under either Section 401 or 403(a) of the Code, other than HR 10 Plans, the Owner has the right to instruct the voting of shares prior to the Annuity Date, except that the Annuitant is entitled to instruct with respect to votes attributable to his purchase payments (if any) and, to the extent authorized by the terms of the plan, with respect to any additional votes under the Contract.


     The number of shares attributable to a Contract prior to the Annuity Date is determined by dividing the value of the Accumulation Value for such Contract by the net asset value of one share of the respective Funds. The number of shares attributable to a Contract on and after the Annuity Date is determined by dividing the reserve (which generally will decrease) held by the Company in the Separate Account for such Contract by the net asset value of one share.


     The number of shares for which a person has the right to give instructions will be determined as of a date established by the Funds for determining shareholders eligible to vote at the meeting. All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be mailed to each person having such voting instruction rights. Neither the Funds nor the Company is under a duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares. Shares for which no instructions are received, including shares owned by the Company, will be voted in the same proportion as the shares for which instructions are received from persons entitled to give such instructions by reason of all contracts participating in the Separate Account.

                       CERTAIN FEDERAL INCOME TAX CONSEQUENCES


     THE FOLLOWING DISCUSSION IS A GENERAL DESCRIPTION OF FEDERAL TAX CONSIDERATIONS RELATING TO THE CONTRACT AND IS NOT INTENDED AS TAX ADVICE. THIS DISCUSSION IS NOT INTENDED TO ADDRESS THE TAX CONSEQUENCES RESULTING FROM ALL OF THE SITUATIONS IN WHICH A PERSON MAY BE ENTITLED TO OR MAY RECEIVE A DISTRIBUTION UNDER THE CONTRACT. ANY PERSON CONCERNED ABOUT THESE TAX IMPLICATIONS SHOULD CONSULT A COMPETENT TAX ADVISOR BEFORE INITIATING ANY TRANSACTION. THIS DISCUSSION IS BASED UPON THE COMPANY'S UNDERSTANDING OF THE PRESENT FEDERAL INCOME TAX LAWS AS THEY ARE CURRENTLY INTERPRETED BY THE INTERNAL REVENUE SERVICE. NO REPRESENTATION IS MADE AS TO THE LIKELIHOOD OF THE CONTINUATION OF THE PRESENT FEDERAL INCOME TAX LAWS OR OF THE CURRENT INTERPRETATION BY THE INTERNAL REVENUE SERVICE. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


     The Contract may be purchased and used in connection with retirement plans qualifying for favorable tax treatment ("Qualified Contract"), or the Contract may be purchased on a non-qualified basis ("Non-Qualified Contract"). Qualified Contracts are designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401, 403(b), 408 (Traditional IRA), 408A (Roth IRA), or 457 of the Internal Revenue Code of 1986, as amended (the "Code"). Information regarding the tax treatment of a Traditional IRA or a Roth IRA is contained in a separate IRA Disclosure Statement available from the Company. The ultimate effect of Federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and, in some cases, on the employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


     If this Contract is purchased as a Non-Qualified Contract, it is intended that the Contract will be owned and administered to satisfy the requirements of
Section 72 of the Code. If this Contract is purchased as a Qualified Contract, it is intended that the Contract will be owned and administered to satisfy the requirements of the provisions of the Code that apply to that type of Qualified Contract. The following discussion is based on the assumption that the Contract satisfies whichever Federal income tax rules apply to the Contract.


     At the time the initial purchase payment is paid, a prospective purchaser must specify whether a Non-Qualified Contract or a Qualified Contract is being purchased. If the initial purchase payment is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide information with regard to the Federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same Federal income tax treatment as the initial purchase payments under the Contract; the Company will not accept an additional purchase payment under a Contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.



TAXATION OF ANNUITIES


     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that if you are an individual (a "natural" person under the tax rules), you will not be taxed on increases in the value of a Contract until a distribution occurs (E.G., partial redemptions, full redemptions or annuity payments under the Settlement Option elected). Any change in ownership, assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single lump sum payment or an annuity) is taxable as ordinary income.

     If the owner of any Non-Qualified Contract is not an individual or other "natural" person (e.g., a corporation or a certain type of trust), the owner generally must include in income any increase in the excess of the contract's value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule, and a prospective Contract Owner that is not a natural person may wish to discuss these with a competent tax advisor.


     POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified variable annuities by taxing the owner on the gain in any sub-account if the owner transferred funds between various investment options. Although as of the date of this prospectus Congress has not passed any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could apply to your Contract even though it was purchased prior to the change in the tax laws or rules.


     FULL AND PARTIAL REDEMPTIONS FROM QUALIFIED CONTRACTS. In the case of a Surrender or Partial Withdrawal under a QUALIFIED CONTRACT, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance under the retirement plan. The "investment in the contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after tax contributions. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. As explained in the separate Disclosure Statement for Roth IRAs, special tax rules apply to distributions from Roth IRAs and Roth Conversion IRAs.


     FULL AND PARTIAL REDEMPTIONS FROM NON-QUALIFIED CONTRACTS. With respect to NON-QUALIFIED CONTRACTS, partial redemptions (including systematic withdrawals) are generally treated as taxable income to the extent that the Contract Value immediately before the partial redemption exceeds the "investment in the contract" at that time. The Contract Value immediately before a partial redemption is before any surrender charge. Full redemptions are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".


     ANNUITY PAYMENTS. If you elect to receive payments over a period of years, over your life expectancy, or over the life expectancies of yourself and another individual, part of each payment you receive will be a return of your "investment in the contract" and part of each payment will be taxable income. In general, the amount of each payment that is a return of your "investment in the contract" is calculated by dividing your total "investment in the contract" by the total number of expected payments. For example, if your "investment in the contract" is $6,000, and you elect to receive 60 monthly annuity payments, $100 of each payment will be a return of your "investment in the contract" and will not be subject to Federal income taxes ($6,000 / 60 = $100). If payments are being made over your life expectancy, or the joint life expectancy of you and your spouse, there are IRS tables which are used to determine how many annuity payments are expected to be made. After you have received the expected number of payments, you will have received, tax-free your entire "investment in the contract". Any additional payments will be fully taxable. If you die before you have received your entire "investment in the contract" and there are no additional payments after you die, there is a special tax rule that allows you a deduction for the recovered "investment in the contract" on your last income tax return. If some payments continue to your beneficiary after your death, your beneficiary can Recover any remaining "investment in the contract" over the additional payments being made.


     PENALTY TAX. For Non-Qualified Contracts and for most Qualified Contracts (there are special rules for the Roth IRA's) there may be a 10% Federal penalty tax on any premature distributions. The 10% penalty applies only to the portion of the distribution that is treated as taxable income. In general, however, there is no penalty tax on distributions from a Non-Qualified Contract: (1) made on or after the date on which you attain age 59 1/2; (2) made as a result of your death or disability; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of you and a "designated beneficiary"; (4) resulting from the direct rollover of the Contract into another qualified contract or individual retirement annuity; (5) allocable to investment in the Contract before August 14, 1982; (6) under a qualified funding asset (as defined in Code Section 130(d)); (7) under an immediate annuity (as defined in Code Section 72(u)(4)); or (8) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. For distributions from Qualified Contracts, in addition to all of the above exceptions to the 10% penalty tax, the following additional exceptions to the penalty may apply: (1) made to an employee after separation from service after age 55 from a retirement plan other than an IRA; (2) made to pay certain uninsured medical expenses; (3) made to certain unemployed individuals to pay health insurance premiums; (4) made to pay for certain higher education expenses; and (5) made to a first-time home buyer ($10,000 lifetime limit).


     DEATH BENEFIT PROCEEDS. The Code requires that both Qualified and Non-Qualified Contracts make certain distributions if the owner of the Contract dies. If the owner dies before periodic annuity payments have started, the entire value of the annuity must either (i) be paid out, in full, within five years of the death of the owner, or (ii) annuity payments must start within one year of the death of the owner. If the surviving spouse becomes the owner of the Contract, the spouse has the option of continuing the Contract as if he or she had been the original purchaser. If the owner dies after periodic annuity payments have started, payments must continue to be made under a method that will distribute the balance in the Contract at least as rapidly as the method being used prior to death. A non-spousal beneficiary may not elect, or continue to use, a settlement option unless that settlement option will result in distributions that comply with the Code.


     Amounts may be distributed because of the death of a Contract Owner. Generally, such amounts are includable in the income of the recipient as follows:


     (1) if distributed in a lump sum, such amounts are taxed in the same manner as a full redemption as described above, or


     (2) if distributed under a Settlement Option, such amounts are taxed in the same manner as annuity payments described above.


     For these purposes, the investment in the Contract is not affected by the owner's death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.


          GIFTS, TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant or Beneficiary other than yourself, or the exchange of a Contract may result in certain tax consequences to you, including the immediate taxation of the entire gain in the Contract. If you are thinking about any gift, transfer, assignment, or exchange of a Contract, you should contact a competent tax adviser to discuss the potential tax effects of such transaction.


     GENERATION-SKIPPING TRANSFERS. The Company may be required to determine whether the death benefit or any other payment constitutes a "direct skip" that may be subject to the Generation-Skipping Transfer Tax, as defined in Section 2612 of the Code. A direct skip occurs, for example, if you make a gift to your grandchild instead of your living child. If the Generation-Skipping Transfer Tax applies to a distribution, the Company is required to calculate and withhold from any payment the amount of such tax and pay it to the IRS.


     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by the Company (or its affiliates) to you during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws. A prospective purchaser of more than one annuity contract in a calendar year should consult with a competent tax advisor before making such a purchase.


     WITHHOLDING. Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. If you have provided the Company with your taxpayer identification number (i.e., your Social Security number), you may elect not to have tax withheld from distributions (withholding is mandatory for certain distributions from certain types of Qualified Contracts).


     OTHER TAX CONSEQUENCES. As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on your individual circumstances or those of the recipient of the distribution. A competent tax advisor should be consulted for further information.

QUALIFIED PLANS


     The Contract is designed for use with several types of qualified plans. The tax rules applicable to Contract Owners in qualified plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans in connection with which the Company will issue the Contract. Contracts for all types of qualified plans may not be available in all states. When issued in connection with a qualified plan, the Contract will be amended as necessary to conform to the requirements of the Code.


     QUALIFIED PENSION AND PROFIT SHARING PLANS. Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "HR 10," permits self-employed individuals to establish qualified plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract to their specific needs.


     INDIVIDUAL RETIREMENT ANNUITIES AND INDIVIDUAL RETIREMENT ACCOUNTS. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as a "Traditional IRA"). Traditional IRA's are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into a Traditional IRA. The sale of a Contract for use with a Traditional IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with Traditional IRA's will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the Traditional IRA or their purchase. Purchasers should seek competent advice as to the suitability of the Contract for use with Traditional IRA's. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with Traditional IRA qualification requirements.


     Section 408A of the Code permits eligible individuals to contribute to a Roth IRA. Purchasers should seek competent advice as to the suitability of the Contract for use with the Roth IRA. Purchasers of a Contract for use with Roth IRA's will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the Roth IRA or their purchase. Purchasers should seek competent advice as to the suitability of the Contract for use with Roth IRA's. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with Roth IRA qualification requirements.


     TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. However, these payments may be subject to FICA (Social Security) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Subject to certain exceptions, withdrawals under Tax-Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made after you attain age 59 1/2, upon your separation from service, upon your death or disability, or for an amount not greater than the total of such contributions in the case of hardship.

     SECTION 457 DEFERRED COMPENSATION ("SECTION 457") PLANS. Under Section 457 of the Code, employees of (and independent contractors who perform services for) certain state and local governmental units or certain tax-exempt employers may participate in a Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will not be taxable until paid or otherwise made available to the employee. The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includable compensation, up to $7,500. Includable compensation means earnings for services rendered to the employer which is includable in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax-Sheltered Annuity. During the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.


     The deferred amounts will be used by the employer to purchase the Contract. The Contract will be issued to the employer, and all Contract Values will be subject to the claims of the employer's creditors. The employee has no rights or vested interest in the Contract and is only entitled to payment in accordance with the Section 457 plan provisions. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Present Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan, except for transfers to other Section 457 plans in certain limited cases.



                                  LEGAL PROCEEDINGS


     The Company is not involved in any litigation that is of material importance in relation to its general account assets. In addition, there are no legal proceedings to which the Separate Account is a party.



                                SPECIAL CONSIDERATIONS


     The Company reserves the right to amend the Contract to meet the requirements of any applicable Federal or state laws or regulations. The Company will notify the Owner in writing of any such amendments.


     RESTRICTIONS UPON TRANSFER OF OWNERSHIP AND ASSIGNMENT. An Owner's rights under a Contract may be assigned as provided by applicable law. An assignment will not be binding upon the Company until it receives a written copy of the assignment. The Owner is solely responsible for the validity or effect of any assignment. The Owner, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.


     Ownership of a Contract issued to qualify under Section 403(b) or 408 of the Code or the Self-Employed Individuals' Tax Retirement Act of 1962 ("HR-10 Plan") may not be transferred, assigned or pledged except, with respect to a Contract qualifying under 403(b) or an HR-10 Plan, the Contract may be assigned to the Company.


                                AVAILABLE INFORMATION


     The Company has filed a registration statement (the "Registration Statement") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement, and reference is hereby made to such Registration Statement for further information relating to the Company and the Contracts. The Registration Statement may be inspected and copied, and copies can be obtained at prescribed rates from the Commission.

                                  TABLE OF CONTENTS

                         STATEMENT OF ADDITIONAL INFORMATION


                                                                            PAGE
                                                                            ----
PRINCIPAL UNDERWRITER. . . . . . . . . . . . . . . . . . . . . . . . .       B-2
DETERMINATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . .       B-2
   Amount of Annuity Payments. . . . . . . . . . . . . . . . . . . . .       B-2
   Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . .       B 2
   Illustrations of Variable Annuity Payments. . . . . . . . . . . . .       B-2
STANDARDIZED COMPUTATION OF PERFORMANCE. . . . . . . . . . . . . . . .       B-3
   Performance Comparisons . . . . . . . . . . . . . . . . . . . . . .       B-3
   Yields. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-4
   Total Returns . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-4
TAX COMPARISON . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-7
VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . .       B-7
TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . .       B-7
CONTINGENT DEFERRED SALES CHARGE . . . . . . . . . . . . . . . . . . .       B-7
FEDERAL TAX MATERS . . . . . . . . . . . . . . . . . . . . . . . . . .       B-7
   Taxation of the Company . . . . . . . . . . . . . . . . . . . . . .       B-8
   Tax Status of the Contracts . . . . . . . . . . . . . . . . . . . .       B-8
LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-9
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .       B-9
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       B-9
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .      B-10

STATEMENT OF ADDITIONAL INFORMATION
ALPHA AND ALPHAFLEX
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
(for Tax-Qualified and Non-Qualified Plans)

JEFFERSON-PILOT SEPARATE ACCOUNT A
(the "Separate Account"), a separate account of Jefferson-Pilot Life Insurance Company


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from the Variable Annuity Service Center, P.O. Box 515, Concord, New Hampshire 03302-0515, telephone number 1-800-289-1776.


--------------------------------------------------------------------------------


The Date of the Prospectus to which this Statement of Additional Information Relates is May 1, 1998.



The Date of this Statement of Additional Information is May 1,1998.



TABLE OF CONTENTS                                                           PAGE
Principal Underwriter. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
Determination of Annuity Payments. . . . . . . . . . . . . . . . . . . . . .B-2
Standardized Computation of Performance. . . . . . . . . . . . . . . . . . .B-3
Tax Comparison . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-7
Valuation of Assets of the Account . . . . . . . . . . . . . . . . . . . . .B-7
Transferability Restrictions . . . . . . . . . . . . . . . . . . . . . . . .B-7
Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . . . . .B-7
Federal Tax Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-7
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-9
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-9
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-9
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-10

PRINCIPAL UNDERWRITER






Jefferson Pilot Variable Corporation ("JPVC") (formerly Jefferson-Pilot Investor Services, Inc.) may be considered the underwriter of the Contracts for purposes of the federal securities laws. JPVC received a concession allowance of $2,594,823 in 1996, of which it retained $203,024, and a concession allowance of $2,712,381 in 1997 of which it retained $528,208.


DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Deductions under the Contracts,"; "Sub-Accounts of the Separate Account and Available Funds,"; "The Accumulation Period,"; and "The Annuity Period". This discussion assumes there is no contingent deferred sales charge or premium tax payable.

AMOUNT OF ANNUITY PAYMENTS. The amount of the first annuity payment under a Contract will be determined on the basis of the particular payment plan selected, the annuity purchase rate and, where permitted for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Sub-Account determined by applying the appropriate annuity purchase rate to the product of the number of Accumulation Units in the Sub-account on the annuity date and the accumulation unit value for the Sub-Account for a valuation period preceding the annuity date by not more than 10 days. Annuity rates currently in use are based on the 1983 'a' table with age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. A Contract will not share in the divisible surplus of the Company.

The number of Annuity Units in each Sub-Account is determined by dividing the amount of the first annuity payment from the Sub-Account by the value of an Annuity Unit at the last valuation period preceding the annuity date by not more than 10 days. The number of Annuity Units thus credited to the Annuitant in each Sub-Account remains constant throughout the annuity period. However, the value of Annuity Units in each division will fluctuate with the investment experience of the Sub-Account.

The amount of each variable annuity payment after the first is the sum of payments from each Sub-Account determined by multiplying this fixed number of Annuity Units each payment date by the value of an Annuity Unit for a valuation period preceding the due date of the payment by not more than ten days.

ANNUITY UNIT VALUE. The value of an Annuity Unit for each Sub-Account was established at $10 as of the date sales of the Contracts commenced for that Sub-Account. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Sub-Account, the assumed investment rate on which the annuity rate tables are based, and the deduction for mortality and expense risks assumed by the Company and the administrative expense fee.


The annuity unit value for each Sub-Account on any valuation date is determined by multiplying the annuity unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Sub-Account; and (b) an adjustment factor to neutralize the assumed investment rate used in calculating the annuity rate tables.





ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS. To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 63, who has elected a life annuity payment plan with a certain period of 120 months with an assumed investment rate of 3 1/2%. (Option 2b, as described in the prospectus).

     (1)  Assumed number of Accumulation Units in a
          Sub-Account on maturity date . . . . . . . . . . . . .25,000
     (2)  Assumed Value on an Accumulation Unit in a
          Sub-Account at maturity. . . . . . . . . . . . . . . .$10.00
     (3)  Cash value of Contract at maturity,
          (1)  x  (2)  . . . . . . . . . . . . . . . . . . . .$250,000
     (4)  Assumed applicable monthly payment rate
          per $1,000 from annuity-rate table . . . . . . . . . . $5.80
     (5)  Amount of first payment from a Sub-Account,
          (3)  x  (4) divided by $1,000. . . . . . . . . . . . .$1,450
     (6)  Assumed value of Annuity Unit in a
          Sub-Account at maturity. . . . . . . . . . . . . . . .$10.00
     (7)  Number of Annuity Units credited in a
          Sub-Account, (5) divided by (6). . . . . . . . . . . . . 145

The $10.00 value at maturity provides a first payment from the Sub-Account of $1450, and payments thereafter of the varying dollar value of 145 Annuity Units. The amount of subsequent payments from the Sub-Account is determined by multiplying 145 units by the value of an Annuity Unit in the Sub-Account on the applicable valuation date. For example, if that unit value is $11.00, the monthly payment from the Sub-Account will be 145 multiplied by $11.00, or $1595.00.

However, the value of the Annuity Unit depends entirely on the investment experience of the Sub-Account. Thus in the example above, if the net investment rate for the following month was less than the assumed investment rate of 3 1/2%, the Annuity Unit would decline in value. If the annuity unit value declined to $9.00, the succeeding monthly payment would then be 145 x $9.00, or $1305.

For the sake of simplicity, the foregoing example assumes that all of the Annuity Units are in one Sub-Account. If there are Annuity Units in two or more Sub-Accounts, the annuity payment from each Sub-Account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-Accounts.

STANDARDIZED COMPUTATION OF PERFORMANCE

PERFORMANCE COMPARISONS. Performance information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index (S&P
500), Dow Jones Industrial Average (DJIA), Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (iii) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a certificate. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs, and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.


YIELDS. Some Sub-Accounts may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent deferred sales charge. Yields are annualized and stated as a percentage.


Current yield is calculated for the VIP Money Market Portfolio Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield for Sub-Accounts assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [(Base Period Return) + 1)365/7] - 1

Yield for Sub-Accounts is based on all investment income (including dividends and interest) per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period, according to the following formula:

               Yield = 2[(a-b/cd + 1)6 - 1]

where a = net investment income earned during the period by the corresponding Fund portfolio, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Accumulation Units outstanding during the period, and d = the value (maximum offering price) per Accumulation Unit on the last day of the period.


TOTAL RETURNS. Standardized total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the annual contract charge, the administrative expense fee, and any other charges against certificate values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the contingent deferred sales charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the contingent deferred sales charge since the Contracts are intended as long-term products. These quotations are referred to as Non-Standardized total returns. Non-standardized total returns also do not include the annual contract fee of $35.00.


Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over certain periods, including 1,5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(l+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.


The following table shows the Standardized Average Annual Total Return for the Alpha Variable Annuity sub-accounts for the period ended December 31, 1997.



                                                     Since Inception
Sub-Accounts                              One Year      (12/1/94)    Cumulative
-------------------------------------------------------------------------------
Oppenheimer Growth*                         14.14%         19.62%        73.80%
Oppenheimer Bond*                           -2.02%          4.13%        13.31%
VIP Money Market                            -5.51%         -0.92%        -2.81%
VIP High Income                              5.78%         10.66%        36.69%
VIP Equity-Income                           15.46%         18.71%        69.72%
VIP Growth                                  11.17%         18.73%        69.85%
VIP Overseas                                 0.11%          4.54%        14.68%
VIP II Asset Manager                         8.55%          9.58%        32.60%

                                                     Since Inception
Sub-Accounts                              One Year       (5/1/96)    Cumulative
-------------------------------------------------------------------------------
VIP II Index 500                            19.71%         20.14%        35.82%
VIP II Contrafund                           11.78%         13.89%        24.23%
JPVF Capital Growth**                       12.00%          9.32%        16.03%
JPVF Emerging Growth**                      10.03%          2.65%         4.46%
MFS Research Series                          8.18%         10.69%        18.47%
MFS Utilities Series                        18.79%         21.00%        37.45%
Alger American SmallCap                     -0.04%         -5.66%        -9.26%
Alger American Midcap Growth                 3.31%          0.38%         0.63%


The Following table shows the Standardized Average Annual Total Return for the AlphaFLEX Variable Annuity subaccounts for the period ended December 31, 1997.


                                                     Since Inception
Sub-Accounts                              One Year      (12/1/94)    Cumulative
-------------------------------------------------------------------------------
Oppenheimer Growth*                         11.71%         19.25%        72.12%
Oppenheimer Bond*                           -4.10%          3.81%        12.21%
VIP Money Market                            -7.52%         -1.23%        -3.75%
VIP High Income                              3.53%         10.32%        35.37%
VIP Equity-Income                           13.00%         18.33%        68.08%
VIP Growth                                   8.80%         18.36%        68.21%
VIP Overseass                               -2.02%          4.21%        13.57%
VIP II Asset Manager                         6.24%          9.23%        31.32%


                                         B-5

                                                      Since Inception
Sub-Accounts                              One Year       (5/1/96)    Cumulative
-------------------------------------------------------------------------------
VIP II Index 500                            17.17%         19.12%        33.90%
VIP II Contrafund                            9.40%         12.92%        22.47%
JPVF Capital Growth**                        9.61%          8.39%        14.39%
JPFV Emerging Growth**                       7.69%          1.77%         2.98%
MFS Research Series                          5.88%          9.75%        16.79%
MFS Utilities Series                        16.26%         19.97%        35.50%
Alger American SmallCap                     -2.16%         -6.46%       -10.54%
Alger American Midcap Growth                 1.11%         -0.48%        -0.80%


The following table shows the Non-Standardized Average Annual Total Return for the Alpha/AlphaFLEX Variable Annuity subaccounts for the period ending December 31, 1997.


                                                     Since Inception
Sub-Accounts                              One Year      (12/1/94)    Cumulative
-------------------------------------------------------------------------------
Oppenheimer Growth*                         24.92%         24.37%        95.97%
Oppenheimer Bond*                            7.74%          8.99%        30.42%
VIP Money Market                             4.02%          4.12%        13.27%
VIP High Income                             16.03%         15.54%        56.15%
VIP Equity-Income                           26.33%         23.48%        91.66%
VIP Growth                                  21.77%         23.36%        91.11%
VIP Overseas                                10.00%          9.55%        32.50%
VIP II Asset Manager                        18.97%         14.54%        52.02%

                                                     Since Inception
Sub-Accounts                              One Year       (5/1/96)    Cumulative
-------------------------------------------------------------------------------
VIP II Index 500                            30.85%         26.87%        48.74%
VIP II Contrafund                           22.42%         20.47%        36.44%
JPVF Capital Growth**                       22.64%         15.81%        27.74%
JPFV Emerging Growth**                      20.56%          9.01%        15.49%
MFS Research Series                         18.59%         17.08%        30.10%
MFS Utilities Series                        29.87%         27.85%        50.68%
Alger American SmallCap                      9.84%          0.57%         0.95%
Alger American Midcap Growth                13.41%          6.59%        11.24%



* On December 19, 1996, shares of the Oppenheimer Growth Fund were substituted for shares of the Jefferson-Pilot Capital Appreciation Fund, Inc. and shares of the Oppenheimer Bond Fund were substituted for shares of the Jefferson-Pilot Investment Grade Bond Fund, Inc.


** On December 5, 1997, shares of the JPVF Capital Growth Portfolio were substituted for shares of the Growth Fund of the Alexander Hamilton Variable Insurance Trust ("AHVIT") and shares of the JPVF Emerging Growth Portfolio were substituted for shares of the AHVIT Emerging Growth Fund. The above numbers reflect the performance of the AHVIT Growth Fund and the AHVIT Emerging Growth Fund for the period prior to the date of the substitution and reflect the performance of the JPVF Capital Growth Portfolio and the JPVF Emerging Growth Portfolio for the period after the date of the substitution.

TAX COMPARISON

Reports and advertising also may show the effect of tax deferred compounding on a Sub-Account's investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a Contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Fund shares held in each Sub-Account at the time of each valuation is the redemption value of such shares at such time.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than the Company. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

CONTINGENT DEFERRED SALES CHARGE

The charge is made as a percentage of the amount withdrawn. For example, if an Owner subject to a 6% contingent deferred sales charge wishes to net $100 on the partial redemption of a Contract, he must make a total withdrawal of $106.38, of which $6.38 will be deducted as a contingent deferred sales charge. An Owner need only indicate the net amount he wishes to net on a partial redemption, and the Company will determine the total or gross amount necessary to withdraw to net the desired amount.

To the extent that the contingent deferred sales charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk charge may be utilized by the Company to meet such excess distribution expenses. The Company has represented in documents filed with the Securities and Exchange Commission that the mortality and expense risk charge is consistent with the risks assumed by the Company and is within the range of industry practice, based on its review of its requirements and industry practice. Moreover, the Company represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and Owners.


FEDERAL TAX MATTERS



The Contracts are designed for use by individuals as either a non-qualified annuity contract or as an annuity contract purchased for a qualified annuity contract or as an annuity contract purchased for a qualified retirement plan under Section 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal Income taxes on the Contract Value will depend on numerous factors that are explained in the Prospectus (See "Certain Federal Income Tax Consequences"). THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.



TAXATION OF THE COMPANY.  The Company is taxed as a life insurance company under
Part I of Subchapter L of the Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L.
Since the Separate Account is not an entity separate from the Company, and its operations are a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.



Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.



TAX STATUS OF THE CONTRACTS. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Trust be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how a Fund's assets may be invested.



In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains for the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."



The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy values. These differences could result in you being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the Separate Account or to otherwise qualify the Contract for favorable tax treatment.

Both non-qualified and qualified annuity contracts are required to comply with certain minimum distribution requirements in order to be treated as annuity contracts under the Code. Owners of non-qualified annuity contracts are generally not required to commence distributions under the annuity contract prior to the maturity date of the contract. However, if the Owner of a non-qualified annuity dies before the contract matures, the beneficiary is required to either (i) annuitize the contract within one year of the Owner's death, or (ii) totally withdraw all funds from the annuity within five years of the Owner's death. Owners of qualified annuity contracts (other than Roth IRAs) are, however, generally required to commence distributions from the annuity contract when they attain age 70 1/2, and to receive distributions over the Owner's life expectancy (or over the joint life expectancy of the Owner and the Owner's spouse). There are special rules that allow a surviving spouse to take over the annuity contract at the Owner's death and treat the contract as if it had originally been purchased by the surviving spouse. If the Owner dies once distributions have begun (for both qualified and non-qualified annuities), the beneficiary must continue to receive distributions at least as rapidly as the Owner was receiving them. Further details regarding the minimum distribution rules are contained in the Prospectus.



LEGAL MATTERS



Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Contract has been provided to the Company by Jorden Burt Boros Cicchetti Berenson & Johnson of Washington, D.C.



OTHER INFORMATION



A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus for the Contracts or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.



EXPERTS



The statement of assets and liabilities of Jefferson-Pilot Separate
Account A of Jefferson-Pilot Life Insurance Company at December 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information and this Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



The financial statements of Jefferson-Pilot Life Insurance Company at December 31, 1997 and 1996, and for each of the years then ended, appearing in this Statement of Additional Information and this Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



The financial statements of Jefferson-Pilot Life Insurance Company for the year ended December 31, 1995, appearing in this Statement of Additional Information and this Registration Statement have been audited by McGladrey & Pullen, LLP, independent certified public accountants, as set forth in their report appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS



The financial statement of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                            REPORT OF INDEPENDENT AUDITORS


Unitholders of Jefferson-Pilot Separate Account A
  of Jefferson-Pilot Life Insurance Company
Board of Directors, Jefferson-Pilot Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Jefferson-Pilot Separate Account A of Jefferson-Pilot Life Insurance Company as of December 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson-Pilot Separate Account A of Jefferson-Pilot Life Insurance Company at December 31, 1997, and the results of its operations for the year then ended, and the changes in its net assets for the two years in the period then ended in conformity with generally accepted accounting principles.


Greensboro, North Carolina
April 6, 1998                                     /s/ Ernst & Young LLP

                          Jefferson-Pilot Separate Account A

                         Statement of Assets and Liabilities
                                  December 31, 1997


ASSETS
Securities of investment companies:
  Oppenheimer Growth Fund at net asset value (3,187,103.165
    shares at $32.44 per share, cost - $71,582,876.11)                        $103,389,628
  Oppenheimer Bond Fund at net asset value (1,751,743.928 shares
    at $11.91 per share, cost - $19,923,617)                                    20,863,270
  VIPF Money Market Portfolio at net asset value (10,032,759.080
    shares at $1.00 per share, cost - $10,032,759)                              10,032,759
  VIPF Growth Portfolio at net asset value (635,394.218 shares at
    $37.10 per share, cost - $18,907,281.16)                                    23,573,125
  VIPF Equity-Income Portfolio at net asset value (1,274,910.351
    shares at $24.28 per share, cost - $24,943,893)                             30,954,823
  VIPF High Income Portfolio at net asset value (405,115.170 shares
    at $13.58 per share, cost - $4,844,272)                                      5,501,464
  VIPF Overseas Portfolio at net asset value (143,174.160 shares at
    $19.20 per share, cost - $2,596,729)                                         2,748,944
  VIPF II Asset Manager Portfolio at net asset value (588,645.058
    shares at $18.01 per share, cost - $9,282,815)                              10,601,497
  Alger American Small Capitalization Portfolio at net asset value
    (43,008.600 shares at $43.75 per share, cost - $1,750,887                    1,881,626
  Alger American MidCap Growth Portfolio at net asset value
    (80,842.333 shares at $24.18 per share, cost - $1,750,972)                   1,954,768
  VIPF II Contrafund Portfolio at net asset value (203,620.719
    shares at $19.94 per share, cost - $3,536,967)                               4,060,197
  VIPF II Index 500 Portfolio at net asset value (55,527.586 shares
    at $114.39 per share, cost - $5,539,233)                                     6,351,801
  JPVF Emerging Growth Portfolio at net asset value (102,830.577
    shares at $17.47 per share, cost - $1,675,472)                               1,796,450
  MFS Research Series at net asset value (258,550.370 shares at
    $15.79 per share, cost - $3,625,284)                                         4,082,510
  MFS Utilities Series at net asset value (116,136.338 shares at
    $17.99 per share, cost - $1,747.666)                                         2,089,293
  JPVF Capital Growth Portfolio at net asset value (116,939.751 shares
    at $21.23 per share, cost - $2,217,393)                                      2,482,631
LIABILITIES
Accrued transfer to sponsor
  Oppenheimer Growth Fund                                                          566,928
  Oppenheimer Bond Fund                                                            253,072
                                                                              ------------
Total net assets                                                              $231,544,786
                                                                              ------------
                                                                              ------------


SEE NOTES TO FINANCIAL STATEMENTS.

                          Jefferson-Pilot Separate Account A

                             Year ended December 31, 1997



NET ASSETS
Variable annuity contracts (Note 8):
  Oppenheimer Growth Fund                                                     $102,345,492
  Oppenheimer Bond Fund                                                         20,373,977
  VIPF Money Market Portfolio                                                    9,722,817
  VIPF Growth Portfolio                                                         23,544,013
  VIPF Equity-Income Portfolio                                                  30,917,121
  VIPF High Income Portfolio                                                     5,494,512
  VIPF Overseas Portfolio                                                        2,745,587
  VIPF II Asset Manager Portfolio                                               10,589,060
  Alger American Small Capitalization Portfolio                                  1,879,264
  Alger American MidCap Growth Portfolio                                         1,952,302
  VIPF II Contrafund Portfolio                                                   4,055,521
  VIPF II Index 500 Portfolio                                                    6,346,318
  JPVF Emerging Growth Portfolio                                                 1,796,450
  MFS Research Series                                                            4,077,376
  MFS Utilities Series                                                           2,086,702
  JPVF Capital Growth Portfolio                                                  2,482,631

Jefferson-Pilot Life Insurance Company - Sponsor:
  Oppenheimer Growth Fund (1,516.992 accumulation units at
    $131.766651 per unit, 2,926.502 accumulation units at $126.055656
    per unit and -4,673.378 accumulation units at $19.597148 per unit)             477,206
  Oppenheimer Bond Fund (1,293.169 accumulation units at $44.948381 per unit, 3,973.173 accumulation units at $43.017026 per unit and
    550.751 accumulation units at $13.042029 per unit)                             236,223
  VIPF Money Market Portfolio (13,891.865 accumulation units at
    $21.669744 per unit and 786.554 accumulation units at $11.326697
    per unit)                                                                      309,942
  VIPF Growth Portfolio (1,523.277 accumulation units at $19.111315
    per unit)                                                                       29,111
  VIPF Equity-Income Portfolio (1,967.095 accumulation units at
    $19.166449 per unit)                                                            37,702
  VIPF High Income Portfolio (445.258 accumulation units at
    $15.614753 per unit)                                                             6,953

                          Jefferson-Pilot Separate Account A

Jefferson-Pilot Life Insurance Company - Sponsor (continued):
  VIPF Overseas Portfolio (253.385 accumulation units at $13.249871
    per unit)                                                                        3,357
  VIPF II Asset Manager Portfolio (818.187 accumulation units at
    $15.201721)                                                                     12,438
  Alger American Small Capitalization Portfolio (234.005 accumulation
    units at $10.094700 per unit)                                                    2,362
  Alger American MidCap Growth Portfolio (221.623 accumulation units at
    $11.124001 per unit)                                                             2,465
  VIPF II Contrafund Portfolio (342.736 accumulation units at
    $13.643639 per unit)                                                             4,676
  VIPF II Index 500 Portfolio (368.593 accumulation units at $14.874449
    per unit)                                                                        5,483
  MFS Research Series (394.622 accumulation units at $13.010109 per unit)            5,134
  MFS Utilities Series (171.902 accumulation units at $15.067972 per unit)           2,590
                                                                              ------------
Total net assets                                                              $231,544,786
                                                                              ------------
                                                                              ------------


SEE NOTES TO FINANCIAL STATEMENTS.

                          Jefferson-Pilot Separate Account A

                              Statement of Operations

                            Year ended December 31, 1997



Investment income:
  Dividend income                                               $ 3,317,603
  Capital gain distribution from investment companies             8,021,811
                                                                -----------
                                                                 11,339,414
                                                                -----------

Expenses:
  Mortality and expense risk charge                              (2,520,440)
  Administrative charges                                            (91,508)
                                                                -----------
Net investment income                                             8,727,466
                                                                -----------

Realized and unrealized gain on investments:
  Net realized gain on investments                                4,015,825
  Net unrealized appreciation of investments                     25,396,773
                                                                -----------
Net gain on investments                                          29,412,598
                                                                -----------
Net increase in net assets resulting from operations            $38,140,064
                                                                -----------
                                                                -----------


SEE NOTES TO FINANCIAL STATEMENTS.

                          Jefferson-Pilot Separate Account A

                         Statements of Changes in Net Assets


                                                                     YEAR ENDED DECEMBER 31
                                                                    1997                1996
                                                                   ------              ------
Increase (decrease) in net assets from operations
  Net investment income                                        $  8,727,466        $ 15,464,182
  Net realized gain on investments                                4,015,825              75,016
  Net unrealized appreciation of investments                     25,396,773           1,849,583
                                                               --------------------------------
  Net increase in net assets resulting from operations         $ 38,140,064        $ 17,388,781

Changes from principal transactions
  Net contract purchase payments                               $ 46,466,828        $ 49,960,458
  Benefits paid                                                 (22,309,458)        (13,977,989)
  Net transfer of reserves to sponsor                              (439,186)           (618,786)
  Transfer to sponsor                                            (1,321,553)         (1,000,000)
                                                               --------------------------------
  Increase in net assets derived from principal transactions     22,396,631          34,363,683
                                                               --------------------------------
  Total increase (decrease)                                    $ 60,536,695        $ 51,752,464
                                                               --------------------------------

Net assets at beginning of year                                $171,008,091        $119,255,627
                                                               --------------------------------
Net assets at end of year                                      $231,544,786        $171,008,091
                                                               --------------------------------
                                                               --------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

                          Jefferson-Pilot Separate Account A

                           Notes to Financial Statements

                                 December 31, 1997

1.  HISTORY

Jefferson-Pilot Separate Account A ("Account") was established by resolution of the Board of Directors of Jefferson-Pilot Life Insurance Company ("Sponsor") on May 5, 1969. The Account has been registered as a unit investment trust under the Investment Company Act of 1940 to receive and invest payments made by purchasers of variable annuity contracts.

Subject to certain limitations and restrictions, a variable annuity contractholder may elect to have net purchase payments credited to any of 16 sub-accounts. Prior to the commencement of annuity payments, a contractholder may elect to transfer accumulation units among sub-accounts, subject to certain minimum transfer amounts. After the commencement of annuity payments which do not involve life contingencies, contractholders may elect to transfer accumulation units among sub-accounts. Contractholders may also allocate purchase payments or transfer amounts into or out of the "Fixed Account", which is maintained in the general account of the sponsor. The sponsor guarantees that the fixed account accumulation value will accrue interest at an annual effective rate of 3.5%, although the sponsor may, at its sole discretion, credit interest in excess of the guaranteed rate. Fixed account accumulation values are not charged a mortality and expense fee or an administrative fee.

On December 4, 1997, the Sponsor exchanged the balance in AHVIT Emerging Growth Fund, consisting of 147,778.984 shares with a net asset value of $12.82 per share, receiving 100,235.846 shares of the Jefferson-Pilot Variable Fund ("JPVF"), formerly CAF Emerging Markets Fund, with a net asset value of $18.71 per share. The Sponsor also exchanged 179,267.579 shares AHVIT Growth Fund, having a net asset value of $14.71 per share, receiving 119,228.904 shares of the JPVF, formerly CAF Capital Growth Fund, with a net asset value of $22.12 per share. The conversion ratios were based on the net asset values of the funds at the conversion date.


In accordance with the terms of the contracts, payments are invested in shares of Oppenheimer Growth Fund, Oppenheimer Bond Fund, VIPF Money Market Portfolio, VIPF Growth Portfolio, VIPF Equity-Income Portfolio, VIPF High Income Portfolio, VIPF Overseas Portfolio, VIPF II Asset Manager Portfolio, Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, VIPF II Contrafund Portfolio, VIPF II Index 500 Portfolio, JPVF Emerging Growth Portfolio, MFS Research Series, MFS Utilities Series and JPVF Capital Growth Portfolio at the net asset value of such shares on the date payments are received. The accumulation of net asset values at the date shares are acquired represents cost.

                          Jefferson-Pilot Separate Account A

2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

The investments in the shares of the sub-accounts are carried in the Statement of Assets and Liabilities at net asset value, which is market value at December 31, 1997. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

INVESTMENT INCOME

Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts. The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) for the year ended December 31, 1997, were $73,891,543 and $41,947,446, respectively. Realized investment gains and losses on investments are determined using the last-in-first-out method.

RECLASSIFICATIONS

Certain 1996 amounts in the financial statements have been reclassified to conform to the 1997 presentation. The reclassification had no effect on previously reported net assets.

3.  FEES

In accordance with the provisions of the variable annuity contracts, specified amounts on contracts issued before 1983 are set aside for the Sponsor and Jefferson-Pilot Variable Corporation to cover the assumption of mortality and expense risks, sales and administrative expenses, and state premium taxes. The charge for assuming the mortality and expense risks on these contracts is .6935% annually. On contracts issued between 1982 and 1994, amounts are set aside to cover only the assumption of mortality and expense risks at the rate of .9855% annually. Contracts issued after 1994 have a mortality and expense fee of 1.25% and an administrative fee of .15%.

4.  FEDERAL INCOME TAXES

Operations of the Account are taxed with those of the Sponsor. Under existing federal income tax law, no taxes are payable on the transactions of the Account.

5.  USE OF ESTIMATES

The accompanying financial statements of the Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates that affect amounts reported in the financial statements and accompanying notes. Such estimates could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

6.  REMUNERATION

The Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Account.

7.  ACCUMULATION UNITS

Changes in the number of accumulation units are as follows:


                                                          1997               1996
                                                    ---------------------------------
     OPPENHEIMER GROWTH FUND
     Units outstanding at beginning of period       1,479,421.465       1,051,871.585
     Units purchased                                  632,241.115         711,197.685
     Redemptions and charges                         (325,707.846)       (283,647.805)
                                                    ---------------------------------
     Units outstanding at end of period             1,785,954.734       1,479,421.465
                                                    ---------------------------------
                                                    ---------------------------------

     OPPENHEIMER BOND FUND
     Units outstanding at beginning of period         810,389.562         718,607.599
     Units purchased                                  268,832.205         323,390.644
     Redemptions and charges                         (275,416.935)       (231,608.681)
                                                    ---------------------------------
     Units outstanding at end of period               803,804.832         810,389.562
                                                    ---------------------------------
                                                    ---------------------------------

     VIPF MONEY MARKET PORTFOLIO
     Units outstanding at beginning of period         756,510.915         604,573.553
     Units purchased                                2,466,568.744       1,686,143.385
     Redemptions and charges                       (2,459,199.662)     (1,534,206.023)
                                                    ---------------------------------
     Units outstanding at end of period               763,879.997         756,510.915
                                                    ---------------------------------
                                                    ---------------------------------

                                                         1997                1996
                                                   ----------------------------------
     VIPF GROWTH PORTFOLIO
     Units outstanding at beginning of period       1,061,896.920         439,231.793
     Units purchased                                  419,835.567         865,935.194
     Redemptions and charges                         (258,800.844)       (243,270.067)
                                                   ----------------------------------
     Units outstanding at end of period             1,222,931.643       1,061,896.920
                                                   ----------------------------------
                                                   ----------------------------------

     VIPF EQUITY-INCOME PORTFOLIO
     Units outstanding at beginning of period       1,306,420.278         603,748.536
     Units purchased                                  648,588.430       1,030,677.532
     Redemptions and charges                         (353,220.684)       (328,005.790)
                                                   ----------------------------------
     Units outstanding at end of period             1,601,788.024       1,306,420.278
                                                   ----------------------------------
                                                   ----------------------------------

     VIPF HIGH INCOME PORTFOLIO
     Units outstanding at beginning of period         264,864.236         104,906.955
     Units purchased                                  192,441.392         210,340.408
     Redemptions and charges                         (104,980.867)        (50,383.127)
                                                   ----------------------------------
     Units outstanding at end of period               352,324.761         264,864.236
                                                   ----------------------------------
                                                   ----------------------------------
     VIPF OVERSEAS PORTFOLIO
     Units outstanding at beginning of period         154,948.844          44,023.734
     Units purchased                                  110,591.923         134,771.167
     Redemptions and charges                          (58,071.284)        (23,846.057)
                                                   ----------------------------------
     Units outstanding at end of period               207,469.483         154,948.844
                                                   ----------------------------------
                                                   ----------------------------------

     VIPF II ASSET MANAGER PORTFOLIO
     Units outstanding at beginning of period         490,202.223         170,765.634
     Units purchased                                  356,163.453         390,192.194
     Redemptions and charges                         (151,323.149)        (70,755.605)
                                                   ----------------------------------
     Units outstanding at end of period               695,042.527         490,202.223
                                                   ----------------------------------
                                                   ----------------------------------

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     Units outstanding at beginning of period         148,321.277               0.000
     Units purchased                                  102,281.650         162,500.493
     Redemptions and charges                          (64,205.483)        (14,179.216)
                                                   ----------------------------------
     Units outstanding at end of period               186,397.444         148,321.277
                                                   ----------------------------------
                                                   ----------------------------------

                                                          1997               1996
                                                     --------------------------------
     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
     Units outstanding at beginning of period          94,916.505               0.000
     Units purchased                                  106,519.905         113,068.110
     Redemptions and charges                          (25,711.180)        (18,151.605)
                                                   ----------------------------------
     Units outstanding at end of period               175,725.230          94,916.505
                                                   ----------------------------------
                                                   ----------------------------------

     VIPF II CONTRAFUND PORTFOLIO
     Units outstanding at beginning of period          75,800.073               0.000
     Units purchased                                  283,820.499          83,633.795
     Redemptions and charges                          (62,031.544)         (7,833.722)
                                                   ----------------------------------
     Units outstanding at end of period               297,589.028          75,800.073
                                                   ----------------------------------
                                                   ----------------------------------

     VIPF II INDEX 500 PORTFOLIO
     Units outstanding at beginning of period          83,751.669               0.000
     Units purchased                                  392,419.398          94,257.747
     Redemptions and charges                          (53,216.757)        (10,506.078)
                                                   ----------------------------------
     Units outstanding at end of period               422,954.310          83,751.669
                                                   ----------------------------------
                                                   ----------------------------------

     JPVF EMERGING GROWTH PORTFOLIO
     Units outstanding at beginning of period          67,640.913               0.000
     Units purchased                                  144,053.771          89,590.061
     Redemptions and charges                          (56,140.634)        (21,949.148)
                                                   ----------------------------------
     Units outstanding at end of period               155,554.050          67,640.913
                                                   ----------------------------------
                                                   ----------------------------------

     MFS RESEARCH SERIES
     Units outstanding at beginning of period         104,920.216               0.000
     Units purchased                                  251,559.034         115,020.019
     Redemptions and charges                          (42,684.002)        (10,099.803)
                                                   ----------------------------------
     Units outstanding at end of period               313,795.248         104,920.216
                                                   ----------------------------------
                                                   ----------------------------------

                                                          1997                1996
                                                      -------------------------------
     MFS UTILITIES SERIES
     Units outstanding at beginning of period          24,368.744               0.000
     Units purchased                                  138,242.937          27,428.409
     Redemptions and charges                          (23,953.818)         (3,059.665)
                                                   ----------------------------------
     Units outstanding at end of period               138,657.863          24,368.744
                                                   ----------------------------------
                                                   ----------------------------------

     JPVF CAPITAL GROWTH PORTFOLIO
     Units outstanding at beginning of period         100,317.887               0.000
     Units purchased                                  144,668.643         119,226.846
     Redemptions and charges                          (50,641.104)        (18,908.959)
                                                   ----------------------------------
     Units outstanding at end of period               194,345.426         100,317.887
                                                   ----------------------------------
                                                   ----------------------------------


8.  VARIABLE ANNUITY CONTRACTS

Net asset values for variable annuity contracts are based on the following accumulation units, unit values and annuity funds:

                                  ACCUMULATION           UNIT               TOTAL
                                     UNITS               VALUE              VALUE
                                  ---------------------------------------------------
     OPPENHEIMER GROWTH FUND
       DECEMBER 31, 1997
     Qualified units (a)          801,368.745         $ 19.597148        $ 15,704,542
     Non-qualified units (a)      442,474.379         $ 19.597148           8,671,236
     Qualified units (b)          355,927.496         $144.308956          51,363,525
     Non-qualified units (b)       97,838.385         $126.055656          12,333,082
     Qualified units (c)           58,967.643         $150.797347           8,892,164
     Non-qualified units (c)       22,146.719         $131.766651           2,918,199
     Annuity fund                                                           2,462,744
                                                                         ------------
                                                                         $102,345,492
                                                                         ------------
                                                                         ------------

                                  ACCUMULATION            UNIT                TOTAL
                                     UNITS                VALUE               VALUE
                                  ---------------------------------------------------
     OPPENHEIMER GROWTH FUND
       DECEMBER 31, 1996
     Qualified units (a)          604,991.684         $ 15.687352         $ 9,490,718
     Non-qualified units (a)      273,088.264         $ 15.687352           4,284,032
     Qualified units (b)          394,329.192         $115.040657          45,363,890
     Non-qualified units (b)      102,192.917         $100.489435          10,269,308
     Qualified units (c)           66,387.518         $119.862895           7,957,400
     Non-qualified units (c)       24,697.054         $104.736142           2,586,674
     Annuity fund                                                           1,750,312
                                                                          -----------
                                                                          $81,702,334
                                                                          -----------
                                                                          -----------

     OPPENHEIMER BOND FUND
       DECEMBER 31, 1997
     Qualified units (a)          253,726.858          $13.042029         $ 3,309,113
     Non-qualified units (a)      205,917.088          $13.042029           2,685,577
     Qualified units (b)          224,892.512          $41.994705           9,444,295
     Non-qualified units (b)       68,600.878          $43.017026           2,951,006
     Qualified units (c)           25,218.722          $43.882775           1,106,668
     Non-qualified units (c)       13,823.619          $44.948381             621,349
     Annuity fund                                                             255,969
                                                                          -----------
                                                                          $20,373,977
                                                                          -----------
                                                                          -----------

     OPPENHEIMER BOND FUND
       DECEMBER 31, 1996
     Qualified units (a)          206,344.377          $12.105651         $ 2,497,933
     Non-qualified units (a)      175,807.726          $12.105651           2,128,267
     Qualified units (b)          279,442.690          $38.818395          10,847,517
     Non-qualified units (b)       88,950.963          $39.763392           3,536,992
     Qualified units (c)           31,174.177          $40.445409           1,260,852
     Non-qualified units (c)       17,553.565          $41.427546             727,201
     Annuity fund                                                             291,180
                                                                          -----------
                                                                          $21,289,942
                                                                          -----------
                                                                          -----------

                                  ACCUMULATION            UNIT               TOTAL
                                     UNITS                VALUE              VALUE
                                  ---------------------------------------------------
     VIPF MONEY MARKET PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)          630,153.712          $11.326697         $ 7,137,560
     Qualified units (b)          101,962.673          $21.669744           2,209,505
     Non-qualified units (b)       17,085.193          $21.669744             370,232
     Annuity fund                                                               5,520
                                                                          -----------
                                                                          $ 9,722,817
                                                                          -----------
                                                                          -----------

     VIPF MONEY MARKET PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)          537,961.454          $10.888553         $ 5,857,622
     Qualified units (b)          187,052.578          $20.745350           3,880,471
     Non-qualified units (b)       17,085.193          $20.745350             354,438
     Annuity fund                                                               6,400
                                                                          -----------
                                                                          $10,098,931
                                                                          -----------
                                                                          -----------

     VIPF GROWTH PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)          774,156.975          $19.111315         $14,795,158
     Non-qualified units (a)      444,086.154          $19.111315           8,487,070
     Annuity fund                                                             261,785
                                                                          -----------
                                                                          $23,544,013
                                                                          -----------
                                                                          -----------

     VIPF GROWTH PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)          651,517.188          $15.695218         $10,225,704
     Non-qualified units (a)      409,196.903          $15.695218           6,422,435
     Annuity fund                                                             186,406
                                                                          -----------
                                                                          $16,834,545
                                                                          -----------
                                                                          -----------

     VIPF EQUITY-INCOME PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)          908,708.158          $19.166449         $17,416,709
     Non-qualified units (a)      687,859.294          $19.166449          13,183,820
     Annuity fund                                                             316,592
                                                                          -----------
                                                                          $30,917,121
                                                                          -----------
                                                                          -----------

                                  ACCUMULATION           UNIT                TOTAL
                                     UNITS               VALUE               VALUE
                                  ---------------------------------------------------
     VIPF EQUITY-INCOME PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)          742,097.035          $15.171936         $11,259,049
     Non-qualified units (a)      562,778.828          $15.171936           8,538,444
     Annuity fund                                                             217,784
                                                                          -----------
                                                                          $20,015,277
                                                                          -----------
                                                                          -----------

     VIPF HIGH INCOME PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)          179,967.613          $15.614753         $ 2,810,150
     Non-qualified units (a)      171,911.888          $15.614753           2,684,362
                                                                          -----------
                                                                          $ 5,494,512
                                                                          -----------
                                                                          -----------

     VIPF HIGH INCOME PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)          143,311.536          $13.457366         $ 1,928,596
     Non-qualified units (a)      121,230.627          $13.457366           1,631,445
                                                                          -----------
                                                                          $ 3,560,041
                                                                          -----------
                                                                          -----------

     VIPF OVERSEAS PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)          140,578.942          $13.249871         $ 1,862,653
     Non-qualified units (a)       66,637.156          $13.249871             882,934
                                                                          -----------
                                                                          $ 2,745,587
                                                                          -----------
                                                                          -----------

     VIPF OVERSEAS PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)          103,229.823          $12.044844         $ 1,243,387
     Non-qualified units (a)       51,528.504          $12.044844             620,653
                                                                          -----------
                                                                          $ 1,864,040
                                                                          -----------
                                                                          -----------

     VIPF II ASSET MANAGER PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)          471,851.713          $15.201721         $ 7,172,958
     Non-qualified units (a)      222,372.627          $15.201721           3,380,447
     Annuity fund                                                              35,655
                                                                          -----------
                                                                          $10,589,060
                                                                          -----------
                                                                          -----------

                                                 ACCUMULATION            UNIT               TOTAL
                                                    UNITS                VALUE              VALUE
                                                 ---------------------------------------------------
     VIPF II ASSET MANAGER PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)                         340,261.913          $12.777286         $ 4,347,624
     Non-qualified units (a)                     149,348.015          $12.777286           1,908,262
                                                                                         -----------
                                                                                         $ 6,255,886
                                                                                         -----------
                                                                                         -----------

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)                         116,078.161          $10.094700         $ 1,171,774
     Non-qualified units (a)                      70,085.278          $10.094700             707,490
                                                                                         -----------
                                                                                         $ 1,879,264
                                                                                         -----------
                                                                                         -----------

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)                          88,628.875          $ 9.190108         $   814,509
     Non-qualified units (a)                      59,516.980          $ 9.190108             546,967
                                                                                         -----------
                                                                                         $ 1,361,476
                                                                                         -----------
                                                                                         -----------
     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)                         106,609.606          $11.124001         $ 1,185,925
     Non-qualified units (a)                      68,894.003          $11.124001             766,377
                                                                                         -----------
                                                                                         $ 1,952,302
                                                                                         -----------
                                                                                         -----------

     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)                          59,194.780          $ 9.808937         $   580,638
     Non-qualified units (a)                      35,594.861          $ 9.808937             349,148
                                                                                         -----------
                                                                                         $   929,786
                                                                                         -----------
                                                                                         -----------

     VIPF II CONTRAFUND PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)                         155,982.980          $13.643639          $2,128,175
     Non-qualified units (a)                     141,263.312          $13.643639           1,927,346
                                                                                         -----------
                                                                                          $4,055,521
                                                                                         -----------
                                                                                         -----------

                                                 ACCUMULATION           UNIT                 TOTAL
                                                    UNITS               VALUE                VALUE
                                                 ---------------------------------------------------
     VIPF II CONTRAFUND PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)                          40,992.762          $11.145245         $   456,874
     Non-qualified units (a)                      34,720.276          $11.145245             386,966
                                                                                         -----------
                                                                                         $   843,840
                                                                                         -----------
                                                                                         -----------

     VIPF II INDEX 500 PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)                         231,725.470          $14.874449         $ 3,446,789
     Non-qualified units (a)                     190,860.291          $14.874449           2,838,942
     Annuity fund                                                                             60,587
                                                                                         -----------
                                                                                         $ 6,346,318
                                                                                         -----------
                                                                                         -----------

     VIPF II INDEX 500 PORTFOLIO
       DECEMBER 31, 1996
     Qualified units (a)                          43,614.925          $11.367158         $   495,778
     Non-qualified units (a)                      40,079.527          $11.367158             455,590
     Annuity fund                                                                             49,883
                                                                                         -----------
                                                                                         $ 1,001,251
                                                                                         -----------
                                                                                         -----------

     JPVF EMERGING GROWTH PORTFOLIO
     Qualified units (a)                          89,623.330          $11.548720         $ 1,035,035
     Non-qualified units (a)                      65,930.721          $11.548720             761,415
                                                                                         -----------
                                                                                         $ 1,796,450
                                                                                         -----------
                                                                                         -----------

     AHVIT EMERGING GROWTH FUND
       DECEMBER 31, 1996
     Qualified units (a)                          41,615.435          $ 9.579577         $   398,658
     Non-qualified units (a)                      25,937.810          $ 9.579577             248,473
                                                                                         -----------
                                                                                         $   647,131
                                                                                         -----------
                                                                                         -----------

                                                 ACCUMULATION            UNIT               TOTAL
                                                    UNITS                VALUE              VALUE
                                                 ---------------------------------------------------
     MFS RESEARCH SERIES
       DECEMBER 31, 1997
     Qualified units (a)                         191,868.728          $13.010109         $ 2,496,233
     Non-qualified units (a)                     121,531.897          $13.010109           1,581,143
                                                                                         -----------
                                                                                         $ 4,077,376
                                                                                         -----------
                                                                                         -----------

     MFS RESEARCH SERIES
       DECEMBER 31, 1996
     Qualified units (a)                          74,784.207          $10.970831         $   820,445
     Non-qualified units (a)                      30,017.296          $10.970831             329,315
                                                                                         -----------
                                                                                         $ 1,149,760
                                                                                         -----------
                                                                                         -----------

     MFS UTILITIES SERIES
       DECEMBER 31, 1997
     Qualified units (a)                          64,802.179          $15.067972         $   976,437
     Non-qualified units (a)                      73,683.782          $15.067972           1,110,265
                                                                                         -----------
                                                                                         $ 2,086,702
                                                                                         -----------
                                                                                         -----------

     MFS UTILITIES SERIES
       DECEMBER 31, 1996
     Qualified units (a)                          13,428.328          $11.602401         $   155,801
     Non-qualified units (a)                      10,878.887          $11.602401             126,221
                                                                                         -----------
                                                                                         $   282,022
                                                                                         -----------
                                                                                         -----------

     JPVF CAPITAL GROWTH PORTFOLIO
       DECEMBER 31, 1997
     Qualified units (a)                         103,554.956          $12.774321         $ 1,322,844
     Non-qualified units (a)                      90,790.469          $12.774321           1,159,787
                                                                                         -----------
                                                                                         $ 2,482,631
                                                                                         -----------
                                                                                         -----------
     AHVIT GROWTH FUND
       DECEMBER 31, 1996
     Qualified units (a)                          58,550.128          $10.415742         $   609,843
     Non-qualified units (a)                      41,671.213          $10.415742             434,037
                                                                                         -----------
                                                                                         $ 1,043,880
                                                                                         -----------
                                                                                         -----------

     (a) - contracts issued after 1994.
     (b) - contracts issued 1983 - 1994.
     (c) - contracts issued before 1983.

                           Report of Independent Auditors


To the Board of Directors
Jefferson-Pilot Life Insurance Company
Greensboro, North Carolina


We have audited the accompanying balance sheets of Jefferson Pilot Life Insurance Company (a wholly-owned subsidiary of Jefferson-Pilot Corporation), as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of Jefferson-Pilot Life Insurance Company for the year ended December 31, 1995 were audited by predecessor auditors, whose report dated February 6, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of Jefferson-Pilot Life Insurance Company, as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.


Greensboro, North Carolina
February 9, 1998

                                           /s/ Ernst & Young LLP

                            INDEPENDENT AUDITOR'S REPORT

To the Board of Directors
Jefferson-Pilot Life Insurance Company
Greensboro, North Carolina

We have audited the statements of income, stockholder's equity and cash flows of Jefferson-Pilot Life Insurance Company for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Jefferson-Pilot Life Insurance Company for the year ended December 31, 1995, in conformity with generally accepted accounting principles.


                                       McGLADREY & PULLEN, LLP


Greensboro, North Carolina
February 6, 1996

                       Jefferson-Pilot Life Insurance Company

                                   Balance Sheets
                (DOLLAR AMOUNTS IN THOUSANDS EXCEPT PER SHARE DATA)

                                                                            DECEMBER 31
                                                                        1997           1996
                                                                    ----------------------------
ASSETS
Investments:
  Debt securities available for sale, at fair value (amortized
     cost 1997--$2,904,494; 1996--$2,664,100)                         $3,078,255     $2,709,763
  Debt securities held to maturity, at amortized cost (fair
     value 1997--$1,886,461; 1996--$1,873,675)                         1,823,580      1,849,192
  Equity securities available for sale, at fair value
     (amortized cost 1997--$50,004; 1996--$141,158)                      320,762        420,937
  Equity securities trading portfolio, at fair value
     (cost 1997--$630; 1996--$23,238)                                        312         22,580
  Mortgage loans on real estate                                        1,113,132      1,013,689
  Policy loans                                                           239,395        235,443
  Real estate                                                             40,436         33,304
  Other investments                                                        4,978          9,003
                                                                    ----------------------------
Total investments                                                      6,620,850      6,293,911

Cash and cash equivalents                                                    695         10,220
Investments at equity                                                     18,080         42,164
Due from affiliates                                                       43,505         42,306
Accrued investment income                                                 78,386         78,428
Accounts receivable and agents' balances                                  24,029         17,090
Due from reinsurers                                                       55,796         47,700
Property and equipment                                                    54,283         54,041
Deferred policy acquisition costs                                        609,534        612,435
Assets held in separate accounts                                         672,986        487,704
Other assets                                                              44,161         38,599



                                                                    ----------------------------
                                                                      $8,222,305     $7,724,598
                                                                    ----------------------------
                                                                    ----------------------------

                                                                             DECEMBER 31
                                                                         1997           1996
                                                                    ----------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities:
  Future policy benefits                                              $1,516,386     $1,478,105
  Policyholder contract deposits                                       3,688,762      3,307,589
  Dividend accumulations and other policyholder
     funds on deposit                                                    199,213        200,159
  Policy and contract claims                                             158,081        163,668
  Deferred revenue and premiums collected in advance                      38,343         33,505
  Other                                                                   67,677         55,739
                                                                    ----------------------------
Total policy liabilities                                               5,668,462      5,238,765

Securities sold under repurchase agreements                               95,361        198,608
Currently payable income taxes                                            10,274         14,074
Deferred income tax liabilities                                          141,500        110,695
Liabilities related to separate accounts                                 672,986        487,704
Accounts payable, accruals and other liabilities                         155,912        116,853
                                                                    ----------------------------
Total liabilities                                                      6,744,495      6,166,699

Commitments and contingent liabilities

Stockholder's equity:
  Common stock, par value $100 per share;
     authorized and issued 50,000 shares                                   5,000          5,000
  Capital in excess of par value                                          30,567         30,567
  Retained earnings                                                    1,173,828      1,303,241
  Net unrealized gains on securities, less deferred
     income taxes 1997--$139,491; 1996--$110,500                         268,415        219,091
                                                                    ----------------------------
                                                                       1,477,810      1,557,899
                                                                    ----------------------------
                                                                      $8,222,305     $7,724,598
                                                                    ----------------------------
                                                                    ----------------------------



SEE ACCOMPANYING NOTES.

                       Jefferson-Pilot Life Insurance Company

                                Statements of Income
                           (DOLLAR AMOUNTS IN THOUSANDS)

                                                      YEAR ENDED DECEMBER 31
                                                1997           1996           1995
                                           --------------------------------------------
REVENUE
Premiums and other considerations            $  780,934     $  861,505     $  775,118
Net investment income                           478,394        469,099        420,917
Realized investment gains                        79,011         30,411         35,036
                                           --------------------------------------------
                                              1,338,339      1,361,015      1,231,071
BENEFITS AND EXPENSES
Insurance and annuity benefits                  803,535        832,495        748,046
Insurance commissions                           112,300        100,538         92,300
General and administrative                      113,764        106,180        101,872
Insurance taxes, licenses and fees               27,938         28,109         25,855
Net deferral of policy acquisition costs        (33,488)        (7,257)       (35,914)
                                           --------------------------------------------
                                              1,024,049      1,060,065        932,159

Income before income taxes                      314,290        300,950        298,912
Income taxes                                    107,083        101,310         97,443
                                           --------------------------------------------
Net income                                   $  207,207     $  199,640     $  201,469
                                           --------------------------------------------
                                           --------------------------------------------


SEE ACCOMPANYING NOTES.

                       Jefferson-Pilot Life Insurance Company

                         Statements of Stockholder's Equity
                           (DOLLAR AMOUNTS IN THOUSANDS)


                                                                                         NET
                                                        CAPITAL IN                    UNREALIZED      TOTAL
                                            COMMON       EXCESS OF     RETAINED        GAINS ON    STOCKHOLDER'S
                                            STOCK        PAR VALUE     EARNINGS       SECURITIES      EQUITY
                                         ------------------------------------------------------------------------
Balance, January 1, 1995                    $5,000        $30,567     $1,191,496       $202,479     $1,429,542
Net income                                       -              -        201,469              -        201,469
Dividends paid to parent company                 -              -       (169,364)             -       (169,364)
Increase during year                             -              -              -         67,924         67,924
                                         ------------------------------------------------------------------------
Balance at December 31, 1995                 5,000         30,567      1,223,601        270,403      1,529,571
Net income                                       -              -        199,640              -        199,640
Dividends paid to parent company                 -              -       (120,000)             -       (120,000)
Decrease during year                             -              -              -        (51,312)       (51,312)
                                         ------------------------------------------------------------------------
Balance at December 31, 1996                 5,000         30,567      1,303,241        219,091      1,557,899
Net income                                       -              -        207,207              -        207,207
Dividends paid to parent company                 -              -       (336,620)             -       (336,620)
Increase during year                             -              -              -         49,324         49,324
                                         ------------------------------------------------------------------------
Balance at December 31, 1997                $5,000        $30,567     $1,173,828       $268,415     $1,477,810
                                         ------------------------------------------------------------------------
                                         ------------------------------------------------------------------------


SEE ACCOMPANYING NOTES.

                       Jefferson-Pilot Life Insurance Company

                              Statements of Cash Flow
                           (DOLLAR AMOUNTS IN THOUSANDS)

                                                                      YEAR ENDED DECEMBER 31
                                                                1997           1996           1995
                                                            ------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                    $207,207       $199,640       $201,469

Adjustments to reconcile net income to net cash
  provided by operating activities:
     Change in policy liabilities other than deposits           48,523         63,633         18,405
     Credits to policyholder accounts, net                      30,708         15,320         17,173
     Deferral of policy acquisition costs, net                 (36,263)        (7,257)       (35,914)
     Depreciation, including amounts related to
       real estate investments                                   3,244          4,523          5,766
     Change in trading securities                               22,268         23,826        (46,406)
     Change in receivables and asset accruals                  (14,587)       (17,339)        (3,082)
     Change in payables and expense accruals                    29,484         (2,379)        42,215
     Realized investment gains                                 (79,011)       (29,991)        (6,003)
     Other operating activities, net                            (1,039)        (8,287)       (10,959)
                                                            ------------------------------------------
Net cash provided by operating activities                      210,534        241,689        182,664

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Sales                                                        551,265        211,586        438,857
  Maturities, calls and redemptions                            216,739        145,496        152,792
  Purchases                                                   (857,129)      (458,674)      (799,230)
Securities held to maturity:
  Sales                                                          9,607              -              -
  Maturities, calls and redemptions                            168,500        115,872         24,412
  Purchases                                                   (140,007)      (205,127)       (58,366)
Repayments of mortgage loans                                    82,542         85,950         53,183
Mortgage loans originated                                     (182,321)      (205,830)      (291,000)
(Increase) decrease in policy loans, net                        (3,952)         2,110          5,385
Cash received in assumption reinsurance
  transaction                                                        -              -        164,488
Real estate and property and equipment sold                          -          6,834          8,625
Purchases of real estate and property and
  equipment                                                          -        (15,468)        (7,740)
Other investing activities, net                                 (4,886)          (927)           586
                                                            ------------------------------------------
Net cash used in investing activities                         (159,642)      (318,178)      (308,008)

                                                                      YEAR ENDED DECEMBER 31
                                                                1997           1996           1995
                                                            ------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder contract deposits                               $ 798,082      $ 573,999      $ 484,540
Withdrawals of policyholder contract deposits                 (445,996)      (386,677)      (188,666)
Advances from parent company, net                                    -              -        (21,005)
Proceeds from securities sold under repurchase agreements     (103,247)         2,568        (70,799)
Cash dividends paid                                           (309,256)      (120,000)       (97,000)
Other financing activities                                           -              -         25,000
                                                            ------------------------------------------
Net cash (used in) provided by financing activities            (60,417)        69,890        132,070
                                                            ------------------------------------------
Net (decrease) increase in cash and cash equivalents            (9,525)        (6,599)         6,726

Cash and cash equivalents:
  Beginning                                                     10,220         16,819         10,093
                                                            ------------------------------------------
  Ending                                                     $     695      $  10,220      $  16,819
                                                            ------------------------------------------
                                                            ------------------------------------------


SEE ACCOMPANYING NOTES.

                       Jefferson-Pilot Life Insurance Company

                           Notes to Financial Statements

                                 December 31, 1997


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Jefferson-Pilot Life Insurance Company (the Company) is a wholly-owned subsidiary of Jefferson-Pilot Corporation and operates exclusively in the life insurance industry. Life insurance, accident and health insurance and annuities are currently marketed to individuals and businesses primarily in the United States. In May 1995, the Company assumed certain life insurance and annuity business of Kentucky Central Life Insurance Company (KCL) in an assumption reinsurance transaction as disclosed in Note 2.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The Company also submits financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices
(SAP) and are significantly different from financial statements prepared in accordance with GAAP. See Note 7.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenue and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are asset valuation allowances, policy liabilities, deferred policy acquisition costs and the potential effects of resolving litigated matters.

CASH AND CASH EQUIVALENTS

The Company includes with cash and cash equivalents its holdings of highly liquid investments which mature within three months of the date of acquisition.

DEBT AND EQUITY SECURITIES

Debt and equity securities are classified as either 1) securities held to maturity, stated at amortized cost; 2) trading securities, stated at fair value with unrealized gains and losses reflected in income; or 3) securities available for sale, stated at fair value with net unrealized gains and losses included in a separate component of stockholder's equity, net of deferred income taxes and adjustments to deferred policy acquisition costs.

Amortization of premiums and accrual of discounts on investments in debt securities are reflected in earnings over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on dispositions of securities are determined by the specific-identification method.

MORTGAGE AND POLICY LOANS

Mortgage loans on real estate are stated at unpaid balances, net of allowances for unrecoverable amounts. Policy loans are stated at their unpaid balances.

REAL ESTATE AND OTHER INVESTMENTS

Real estate not acquired by foreclosure is stated at cost less accumulated depreciation. Real estate acquired by foreclosure is stated at the lower of depreciated cost or fair value minus estimated costs to sell. Real estate, primarily buildings, is depreciated principally by the straight-line method over estimated useful lives generally ranging from 30 to 40 years. Accumulated depreciation was approximately $20.1 million and $20.7 million at December 31, 1997 and 1996, respectively. Other investments are stated at equity, or the lower of cost or market, as appropriate.

DUE FROM AFFILIATES

Due from affiliates consists primarily of several bonds issued by Jefferson-Pilot Communications Company (JPCC) which totaled $43.5 million and $42.3 million at December 31, 1997 and 1996, respectively. JPCC is also a wholly-owned subsidiary of Jefferson-Pilot Corporation. The bonds mature between 2003 and 2010 and bear interest at rates ranging from 6.5% to 8.0%. Total investment income from JPCC bonds, which is included in net investment income, was $3.2 million, $1.8 million and $1.5 million in 1997, 1996 and 1995, respectively.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost and depreciated principally by the straight-line method over their estimated useful lives, generally 30 to 50 years for buildings and approximately 10 years for other property and equipment. Accumulated depreciation was $40.5 million and $40.3 million at December 31, 1997 and 1996, respectively.

DEFERRED POLICY ACQUISITION COSTS

Costs related to obtaining new business, including commissions, certain costs of underwriting and issuing policies and certain agency office expenses, all of which vary with and are primarily related to the production of new business, have been deferred.

Deferred policy acquisition costs for traditional life insurance polices are amortized over the premium paying periods of the related contracts using the same assumptions for anticipated premium revenue that are used to compute liabilities for future policy benefits. For universal life and annuity products, these costs are amortized at a constant rate based on the present value of the estimated future gross profits to be realized over the terms of the contracts, not to exceed 25 years.

The carrying amounts of deferred policy acquisition costs are adjusted for the effect of realized gains and losses and the effects of unrealized gains or losses on debt securities classified as available for sale. Deferred policy acquisition costs are reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments have been reflected in earnings for any year presented.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities, which are equal, are recorded at fair value. Policyholder account deposits and withdrawals, investment income and realized investment gains and losses are excluded from the amounts reported in the Statements of Income. Fees charged on policyholders' deposits are included in other revenue.

RECOGNITION OF REVENUE

Premiums on traditional life insurance products are reported as revenue when received unless received in advance of the due date.

Premiums on accident and health insurance are reported as earned over the contract period. A reserve is provided for the portion of premiums written which relate to unexpired coverage terms.

Revenue from universal life-type and annuity products include charges for the cost of insurance, for initiation and administration of the policy, and for surrender of the policy. Revenue from these products is recognized in the year assessed to the policyholder, except that any portion of an assessment which relates to services to be provided in future years is deferred and recognized over the period during which services are provided.

RECOGNITION OF BENEFITS AND EXPENSES

Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, accident and health, and disability insurance products are recognized when incurred in a manner designed to match them with related premiums and spread income recognition over expected policy lives. For universal life-type and annuity products, benefits include interest credited to policyholders' accounts, which is recognized as it accrues.

FUTURE POLICY BENEFITS

Liabilities for future policy benefits on traditional life and disability insurance are computed by the net level premium valuation method based on assumptions about future investment yield, mortality, morbidity and persistency. Estimates about future circumstances are based principally on historical experience and provide for possible adverse deviations.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits consist of policy values that accrue to holders of universal life-type contracts and annuities. The liability is determined using the retrospective deposit method and consists of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

POLICY AND CONTRACT CLAIMS

The liability for policy and contract claims consists of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported, which is based on historical experience, adjusted for trends and circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.

REINSURANCE BALANCES AND TRANSACTIONS

Reinsurance receivables include amounts recoverable from reinsurers related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies.

INCOME TAXES

The Company is included in the consolidated life/nonlife federal income tax return filed by its parent company. Income taxes reflected in the accompanying financial statements have been determined on a separate-company basis.

Deferred income taxes are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the financial statements. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued SFAS 130, "Reporting Comprehensive Income", which is effective for fiscal years beginning after December 15, 1997. SFAS 130 sets standards for the reporting and display of comprehensive income and its components in financial statements. Application of the new rules will not impact the Company's financial position or net income. The Company expects to adopt this pronouncement in the first quarter of 1998, which will include the presentation of comprehensive income for prior periods presented for comparative purposes, as required by SFAS 130. The primary element of comprehensive income applicable to the Company is changes in unrealized gains and losses on securities classified as available for sale.

2. ASSUMPTION REINSURANCE TRANSACTION

On May 31, 1995, the Company assumed certain life insurance and annuity business of Kentucky Central Life Insurance Company (KCL) in a transaction which was accomplished through an assumption reinsurance agreement. Upon execution of the agreement, assets consisting primarily of cash, debt securities, policy loans and receivables with aggregate fair value of $872 million, including $164 million of cash, were transferred to the Company, and the Company assumed liabilities with aggregate fair value of $1.096 billion. The difference between the fair values of assets received and liabilities assumed was recorded as deferred policy acquisition costs.

At December 31, 1995, further participation options in the assumption reinsurance agreement remained available to approximately 4,000 KCL policyholders. The Company had recorded a $78 million liability at December 31, 1995, pending resolution of the policyholder option process. Total assets received on May 31, 1995 included $78 million of assets associated with these additional policies.

On November 30, 1996, the Company completed the KCL transaction by assuming the additional 4,000 policies. The Company established additional reserves of $112 million on these policies, released the $78 million liability established in 1995, and recorded an additional $40 million of deferred policy acquisition costs.

3.  INVESTMENTS

Aggregate amortized cost, aggregate fair value, and gross unrealized gains and losses are as follows (in thousands):

                                                                                DECEMBER 31, 1997
                                                           ---------------------------------------------------------
                                                                              GROSS           GROSS
                                                            AMORTIZED       UNREALIZED      UNREALIZED     FAIR
                                                               COST           GAINS          (LOSSES)      VALUE
                                                           ---------------------------------------------------------
     AVAILABLE FOR SALE CARRIED AT FAIR VALUE
     U.S. Treasury obligations and direct obligations
       of U.S. Government agencies                          $  191,738       $ 14,616        $     -     $  206,354
     Federal agency issued collateralized mortgage
       obligations                                           1,038,033         60,408            (98)     1,098,343
     Obligations of states and political subdivisions           14,129            749           (104)        14,774
     Corporate obligations                                   1,230,239         79,530         (2,880)     1,306,889
     Corporate private-labeled collateralized
       mortgage obligations                                    429,150         21,610            (58)       450,702
     Redeemable preferred stocks                                 1,205             29            (41)         1,193
                                                           ---------------------------------------------------------
     Subtotal, debt securities                               2,904,494        176,942         (3,181)     3,078,255
     Equity securities                                          50,004        270,783            (25)       320,762
                                                           ---------------------------------------------------------
     Securities available for sale                          $2,954,498       $447,725        $(3,206)    $3,399,017
                                                           ---------------------------------------------------------
                                                           ---------------------------------------------------------

     HELD TO MATURITY CARRIED AT AMORTIZED COST
     Obligations of state and political subdivisions        $   10,269       $    355        $   (32)    $   10,592
     Corporate obligations                                   1,813,311         66,278         (3,720)     1,875,869
                                                           ---------------------------------------------------------
     Debt securities held to maturity                       $1,823,580       $ 66,633        $(3,752)    $1,886,461
                                                           ---------------------------------------------------------
                                                           ---------------------------------------------------------

                                                                               DECEMBER 31, 1996
                                                           ---------------------------------------------------------
                                                                              GROSS           GROSS
                                                            AMORTIZED       UNREALIZED      UNREALIZED     FAIR
                                                               COST           GAINS          (LOSSES)      VALUE
                                                           ---------------------------------------------------------
     AVAILABLE FOR SALE CARRIED AT FAIR VALUE
     U.S. Treasury obligations and direct obligations
       of U.S. Government agencies                          $  297,669       $ 16,094       $      -     $  313,763
     Federal agency issued collateralized mortgage
       obligations                                           1,106,140         20,336         (8,571)     1,117,905
     Obligations of states and political subdivisions            4,690             21            (99)         4,612
     Corporate obligations                                     960,562         13,072         (6,025)       967,609
     Corporate private-labeled collateralized mortgage
       obligations                                             284,311         15,604         (5,139)       294,776
     Redeemable preferred stocks                                10,728            518           (148)        11,098
                                                           ---------------------------------------------------------
     Subtotal, debt securities                               2,664,100         65,645        (19,982)     2,709,763
     Equity securities                                         141,158        282,398         (2,619)       420,937
                                                           ---------------------------------------------------------
     Securities available for sale                          $2,805,258       $348,043       $(22,601)    $3,130,700
                                                           ---------------------------------------------------------
                                                           ---------------------------------------------------------

     HELD TO MATURITY CARRIED AT AMORTIZED COST
     Obligations of state and political subdivisions           $15,396           $960           $(50)       $16,306
     Corporate obligations                                   1,833,796         55,515        (31,942)     1,857,369
                                                           ---------------------------------------------------------
     Debt securities held to maturity                       $1,849,192       $ 56,475       $(31,992)    $1,873,675
                                                           ---------------------------------------------------------
                                                           ---------------------------------------------------------


CONTRACTUAL MATURITIES

Aggregate amortized cost and aggregate fair value of debt securities as of December 31, 1997, according to contractual maturity date, are as indicated below (in thousands). Actual future maturities will differ from the contractual maturities shown because the issuers of certain debt securities have the right to call or prepay the amounts due the Company, with or without penalty.

                                                              AVAILABLE FOR SALE             HELD TO MATURITY
                                                           ---------------------------------------------------------
                                                             AMORTIZED       FAIR          AMORTIZED       FAIR
                                                               COST          VALUE           COST          VALUE
                                                           ---------------------------------------------------------
     Due in one year or less                                $   17,979     $   18,183     $        -     $        -
     Due after one year through five years                     340,626        357,055         97,232         99,797
     Due after five years through ten years                    491,468        515,189        360,026        372,444
     Due after ten years through twenty years                  208,751        232,582        269,163        276,501
     Due after twenty years                                    194,615        206,169         30,867         32,902
     Amounts not due at a single maturity date               1,649,850      1,747,884      1,066,292      1,104,817
                                                           ---------------------------------------------------------
                                                             2,903,289      3,077,062      1,823,580      1,886,461
     Redeemable preferred stocks                                 1,205          1,193              -              -
                                                           ---------------------------------------------------------
                                                            $2,904,494     $3,078,255     $1,823,580     $1,886,461
                                                           ---------------------------------------------------------
                                                           ---------------------------------------------------------

INVESTMENT CONCENTRATION, RISK AND IMPAIRMENT

Debt securities considered less than investment grade approximated 4.7% and 2.1% of the total debt securities portfolio as of December 31, 1997 and 1996, respectively.

The Company's mortgage loan portfolio is comprised primarily of conventional real estate mortgages collateralized by retail (52%), apartment (13%), hotel (11%), office (9%), and industrial (8%) properties. Mortgage loan underwriting standards emphasize the credit status of a prospective borrower, quality of the underlying collateral and conservative loan-to-value relationships. Approximately 50%, 17% and 11% of the stated mortgage loan balances as of December 31, 1997 are due from borrowers in South Atlantic states, West South Central states and East South Central states, respectively. No other geographic region represents as much as 10% of December 31, 1997 mortgage loans.

At December 31, 1997 and 1996, the recorded investment in mortgage loans that are considered to be impaired was $73 million and $81 million, respectively. Delinquent loans outstanding as of December 31, 1997 and 1996 totaled $4 million and $9 million, respectively. The related allowance for credit losses was $27 million at December 31, 1997 and 1996. The average recorded investment in impaired loans was $77 million, $79 million and $79 million during the years ended December 31, 1997, 1996 and 1995, respectively. For the years ended December 31, 1997, 1996 and 1995, the Company recognized interest income on impaired loans of $7 million, $8 million and $8 million, respectively, using the cash basis method.

CHANGES IN NET UNREALIZED GAINS AND LOSSES ON SECURITIES

Changes during the three year period ended December 31, 1997 in amounts affecting net unrealized gains and losses included in the separate component of stockholder's equity, reduced by deferred income taxes, are as follows (in thousands):

                                                                  NET UNREALIZED GAINS (LOSSES)
                                                            -----------------------------------------
                                                                DEBT          EQUITY
                                                             SECURITIES     SECURITIES       TOTAL
                                                            -----------------------------------------
Net unrealized (losses) gains on securities
  available for sale as of January 1, 1995                   $ (37,994)      $240,473       $202,479

Change during year ended December 31, 1995:
  Increase (decrease) in stated amount of securities           241,034        (92,748)       148,286
  Decrease in deferred policy acquisition costs                (41,180)             -        (41,180)
  (Increase) decrease in deferred income tax
     liabilities                                               (64,896)        25,714        (39,182)
                                                            -----------------------------------------
Increase (decrease) in net unrealized gains
  included in stockholder's equity                             134,958        (67,034)        67,924
                                                            -----------------------------------------
Net unrealized gains on securities available
  for sale as of December 31, 1995                              96,964        173,439        270,403

Change during year ended December 31, 1996:
  (Decrease) increase in stated amount of securities          (125,873)         6,732       (119,141)
  Increase in deferred policy acquisition costs                 34,283              -         34,283
  Decrease (increase) in deferred income tax
     liabilities                                                35,960         (2,414)        33,546
                                                            -----------------------------------------
(Decrease) increase in net unrealized gains
  included in stockholder's equity                             (55,630)         4,318        (51,312)
                                                            -----------------------------------------
Net unrealized gains on securities available
  for sale as of December 31, 1996                              41,334        177,757        219,091

Change during year ended December 31, 1997:
  Increase (decrease) in stated amount of securities           126,500         (9,021)       117,479
  Decrease in deferred policy acquisition costs                (39,164)             -        (39,164)
  (Increase) decrease in deferred income tax
     liabilities                                               (31,154)         2,163        (28,991)
                                                            -----------------------------------------
  Increase (decrease) in net unrealized gains
     included in stockholder's equity                           56,182         (6,858)        49,324
                                                            -----------------------------------------
Net unrealized gains on securities available
  for sale as of December 31, 1997                           $  97,516       $170,899       $268,415
                                                            -----------------------------------------
                                                            -----------------------------------------

NET INVESTMENT INCOME

The details of investment income, net of investment expenses, follow (in thousands):

                                                  YEAR ENDED DECEMBER 31
                                            1997           1996           1995
                                        ------------------------------------------
     Interest on debt securities          $357,457       $343,849       $311,676
     Dividends on preferred stocks           1,052          3,051          4,411
     Dividends on common stocks             12,138         17,725         22,945
     Interest on mortgage loans             95,954         90,466         74,009
     Interest on policy loans               14,876         15,434         13,761
     Real estate income                      8,618          9,272          8,735
     Other investment income                 6,459         10,722         10,751
                                        ------------------------------------------
     Investment income                     496,554        490,519        446,288
     Investment expenses                   (18,160)       (21,420)       (25,371)
                                        ------------------------------------------
     Net investment income                $478,394       $469,099       $420,917
                                        ------------------------------------------
                                        ------------------------------------------


Investment expenses include salaries, taxes, interest, expenses of maintaining and operating investment real estate, real estate depreciation and other allocated costs of investment management and administration.

REALIZED GAINS AND LOSSES

The details of realized investment gains (losses) follow (in thousands):

                                                  YEAR ENDED DECEMBER 31
                                            1997           1996           1995
                                        ------------------------------------------
     Debt securities                       $(3,856)       $   (58)      $ (5,826)
     Preferred stocks                        2,682          1,947           (479)
     Common stocks                          71,620         25,901         59,549
     Other                                   8,565          2,621        (18,208)
                                        ------------------------------------------
     Realized investment gains             $79,011        $30,411       $ 35,036
                                        ------------------------------------------
                                        ------------------------------------------

Information about gross realized gains and losses on available for sale securities transactions follows (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                      1997           1996           1995
                                                  ------------------------------------------
     Gross realized:
       Gains                                        $ 81,512        $29,184       $ 39,814
       Losses                                        (10,758)        (3,201)       (14,336)
                                                  ------------------------------------------
     Net realized gains on available-for-sale
       securities                                   $ 70,754        $25,983       $ 25,478
                                                  ------------------------------------------
                                                  ------------------------------------------


TRADING SECURITIES

The Company established a portfolio of trading securities for the primary purpose of writing covered call options in expectation of enhanced total returns from option premiums, market appreciation and dividends received. The change in net unrealized holding gains and losses on trading securities included in 1997 and 1996 income was not significant.

OTHER INFORMATION

During 1997, the Company sold certain securities that had been classified as held to maturity, due to significant declines in credit worthiness of the issuers. Total proceeds were approximately $10 million. A held to maturity security with amortized cost of $5 million was transferred to the available for sale category during 1995 due to a significant decline in the credit worthiness of the issuer.

On November 30, 1995, the Company transferred certain debt securities between the held to maturity and available for sale classifications concurrent with the adoption of additional Statement No. 115 implementation guidance, which permitted a one time reassessment of the appropriateness of classification of securities held. This reassessment resulted in available for sale debt securities with fair value of $393 million and amortized cost of $380 million being transferred to the held to maturity classification. The excess of transfer date fair value of individual securities over their amortized cost, and the related unrealized net holding gain, is amortized over the period to maturity. In addition, held to maturity debt securities with an amortized cost of $620 million and a fair value of $633 million were transferred to the available for sale classification, increasing unrealized net holding gains by $13 million.

During 1996 and 1995, the Company transferred securities classified as available for sale to the defined benefit pension plans of the Company and its affiliates. Equity securities with cost of $5 million and fair value of $27 million were transferred during 1996, and gains of $22 million were recognized. Equity securities with cost of $7 million and fair value of $33 million were transferred during 1995, and gains of $26 million were recognized.

4. DERIVATIVES

USE OF DERIVATIVES

The Company's investment policy permits the use of derivative financial instruments such as interest rate swaps in certain circumstances. The following summarizes open interest rate swaps at December 31, 1997 and 1996 (notional amounts in thousands):

                                                           DECEMBER 31
                                                       1997           1996
                                                   --------------------------
     Receive-fixed swaps held as hedges of
       direct investments:
          Notional amount                            $ 6,000        $     -
          Average rate received                        7.83%              -
          Average rate paid                            6.21%              -

     Receive-fixed swaps held to modify
       annuity crediting rates:
          Notional amount                            $12,500        $12,500
          Average rate received                        6.78%          6.78%
          Average rate paid                            5.67%          5.56%

HEDGING DIRECT INVESTMENTS


Interest rate swaps are used to reduce the impact of interest rate fluctuations on specific floating-rate direct investments. Interest is exchanged periodically on the notional value, with the Company receiving the fixed rate and paying various short-term LIBOR rates on a net exchange basis. The net amount received or paid under these swaps is reflected as an adjustment to investment income. For hedges of investments classified as available for sale, net unrealized gains on securities, net of the effects of income taxes and impact on deferred policy acquisition costs and the value of business acquired, are not significant and are included in net unrealized gains on securities available for sale in stockholder's equity as of December 31, 1997 and 1996.

MODIFYING ANNUITY CREDITING RATES

Interest rate swaps are used to modify the interest characteristics of a certain block of annuity contract deposits. Interest is exchanged periodically on the notional value, with the Company receiving a fixed rate and paying various short-term LIBOR rates on a net exchange basis. The net amount received or paid under these swaps is reflected as an adjustment to insurance and annuity benefits.

CREDIT AND MARKET RISK

The Company is exposed to credit risk in the event of non-performance by counterparties to swap agreements. The Company limits this exposure by entering into swap agreements with counterparties having high credit ratings and by regularly monitoring the ratings.

The Company's credit exposure on swaps is limited to the fair value of swap agreements that are favorable to the Company. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material adverse effect on the Company's financial position or results of operations.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of swap agreements and the related direct investments and credited interest on annuities. The Company routinely monitors correlation between hedged items and hedging instruments. In the event a hedge relationship were to be terminated, any related hedging instrument that remained would be marked to market.

5. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs for the years ended December 31 follows (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                      1997           1996           1995
                                                  ------------------------------------------
     Balance, beginning                             $612,435       $531,341       $323,015
     Deferral:
       Commissions                                    82,073         67,135         61,810
       Other                                          31,000         26,921         20,293
                                                  ------------------------------------------
                                                     113,073         94,056         82,103
     Amortization                                    (79,585)       (86,799)       (46,189)
                                                  ------------------------------------------
     Net deferral reflected in expenses               33,488          7,257         35,914

     Addition for KCL assumption                       2,775         39,554        223,883
     Adjustment related to unrealized
       (gains) losses on certain securities          (39,164)        34,283        (51,471)
                                                  ------------------------------------------
     Balance, ending                                $609,534       $612,435       $531,341
                                                  ------------------------------------------
                                                  ------------------------------------------


6. POLICY LIABILITIES INFORMATION

INTEREST RATE ASSUMPTIONS

The liability for future policy benefits associated with ordinary life insurance policies issued by the Company has been determined using interest rate assumptions which vary by year of issue and range from 3% to 9.9% and, when applicable, uniform grading over 20 to 30 years to ultimate rates
ranging from 3% to 6%.   Interest rate assumptions for weekly premium,
monthly debit and term life insurance products generally fall within the same ranges as those pertaining to individual life insurance policies.

Credited interest rates for universal life-type products approximated 6.19% in 1997, 6.26% in 1996 and 6.35% in 1995. For annuity products, credited rates generally ranged from 4.00% to 8.30% during 1997, 4.75% to 8.25% during 1996 and 5.20% to 6.35% during 1995.

MORTALITY AND WITHDRAWAL ASSUMPTIONS

The Company's assumed mortality rates are generally based on experience multiples applied to select and ultimate tables commonly used in the industry. Withdrawal assumptions for individual life insurance policies are based on historical Company experience and vary by issue age, type of coverage and policy duration.

For immediate annuities issued prior to 1987, mortality assumptions are based on blends of the 1971 Individual Annuity Mortality Table and the 1969-71 U.S. Life Tables. For similar products issued after 1986, mortality assumptions are based on blends of the 1983a and 1979-81 U.S. Life tables.

ACCIDENT AND HEALTH, AND DISABILITY INSURANCE LIABILITIES ACTIVITY

Activity in the liabilities for accident and health, and disability insurance benefits, including reserves for future policy benefits and unpaid claims and claim adjustment expenses, is summarized below (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                      1997           1996           1995
                                                  ------------------------------------------
     Balance as of January 1                        $287,680       $273,659       $266,046
     Less reinsurance recoverables                    27,238         14,262         12,524
                                                  ------------------------------------------
     Net balances as of January 1                    260,442        259,397        253,522

     Amount incurred, related to:
       Current year                                  372,759        401,433        403,469
       Prior years                                   (49,653)       (62,979)       (73,145)
                                                  ------------------------------------------
                                                     323,106        338,454        330,324

     Amount paid, related to:
       Current year                                  226,883        245,978        242,483
       Prior years                                    96,415         91,431         81,966
                                                  ------------------------------------------
                                                     323,298        337,409        324,449
     Net balance as of December 31                   260,250        260,442        259,397
     Plus reinsurance recoverables                    31,174         27,238         14,262
                                                  ------------------------------------------
     Balance as of December 31                      $291,424       $287,680       $273,659
                                                  ------------------------------------------
                                                  ------------------------------------------

     Balance as of December 31 included with:
       Future policy benefits                       $168,083       $156,016       $130,435
       Policy and contract claims                    123,341        131,664        143,224
                                                  ------------------------------------------
                                                    $291,424       $287,680       $273,659
                                                  ------------------------------------------
                                                  ------------------------------------------


The Company uses conservative estimates for determining its liability for accident and health, and disability benefits, which are based on historical claim payment patterns and attempt to provide for potential adverse changes in claim patterns and severity. Lower than anticipated claims resulted in adjustments to the liability for accident and health, and disability benefits in each of the years presented.

7. STATUTORY FINANCIAL INFORMATION

The Company prepares financial statements on the basis of statutory accounting practices (SAP) prescribed or permitted by the North Carolina Department of Insurance. Prescribed SAP include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations and administrative rules. Permitted SAP encompass all accounting practices not so prescribed. The impact of permitted accounting practices on statutory capital and surplus is not significant for the Company.

The principal differences between SAP and generally accepted accounting principles (GAAP) as they relate to the financial statements of the Company are
(1) policy acquisition costs are expensed as incurred under SAP, whereas they are deferred and amortized under GAAP, (2) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided, (3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP, (4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (6) no provision is made for deferred income taxes under SAP, and (7) certain assets are not admitted for purposes of determining surplus under SAP.

Net income and capital and surplus of the Company on the basis of SAP is as follows (in thousands):

                                                        STATUTORY ACCOUNTING PRACTICES
                                                      1997           1996           1995
                                                  ------------------------------------------
     Statutory Accounting Practices:
       Before gain recognized upon transfer
          of subsidiary to parent company           $229,079       $204,874       $179,210
       Gain recognized upon transfer of
          subsidiary to parent company in an
          extraordinary dividend                           -              -        275,652
                                                  ------------------------------------------
       Reported net income for the year
          ended December  31                        $229,079       $204,874       $454,862
                                                  ------------------------------------------
                                                  ------------------------------------------
       Reported statutory capital and surplus
          as of December 31                         $824,892       $894,559       $830,236
                                                  ------------------------------------------
                                                  ------------------------------------------

The General Statutes of North Carolina limit the amount of dividends that the Company may pay annually without first obtaining regulatory approval.
Generally, the limitations are based on a combination of statutory net gain from operations for the preceding year, 10% of statutory surplus at the end of the preceding year, and dividends and distributions made within the preceding twelve months. During 1995, the Company paid the parent company the maximum amount of dividends permitted without approval. Also during 1995, the Company transferred its interest in a wholly-owned subsidiary, the principal asset of which is NationsBank Corporation common stock, to the parent company in an extraordinary dividend approved by the North Carolina Department of Insurance. For SAP reporting purposes, the Company carried the subsidiary at statutory equity value of approximately $327 million on the transfer date with an unrealized gain of $276 million included in surplus. Upon transfer, the Company recognized a gain in its statutory statement of operations and a dividend equal to the carrying amount. The dividend was recorded at cost in the Company's GAAP financial statements and no gain was recognized. All dividends paid in 1997 and 1996 required regulatory approval. Any dividends paid through April 1998 will require regulatory approval. The Company obtained regulatory approval for a dividend of $30 million which was paid on March 5, 1998. An additional $90 million of dividends are planned for 1998, a portion of which will require regulatory approval.

Risk-Based Capital ("RBC") requirements promulgated by the NAIC require life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk pertaining to its investments, insurance risk, interest rate risk and general business risk. As of December 31, 1997, the Company's adjusted capital and surplus exceeded its authorized control level RBC.

8. INCOME TAXES

Income taxes as reported in the statements of income are as follows (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                      1997           1996           1995
                                                  ------------------------------------------
     Current expense                                $105,269       $ 98,422       $ 98,112
     Deferred expense (benefit)                        1,814          2,888           (669)
                                                  ------------------------------------------
     Aggregate reported income taxes                $107,083       $101,310       $ 97,443
                                                  ------------------------------------------
                                                  ------------------------------------------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                              YEAR ENDED DECEMBER 31
                                                        1997           1996           1995
                                                     ----------------------------------------
     Federal income tax rate                            35.0%          35.0%          35.0%
     Reconciling items:
       Tax exempt interest and dividends
          received deduction                            (0.5)          (2.7)          (1.8)
       Other, net                                       (0.4)           1.4           (0.6)
                                                     ----------------------------------------
     Effective income tax rate                          34.1%          33.7%          32.6%
                                                     ----------------------------------------
                                                     ----------------------------------------


The tax effects of temporary differences that result in significant deferred income tax assets and deferred income tax liabilities are as follows (in thousands):

                                                                         DECEMBER 31
                                                                     1997           1996
                                                                ----------------------------
     Deferred income tax assets:
       Difference in policy liabilities                           $ 165,111      $ 122,859
       Obligation for postretirement benefits other
          than pensions                                               8,136          8,136
       Other deferred income tax assets                              22,293         20,730
                                                                ----------------------------
     Gross deferred income tax assets                               195,540        151,725
     Deferred income tax liabilities:
       Net unrealized gains on securities available for sale        139,491        110,500
       Deferral of policy acquisition costs                         160,981        116,050
       Deferred gain recognition for income tax purposes             16,604         16,357
       Other deferred income tax liabilities                         19,964         19,513
                                                                ----------------------------
     Gross deferred income tax liabilities                          337,040        262,420
                                                                ----------------------------
     Net deferred income tax liabilities included in
       balance sheets                                             $(141,500)     $(110,695)
                                                                ----------------------------
                                                                ----------------------------


Federal income tax returns for all years through 1993 are closed. In the opinion of management, recorded income tax liabilities adequately provide for all remaining open years.

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". The Company has approximately $91 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related deferred tax liability has been recognized. If the entire balance of the account became taxable under the current federal rate, the tax would approximate $32 million.

9. RETIREMENT BENEFIT PLANS

PENSION PLANS

The Company participates in the defined benefit pension plans of Jefferson-Pilot Corporation. These plans cover substantially all employees and full time life insurance agents. The plans provide benefits based on annual compensation and years of service. The plans are noncontributory and are funded through group annuity contracts issued by the Company. The assets of the plans are those of the related contracts, and are primarily held in separate accounts of the Company. The funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. Pension expense totaled $0.9 million in 1997. Pension income totaled $0.1 million in 1996 and $0.6 million in 1995. Prepaid pension cost was $9.4 million and $4.3 million at December 31, 1997 and 1996, respectively.

OTHER POSTRETIREMENT BENEFIT PLANS

The Company participates in contributory health care and life insurance benefit plans sponsored by Jefferson-Pilot Corporation. Substantially all of the Company's employees and qualifying agents may become eligible for these benefits if they reach retirement age or become disabled while employed by the Company and meet certain years-of-service requirements. Most of the postretirement health care and life insurance benefits are provided through the Company. The Company contributes to a welfare benefit trust from which future benefits will be paid. The Company accrues the cost of providing postretirement benefits other than pensions during the employees' active service periods. Nonpension postretirement benefits expense totaled $0.6 million in 1997, $0.7 million in 1996 and $0.6 million in 1995. Accrued benefit cost was $22.5 million and $23.0 million at December 31, 1997 and 1996, respectively.

DEFINED CONTRIBUTION PLANS

The Company participates in defined contribution retirement plans sponsored by Jefferson-Pilot Corporation covering most employees and full-time agents. The Company matches a portion of participant contributions and makes profit sharing contributions to a fund which acquires and holds shares of Jefferson-Pilot Corporation's common stock. Plan assets are invested under a group variable annuity contract issued by the Company. The Company expensed $1.5 million, $2.3 million and $1.0 million related to the plan during 1997, 1996 and 1995, respectively.

10. REINSURANCE

The Company attempts to reduce its exposure to significant individual claims by reinsuring portions of certain individual life insurance policies and annuity contracts written. The Company reinsures the portion of an individual life insurance risk that exceeds $1 million, with an additional $250,000 retention for accidental death benefits. Individual life insurance risks assumed in the KCL transaction that exceed $350,000 are also reinsured. The Company also attempts to reduce exposure to losses that may result from unfavorable events or circumstances by reinsuring certain levels and types of accident and health insurance risks underwritten. The Company assumes portions of the life and accident and health risks underwritten by certain other insurers on a limited basis, but amounts related to assumed reinsurance are not material to the financial statements.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to the Company. The Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk related to reinsurance activities. No significant credit losses resulted from the Company's reinsurance activities during the three years ended December 31, 1997.

The effects of reinsurance on total premiums and other considerations and total benefits are as follows (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                      1997           1996           1995
                                                   ----------------------------------------
     Premiums and other considerations, before
       effect of reinsurance ceded                  $837,530       $919,560       $807,076
     Less premiums and other considerations ceded     56,596         58,055         31,958
                                                   ----------------------------------------
     Net premiums and other considerations          $780,934       $861,505       $775,118
                                                   ----------------------------------------
                                                   ----------------------------------------

     Benefits, before reinsurance recoveries        $846,487       $884,806       $774,011
     Less reinsurance recoveries                      42,952         52,311         25,965
                                                   ----------------------------------------
     Net insurance and annuity benefits             $803,535       $832,495       $748,046
                                                   ----------------------------------------
                                                   ----------------------------------------


11. DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying values and fair values of financial instruments as of December 31 are summarized as follows (in millions):

                                                         1997                          1996
                                               ------------------------      ------------------------
                                                CARRYING         FAIR         CARRYING         FAIR
                                                  VALUE          VALUE          VALUE          VALUE
                                               ------------------------      ------------------------
     FINANCIAL ASSETS
     Debt securities available for sale          $3,078         $3,078         $2,710         $2,710
     Debt securities held to maturity             1,824          1,886          1,849          1,874
     Equity securities available for sale           321            321            421            421
     Equity securities trading portfolio              -              -             23             23
     Mortgage loans                               1,113          1,178          1,014          1,056
     Policy loans                                   239            246            235            228
     Due from affiliates                             44             45             42             41

     FINANCIAL LIABILITIES
     Annuity contract liabilities in
       accumulation phase                         1,562          1,486          1,379          1,319
     Securities sold under repurchase
       agreements                                    95             95            199            199

The fair values of cash, cash equivalents, balances due on account from agents, reinsurers and others, and accounts payable approximate their carrying amounts as reflected in the balance sheets due to their short-term maturity or availability. Assets and liabilities related to the Company's separate accounts are reported at fair value in the accompanying balance sheets.

The fair values of debt and equity securities have been determined from nationally quoted market prices and by using values supplied by independent pricing services and discounted cash flow techniques. These fair values are disclosed together with carrying amounts in Note 3. Fair values for affiliate bonds discussed in Note 1 are determined using similar sources.

The fair value of the mortgage loan portfolio has been estimated by discounting expected future cash flows using the interest rate currently offered for similar loans.

The fair value of policy loans outstanding for traditional life products has been estimated using a current risk-free interest rate applied to expected future loan repayments projected based on historical repayment patterns. The fair values of policy loans on universal life-type and annuity products approximate carrying values due to the variable interest rates charged on those loans.

Annuity contracts issued by the Company do not generally have defined maturities. Therefore, fair values of the Company's liabilities under annuity contracts, the carrying amounts of which are included with policyholder contract deposits in the accompanying balance sheets, are estimated to equal the cash surrender values of the underlying contracts.

The fair value of the liability for securities sold under repurchase agreements approximates its carrying amounts, which amounts include accrued interest.

The fair value of interest rate swaps that hedge annuity contract deposits have not been recorded on the balance sheet and are not significant.

12. COMMITMENTS AND CONTINGENT LIABILITIES

The Company routinely enters into commitments to extend credit in the form of mortgage loans and to purchase certain debt instruments for its investment portfolio in private placement transactions. The fair value of outstanding commitments to fund mortgage loans and to acquire debt securities in private placement transactions, which are not reflected in the balance sheets, approximates $50 million as of December 31, 1997.

The Company is a defendant in a proposed class action suit alleging deceptive practices, fraudulent and negligent misrepresentation and breach of contract in the sale of certain life insurance policies using policy performance illustrations which used then current interest or dividend rates and insurance charges and illustrated that some or all of the future premiums might be paid from policy values rather than directly by the insured. The claimant's actual policy values exceeded those illustrated on a guaranteed basis, but were less than those illustrated on a then current basis due primarily to the interest crediting rates having declined along with the overall decline in interest rates in recent years. Unspecified compensatory and punitive damages, costs and equitable relief are sought. While management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome, management believes that it has made appropriate disclosures to policyholders as a matter of practice and intends to vigorously defend its position.

In the normal course of business, the Company is involved in various lawsuits. Because of the considerable uncertainties that exist, the Company cannot predict the outcome of pending or future litigations. However, management believes that the resolution of pending legal proceedings will not have a material adverse effect on the Company's financial position or liquidity, but could have a material adverse effect on the results of operations for a specific period.

The Company leases electronic data processing equipment and field office space under noncancelable operating lease agreements. The lease terms generally range from three to five years. Annual rent expense approximated $5 million in 1997, $5 million in 1996, and $6 million in 1995. Future rental commitments are not significant.

13. SUPPLEMENTAL CASH FLOW INFORMATION

The accompanying 1997 statement of stockholder's equity reflects noncash dividends in the amount of $27 million representing the Company's equity in assets transferred to the Company's parent company during 1997.

The accompanying 1995 statement of stockholder's equity reflects a noncash dividend in the amount of $72 million representing the Company's equity in a wholly-owned subsidiary transferred to the Company's parent company during 1995 (see Note 7).

Cash payments for interest on financing arrangements totaled $10 million in 1997, $11 million in 1996, and $17 million in 1995. Interest expense totaled $8.9 million, $10.9 million, and $15.7 million in 1997, 1996 and 1995, respectively. Cash payments for income taxes totaled $109 million, $99 million and $74 million (net of refunds of $5 million) in 1997, 1996 and 1995, respectively.

                                       PART C
                                  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements.

     Included in Part B of the Registration Statement:

          Jefferson-Pilot Separate Account A


               Statements of Assets and Liabilities at December 31, 1997

               Statements of Operations for the Year Ended December 31, 1997

               Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996


               Notes to Financial Statements

               Report of Independent Auditors

          Statements of Depositor - Jefferson-Pilot Life Insurance Company


               Balance Sheets at December 31, 1997 and 1996

               Statements of Income for the Years Ended December 31, 1997, 1996 and 1995

               Statements of Stockholder's Equity for the Years Ended December 31, 1997, 1996 and 1995

               Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995


               Notes to Financial Statements

               Report of Independent Auditors

(b)  Exhibits.

     (1) Resolution of the Board of Directors of Depositor authorizing the establishment of Registrant. (incorporated by reference to the Form N-4 registration statement of Jefferson-Pilot Separate Account A, (the "Registrant") filed with the Securities and Exchange Commission (the "Commission")) (File No. 33-11084).

     (2)  None

     (3) Distribution Agreement between the Registrant and Jefferson-Pilot Investor Services, Inc., dated June 29, 1994 (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11064).

     (4)  (a)   Form of variable annuity contract ("AlphaFLEX"). (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No.
                33-11084).

          (b) Form of variable annuity contract ("Alpha"). (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

     (5) Form of application used with variable annuity (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

     (6)  (i)   Articles of Incorporation. (incorporated by reference to the
                Form N-4 registration statement of the Registrant filed with the Commission (File No. 33-11084).

     (6)  (ii)  By-Laws (incorporated by reference to Post Effective Amendment
                No. 8 to the Registrant's Form N-4 registration statement filed with the Commission on May 2,1994.) (File No. 33-11084).

     (6)  (iii) Articles of Amendment to Restated Charter. (incorporated by reference to Post Effective Amendment No. 2 to the Registrant's Form N-4, filed with the Commission on April 29, 1988.) (File No. 33-11084).

     (7)  None.


     (8)  (a)   Participation Agreement Among Variable Insurance Products Fund,
                Fidelity Distributors Corporation and Jefferson-Pilot Life
                Insurance Company. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

          (b) Form of Participation Agreement Among Variable Insurance Products Fund, II, Fidelity Distributors Corporation and Jefferson-Pilot Life Insurance Company. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1,1994.) (File No. 33-11084).

          (c) Form of Participation Agreement Among MFS Variable Insurance Trust, Jefferson-Pilot Life Insurance Company and Massachusetts Financial Services Company. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on May 3,1996.) (File No. 33-11084).

          (d) Form of Participation Agreement Among The Alger American Fund, Jefferson-Pilot Life Insurance Company and Fred Alger and Company, Incorporated. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on May 3,1996.) (File No. 33-11084).


     (9) Consent and Opinion of Counsel. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

     (10) (a)   Consent of Ernst & Young LLP.

          (b)   Consent of McGladrey & Pullen LLP.


          (c)   Powers of Attorney.

     (11) None.

     (12) None.


     (13) Schedule of Computation of Performance (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on May 2, 1997) (File No. 33-11084).


     (14) Financial Data Schedule.


ITEM 25.  DIRECTORS AND OFFICERS OF JEFFERSON-PILOT LIFE INSURANCE COMPANY*

DIRECTORS




Edwin B. Borden
Borden Manufacturing Company
P0 Drawer P
Goldsboro, NC 27533

William H. Cunningham
The University of Texas System
601 Colorado, O'Henry Hall
Austin, TX 78701




Dennis R. Glass

Robert G. Greer
Bank of Tanglewood
500 Chimney Rock
Houston, TX 77056

George W. Henderson, III
Burlington Industries, Inc.
3330 W. Friendly Ave.
Greensboro, NC 27410

Hugh L. McColl, Jr.
NationsBank Corporation
NC 1-007-5801
100 North Tryon Street
Charlotte, NC 28255

E. S. Melvin
The Joseph M. Bryan Foundation of
Greater Greensboro, Inc.
324 West Wendover Avenue, Suite 207
Greensboro, NC 27408

Kenneth C. Mlekush

William Porter Payne
NationsBank Corporation
600 Peachtree Street, NE
55th Floor
Atlanta, GA 30308-2214

Donald S. Russell, Jr.
Attorney at Law
One Tiftgreen Circle
Columbia, SC 29223


Robert H. Spilman
Spillman Properties
PO Box 880
3559 Fairystone Park Highway
Bassett, VA 24055


David A. Stonecipher

Martha Ann Walls
Southern Newspapers, Inc.
1050 Wilcrest Drive
Houston, TX 77042

E. Jay Yelton


OFFICERS*


David A. Stonecipher - Chairman and Chief Executive Officer
Kenneth C. Mlekush - President
C. Randolph Ferguson - Executive Vice President - Group
Dennis R. Glass - Executive Vice President, Chief Financial Officer and
     Treasurer
John D. Hopkins - Executive Vice President and General Counsel
E. Jay Yelton - Executive Vice President - Investments
Reggie D. Adamson - Senior Vice President - Finance
Darryl D. Andrews - Senior Vice President Information Systems
Charles Phillip Elam II - Senior Vice President and Annuity Actuary
John C. Ingram - Senior Vice President - Securities
David B. Jarvis - Senior Vice President - Bank Assurance
Frank G. Mahoney - Senior Vice President - Annuity and Investment Products Hal B. Phillips, Jr. - Senior Vice President and Chief Actuary
James T. Ponder -Senior Vice President - Special Markets
Ronald H. Ridlehuber - Senior Vice President - Independent Marketing William L. Seawell, II - Senior Vice President - Ordinary Marketing
Dale E. Cooper - Vice President - Variable Annuities
Valerie W. Loftin - Vice President - Annuity Operations
Robert A. Reed - Vice President, Secretary and Associate General Counsel Donna L. Drew - Second Vice President
     32991 Hamilton Court, Farmington Hills, MI 48334
Paul F. Warnock - Second Vice President and Associate Actuary
David Mattinson - Second Vice President Annuity Accounting

* The Principal Business Address for each Director and Officer of the Depositor is, unless otherwise indicated, 100 North Greene Street, Greensboro, North Carolina 27401





ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor established the Registrant by action of its Board of Directors pursuant to North Carolina law. The Depositor is a wholly-owned subsidiary of Jefferson-Pilot Corporation, which is a publicly owned company. Both of these companies are North Carolina companies.

Separate financial statements are filed for the Registrant. All of Jefferson-Pilot Corporation's subsidiaries' financial statements are included in Jefferson-Pilot Corporation's consolidated financial statements.

The following is a list of corporations controlled by Jefferson-Pilot
Corporation.


                                                                                   Percent of
                                                                                Voting Securities
                                          State of                              Owned by Jefferson-
Name                                    Incorporation                           Pilot Corporation
---------------------------------------------------------------------------------------------------

Jefferson-Pilot Life                    North Carolina                          100%
     Insurance Company

Jefferson-Pilot Variable                North Carolina                          100%
     Corporation

Jefferson - Pilot                       North Carolina                          100%
     Communications Company

Alexander Hamilton Life                 Michigan                                100%
     Insurance Company of America

AH (Michigan) Life Insurance            Michigan                                100%
     Company

First Alexander Hamilton                New York                                100%
     Life Insurance Company

Jefferson Pilot Financial               New Hampshire                           100%
     Insurance Company

Jefferson Pilot LifeAmerica             New Jersey                              100%
     Insurance Company

Sovereign Life Insurance                New Hampshire                           100%
     Company

Jefferson Pilot Securities Corporation  New Hampshire                           100%

Omitted from the list are subsidiaries of Jefferson-Pilot Corporation and the other companies listed which, considered in the aggregate as a single subsidiary, would not constitute a significant subsidiary. Because none of the companies listed is a subsidiary of Registrant, only the financial statements of Registrant are filed.


ITEM 27.  NUMBER OF CONTRACT HOLDERS


As of March 27, 1998, the number of contract owners of these qualified contracts of Jefferson-Pilot Separate Account A was 3,020 and on that same date the number of contract holders of these non-qualified contracts of Jefferson-Pilot Separate Account A was 1,205.


ITEM 28.  INDEMNIFICATION


The Jefferson-Pilot Corporation, pursuant to resolution of its Board of Directors, has agreed to indemnify the officers and directors of Jefferson Pilot Variable Corporation and Jefferson-Pilot Life Insurance Company against any liability to the extent permitted by law. The resolution provides that the Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, including all appeals, by reason of the fact that he/she is or was a director, officer, or employee of the Corporation, or is or was serving at the request of the Corporation as a director, trustee, officer, employee, or agent of another Corporation, partnership, joint venture, trust, or other enterprise, or as a committee member, trustee or administrator under an employee benefit plan (all such persons hereinafter sometimes referred to as "employee"), against expenses (including attorneys' fees), judgments, decrees, fines, penalties, and amounts paid in settlement actually and reasonably incurred by such employee in connection with such action, suit or proceeding, except that no indemnification shall be made in respect of any liability or litigation expense which such employee may incur on account of that employee's activities which were at the time taken, known or believed by that employee to be clearly in conflict with the best interests of the Corporation.


Any indemnification (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the employee is proper in the circumstances because the employee did not know or believe, at the time, that the activities were clearly in conflict with the best interests of the Corporation.


The North Carolina law applicable to indemnification of directors and officers provides that it is the public policy of North Carolina to enable corporations organized under North Carolina law to attract and maintain responsible, qualified directors, officers, employees and agents, and, to that end, to permit such corporations to allocate the risk of personal liability of directors, officers, employees and agents through indemnification and insurance.


A North Carolina corporation may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if:


     (1)  He conducted himself in good faith; and

     (2) He reasonably believed (i) in the case of conduct in his official capacity with the corporation, that his conduct was in its best interests; and (ii) in all other cases, that his conduct was at least not opposed to its best interests; and

     (3) In the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful.

A North Carolina corporation may not indemnify a director under North Carolina law in connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or in connection with any other proceeding charging improper personal benefit to him, whether or not involving action in his official capacity, in which he was adjudged liable on the basis that personal benefit was improperly received by him.


Unless limited by its articles of incorporation, North Carolina law provides that a North Carolina corporation shall indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisidiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS


(a) Jefferson-Pilot Variable Corporation also acts as principal underwriter for the following:

     - Alexander Hamilton Variable Annuity Separate Account of Alexander Hamilton Life Insurance Company of America
     -    JPF Separate Account A of Jefferson Pilot Financial Insurance Company
     -    JPF Separate Account C of Jefferson Pilot Financial Insurance Company
     -    JPF Separate Account B of Jefferson Pilot LifeAmerica Insurance
          Company
     -    JPF Separate Account D of Jefferson Pilot LifeAmerica Insurance
          Company
     -    Jefferson Pilot Variable Fund, Inc.


(b)
Name and Principal                      Positions and Offices
Business Address*                          with Underwriter
------------------                      -----------------------------------

Ronald R. Angarella                     Director and President
David K. Booth                          Vice President, Marketing
W. Thomas Boulter                       Chief Compliance Officer
Charles C. Cornelio                     Director
  Kevin Haddad                          Compliance Officer
  100 North Greene Street
  Greensboro, NC 27401
Carol R. Hardiman                       Director
Shari J. Lease                          Secretary
John A. Weston                          Chief Financial Officer
Stafford Moser                          Assistant Vice President, Marketing
  100 North Greene Street
  Greensboro, NC 27401



*All of the addresses are One Granite Place, Concord, NH 03301 (except as otherwise noted).


(c)

               (1)            (2)           (3)            (4)           (5)
             Name of          Net       Compensation     Brokerage  Compensation
            Principal    Underwriting  on Redemption    Commissions
           Underwriter   Discounts and
                         Commissions
1997   Jefferson Pilot      $  0           $  0          $528,208       $  0
       Variable
       Corporation


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


Accounts and records required by the 1940 Act and the rules promulgated thereunder are maintained at 100 North Greene Street, Greensboro, North Carolina 27401 and One Granite Place, Concord, New Hampshire 03301.


ITEM 31.  MANAGEMENT SERVICES

None


ITEM 32.  UNDERTAKINGS


Registrant hereby represents that a no-action letter issued by the Commission staff to the American Council of Life Insurance, available November 22, 1988, is being relied upon and the provisions of paragraphs numbered (1) - (4) of that letter have been complied with.

(a)  Not Applicable.

(b)  Not Applicable.

(c)  Not Applicable.

(d) Jefferson-Pilot Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jefferson-Pilot Life Insurance Company.

                                      SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Greensboro and State of North Carolina on the 13th day of April, 1998.


          JEFFERSON-PILOT SEPARATE ACCOUNT A
               (Registrant)


          JEFFERSON-PILOT LIFE INSURANCE COMPANY
               (Depositor)



          By:  /s/ David A. Stonecipher
               ----------------------------------------
               David A. Stonecipher, Chairman and CEO



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




Signature                               Title                                   Date
---------                               -----                                   ----

/s/ David A. Stonecipher                Chairman and Chief                      April 13, 1998
------------------------                Executive Officer
David A. Stonecipher                    (Principal Executive Officer)

/s/ Dennis R. Glass                     Executive Vice President                April 13, 1998
-------------------                     and Chief Financial Officer
Dennis R. Glass                         (Principal Financial and
                                        Accounting Officer)



                                      SIGNATURES



Edwin B. Borden, Director*
William H. Cunningham, Director*
Dennis R. Glass, Director*
Robert G. Greer, Director*
George W. Henderson, III, Director*
Hugh L. McColl, Jr., Director
E. S. Melvin, Director*
Kenneth C. Mlekush, President and Director*
William Porter Payne, Director*
Donald S. Russell, Jr., Director
Robert H. Spilman, Director*
David A. Stonecipher, Director*
Martha Ann Walls, Director*
E. Jay Yelton, Executive Vice President and Director*



*By: /s/ Shari J. Lease
     --------------------------------------------------
     Shari J. Lease, Attorney-in-Fact
     executed on the 15th day of April, 1998,
     pursuant to Powers of Attorney filed as an
     Exhibit hereto

                                    EXHIBIT INDEX


Exhibit   Description of
No.       Exhibit
---       -------

(1O)(a)   Consent of Independent Certified Public Accountants

(10)(b)   Consent of Independent Certified Public Accountants

(10)(c)   Powers of Attorney

(14)      Financial Data Schedule